UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

PFM Multi-Manager Series Trust
(Exact name of registrant as specified in charter)

213 Market Street

Harrisburg, Pennsylvania 17101-2141
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant’s telephone number, including area code: (800) 527-5412

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

First American Multi-Manager Domestic Equity Fund
Institutional Class | FAEQX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the First American Multi-Manager Domestic Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html. You can also request this information by contacting us at (800) 527-5412.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund uses a multi-manager approach, allocating assets to one or more sub-advisers and may also allocate assets to third-party mutual funds and ETFs. The Fund utilized the following sub-advisers as of September 30, 2025: Aristotle Atlantic Partners, LLC (Aristotle Atlantic) and Putnam Investment Management,  LLC. The Fund also held positions in the iShares Russell 2000 Growth ETF, PIMCO RAE US Small Fund and Schwab U.S. Large Cap ETF.
The Fund returned 16.80% for the year ended September 30, 2025,  underperforming the Russell 3000 Index benchmark return of 17.41% for the same period. The  underperformance was primarily due to manager selection as former sub-advisers Vaughan Nelson Investment Management, L.P. (Vaughan Nelson) and Jacobs Levy Equity Management, Inc. (Jacobs Levy) underperformed during this period. Vaughan Nelson underperformed due to underexposure to the Magnificent 7 and negative stock selection in other areas. Jacobs Levy  underperformed due to its persistent value and smaller size bias, as growth and larger market cap outperformed. The allocations to both Vaughan Nelson and Jacobs Levy were transitioned to other sub-advisers during the period. The Fund experienced positive manager selection from the allocation to Aristotle Atlantic, which outperformed the Russell 3000 Index benchmark due to positive stock selection in information technology, health care, communication services, and industrials.
HOW DID THE FUND PERFORM SINCE INCEPTION? (DECEMBER 29, 2017 TO SEPTEMBER 30, 2025)*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
†	The Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
First American Multi-Manager Domestic Equity Fund	PAGE 1	TSR-AR-71719T208

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/29/2017)
Institutional Class	16.80	14.69	12.55
Russell 3000 Index	17.41	15.74	13.77
Visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund commenced operations on December 29, 2017. The Fund was not invested in accordance with the Fund’s investment strategies until May 16, 2018.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,229,261,951
Number of Holdings	160
Net Advisory Fee	$3,393,871
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (% of total investments as of September 30, 2025)
Sector Breakdown**
**	Percentages above are inclusive of underlying exposures within the iShares Russell 2000 Growth ETF, PIMCO RAE US Small Fund and Schwab U.S. Large Cap ETF and may differ from percentages reflected in the Schedule of Investments.
WHAT NOTEWORTHY CHANGES OCCURRED OVER THE PAST YEAR?
This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2026 upon request at (800) 527-5412 or at  https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html.
Effective October 1, 2024, the Fund was renamed First American Multi-Manager Domestic Equity Fund. The name change coincided with a consolidation, also effective October 1, 2024, of the Fund’s adviser, PFM Asset Management LLC into its parent company, U.S. Bancorp Asset Management, Inc., and merger of the Fund’s distributor, PFM Fund Distributors, Inc. into its affiliate, U.S. Bancorp Investments, Inc. Prior to this, the Fund was named PFM Multi-Manager Domestic Equity Fund.
Putnam Investment Management, LLC, a sub-adviser of the Fund,  was hired during the period.  Vaughan Nelson Investment Management, L.P. and  Jacobs Levy Equity Management, Inc., sub-advisers of the Fund, were terminated during the period.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information,  visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html.
First American Multi-Manager Domestic Equity Fund	PAGE 2	TSR-AR-71719T208

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (800) 527-5412, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First American Multi-Manager Domestic Equity Fund	PAGE 3	TSR-AR-71719T208

First American Multi-Manager International Equity Fund
Institutional Class | FAIEX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the First American Multi-Manager International Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html. You can also request this information by contacting us at (800) 527-5412.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund uses a multi-manager approach, allocating assets to one or more sub-advisers and may also allocate assets to third-party mutual funds and ETFs. The Fund utilized the following sub-advisers as of September 30, 2025: Acadian Asset Management LLC (Acadian), Aristotle Capital Management, LLC (Aristotle), Ninety One North America, Inc. and WCM Investment Management LLC. The Fund also held positions in the Schwab International Equity ETF and  Schwab Emerging Markets Equity ETF.
The Fund returned 18.07% for the year ended September 30, 2025, outperforming the  MSCI All Country World ex-U.S. Index benchmark return of 16.45% for the same period. Active managers within total international markets contributed to relative performance, aided by strong stock selection and positive sector allocation effects. Within international developed markets, Acadian generated alpha, while Aristotle was the leading detractor, primarily due to challenging stock selection in the industrials, materials, and consumer staples sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION? (DECEMBER 29, 2017 TO SEPTEMBER 30, 2025)*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
†	The Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
First American Multi-Manager International Equity Fund	PAGE 1	TSR-AR-71719T505

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/29/2017)
Institutional Class	18.07	9.22	5.84
MSCI All Country World ex-U.S. Index	16.45	10.26	6.31
Visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund commenced operations on December 29, 2017. The Fund was not invested in accordance with the Fund’s investment strategies until May 16, 2018.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$966,338,203
Number of Holdings	344
Net Advisory Fee	$4,250,950
Portfolio Turnover	70%
WHAT DID THE FUND INVEST IN? (% of total investments as of September 30, 2025)
Sector Breakdown**

Region Breakdown**	(%)
EM Asia	24.3%
EMU	24.0%
Pacific	19.5%
Europe ex EMU	16.4%
North America	6.4%
EM Latin America	3.2%
EM Europe, Middle East & Africa	3.1%
Middle East	0.6%
Cash Equivalents and Other	2.5%
**	Percentages above are inclusive of underlying exposures within the Schwab International Equity ETF and Schwab Emerging Markets Equity ETF and may differ from percentages reflected in the Schedule of Investments.
WHAT NOTEWORTHY CHANGES OCCURRED OVER THE PAST YEAR?
This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2026 upon request at (800) 527-5412 or at  https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html.
Effective October 1, 2024, the Fund was renamed First American Multi-Manager International Equity Fund. The name change coincided with a consolidation, also effective October 1, 2024, of the Fund’s adviser, PFM Asset Management LLC into its parent company, U.S. Bancorp Asset Management, Inc., and merger of the Fund’s distributor, PFM Fund Distributors, Inc. into its affiliate, U.S. Bancorp Investments, Inc. Prior to this, the Fund was named PFM Multi-Manager International Equity Fund.
Kayne Anderson Rudnick Investment Management, LLC and  Schroder Investment Management North America Inc., sub-advisers of the Fund, were terminated during the period.
First American Multi-Manager International Equity Fund	PAGE 2	TSR-AR-71719T505

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information,  visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (800) 527-5412, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First American Multi-Manager International Equity Fund	PAGE 3	TSR-AR-71719T505

First American Multi-Manager Fixed-Income Fund
Institutional Class | FAFIX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the First American Multi-Manager Fixed-Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You can also request this information by contacting us at (800) 527-5412.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund uses a multi-manager approach, which includes allocating assets to one or more sub-advisers and may also allocate assets to third-party mutual funds and  ETFs. The Fund utilized the following sub-advisers as of September 30, 2025: Brown Brothers Harriman & Co., PineBridge Investments LLC (PineBridge), PGIM, Inc. (PGIM) and Teachers Advisors, LLC (Teachers). The Fund also held positions in the iShares Core U.S. Aggregate Bond ETF and iShares 10-20 Year Treasury Bond ETF.
The Fund returned 3.18% for the year ended September 30, 2025, outperforming the  Bloomberg U.S. Aggregate Index benchmark return of 2.88% for the same period. The  outperformance was largely a result of active core managers PGIM and Teachers. An overweight to credit through investment grade manager  PineBridge  and prior exposure to two high yield mutual funds also contributed.
HOW DID THE FUND PERFORM SINCE INCEPTION? (DECEMBER 29, 2017 TO SEPTEMBER 30, 2025)*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
†	The Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
First American Multi-Manager Fixed-Income Fund	PAGE 1	TSR-AR-71719T802

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/29/2017)
Institutional Class	3.18	0.38	2.34
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.65
Visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund commenced operations on December 29, 2017. The Fund was not invested in accordance with the Fund’s investment strategies until May 16, 2018.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,614,603,177
Number of Holdings	1,982
Net Advisory Fee	$6,134,407
Portfolio Turnover	76%
WHAT DID THE FUND INVEST IN? (% of total investments as of September 30, 2025)
Sector Breakdown**
**	Percentages above are inclusive of underlying exposures within the iShares Core U.S. Aggregate Bond ETF and iShares 10-20 Year Treasury Bond ETF and may differ from percentages reflected in the Schedule of Investments.
WHAT NOTEWORTHY CHANGES OCCURRED OVER THE PAST YEAR?
This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2026 upon request at (800) 527-5412 or at  https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html.
Effective October 1, 2024, the Fund was renamed First American Multi-Manager Fixed-Income Fund. The name change coincided with a consolidation, also effective October 1, 2024, of the Fund’s adviser, PFM Asset Management LLC into its parent company, U.S. Bancorp Asset Management, Inc., and merger of the Fund’s distributor, PFM Fund Distributors, Inc. into its affiliate, U.S. Bancorp Investments, Inc. Prior to this, the Fund was named PFM Multi-Manager Fixed-Income Fund.
Penn Mutual Asset Management, LLC, a sub-adviser of the Fund,  was terminated during the period.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information,  visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (800) 527-5412, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First American Multi-Manager Fixed-Income Fund	PAGE 2	TSR-AR-71719T802

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, PFM Multi-Manager Series Trust (the “Registrant”), has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the Code of Ethics description in paragraph (b) of Item 2 of Form N-CSR.

(c)	The Registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

(d)	Not applicable.

(e)	The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant (the “Board”) has determined that the Registrant has three “audit committee financial experts,” as that term is defined under Item 3(b) and 3(c) of Form N-CSR, serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Bruce Aronow, Robert Bernstein, and Carmen Heredia-Lopez, who are “independent” trustees of the Registrant, as that term is defined under Item 3(a)(2) of Form N-CSR. The designation of Messrs. Aronow and Bernstein and Ms. Heredia-Lopez as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“EY”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements or services that are normally provided by EY in connection with the Registrant’s statutory and regulatory filings or engagements were $223,885 for the fiscal year ended September 30, 2025 and $225,970 for the fiscal year ended September 30, 2024.

Audit-Related Fees

(b)	The aggregate fees billed for each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $60,000 for the fiscal year ended September 30, 2025 and $60,000 for the fiscal year ended September 30, 2024.

Tax Fees

(c)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by EY to the Registrant for tax compliance, tax advice, tax planning and tax return preparation were $48,310 for the for the fiscal year ended September 30, 2025 and $58,547 for the fiscal year ended September 30, 2024.

All Other Fees

(d)	The aggregate fees billed for each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2025 and $0 for the fiscal year ended September 30, 2024.

(e)(1)	The Registrant’s audit committee has adopted Pre-Approval Policies and Procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including non-audit services provided to the Registrant’s investment adviser(s) and to any affiliate of the investment adviser(s) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	0% of services described in paragraphs (b) through (d) of this Item were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years were $48,310 for the fiscal year ended September 30, 2025 and $58,547 for the fiscal year ended September 30, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PFM Multi-Manager Series Trust
First American Multi-Manager Domestic Equity Fund
First American Multi-Manager International Equity Fund
First American Multi-Manager Fixed-Income Fund
Annual Financial Statements and Additional Information
September 30, 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of PFM Multi-Manager Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of PFM Multi-Manager Series Trust (the “Trust”) (comprising First American Multi-Manager Domestic Equity Fund, First American Multi-Manager International Equity Fund, and First American Multi-Manager Fixed-Income Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising PFM Multi-Manager Series Trust at September 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more U.S. Bancorp Asset Management, Inc. investment companies since 1999.
Philadelphia, Pennsylvania
November 26, 2025

1

FIRST AMERICAN MULTI-MANAGER DOMESTIC EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 19.3%
COMMUNICATION SERVICES — 2.2%
Alphabet, Inc. - Class A	26,296	$6,392,558
Alphabet, Inc. - Class C	21,468	5,228,531
AT&T, Inc.	32,510	918,082
Charter Communications, Inc. - Class A(a)	1,433	394,226
Electronic Arts, Inc.	1,917	386,659
Meta Platforms, Inc. - Class A	13,017	9,559,425
Netflix, Inc.(a)	2,133	2,557,296
New York Times Co. (The) - Class A	4,450	255,430
Pinterest, Inc. - Class A(a)	4,785	153,933
Universal Music Group NV	19,600	568,874
Walt Disney Co. (The)	6,266	717,457
Total Communication Services		27,132,471
CONSUMER DISCRETIONARY — 2.1%
ADT, Inc.	27,061	235,701
Amazon.com, Inc.(a)	45,460	9,981,652
Best Buy Co., Inc.	4,934	373,109
eBay, Inc.	3,700	336,515
Floor & Decor Holdings, Inc. - Class A(a)	601	44,294
General Motors Co.	31,250	1,905,313
Graham Holdings Co. - Class B	194	228,398
Hilton Worldwide Holdings, Inc.	2,805	727,729
Home Depot, Inc. (The)	6,384	2,586,733
LKQ Corp.	1,917	58,545
Lowe’s Cos., Inc.	5,127	1,288,466
Lululemon Athletica, Inc.(a)	563	100,175
Marriott International, Inc./MD - Class A	6,052	1,576,183
McDonald’s Corp.	2,225	676,155
O’Reilly Automotive, Inc.(a)	19,020	2,050,546
PulteGroup, Inc.	6,995	924,249
Stubhub Holdings, Inc. - Class A(a)	826	13,910
Tesla, Inc.(a)	5,783	2,571,816
Vail Resorts, Inc.	1,161	173,651
Viking Holdings Ltd.(a)	9,938	617,746
Total Consumer Discretionary		26,470,886
CONSUMER STAPLES — 0.8%
Casey’s General Stores, Inc.	580	327,886
Coca-Cola Co. (The)	19,448	1,289,791
Costco Wholesale Corp.	2,961	2,740,790
Darling Ingredients, Inc.(a)	50,354	1,554,428
Guardian Pharmacy Services, Inc. - Class A(a)	2,399	62,926
Hershey Co. (The)	870	162,734
Kenvue, Inc.	2,826	45,866
Keurig Dr Pepper, Inc.	10,147	258,850

Investments	Shares	Value
Kroger Co.	6,666	$449,355
Molson Coors Beverage Co. - Class B	8,805	398,426
Procter & Gamble Co. (The)	5,611	862,130
Target Corp.	3,872	347,318
Walmart, Inc.	14,430	1,487,156
Total Consumer Staples		9,987,656
ENERGY — 0.4%
Antero Resources Corp.(a)	47,517	1,594,672
Baker Hughes Co.	30,930	1,506,910
ConocoPhillips	8,284	783,584
Exxon Mobil Corp.	10,574	1,192,218
Permian Resources Corp.	21,951	280,973
Total Energy		5,358,357
FINANCIALS — 3.0%
American International Group, Inc.	2,770	217,556
Ameriprise Financial, Inc.	6,458	3,172,492
Apollo Global Management, Inc.	7,870	1,048,835
Arch Capital Group Ltd.	6,745	611,974
Assured Guaranty Ltd.	3,772	319,300
Bank of America Corp.	64,751	3,340,504
Bank of New York Mellon Corp. (The)	11,009	1,199,541
Berkshire Hathaway, Inc. - Class B(a)	4,506	2,265,346
Blackrock, Inc.	674	785,796
Chubb Ltd.	8,959	2,528,678
Citigroup, Inc.	15,253	1,548,180
Corebridge Financial, Inc.	13,409	429,758
Fifth Third Bancorp	6,827	304,143
Goldman Sachs Group, Inc. (The)	2,805	2,233,762
Intercontinental Exchange, Inc.	12,660	2,132,957
Jefferies Financial Group, Inc.	3,858	252,390
JPMorgan Chase & Co.	20,184	6,366,639
KKR & Co., Inc.	2,315	300,834
Mastercard, Inc. - Class A	4,450	2,531,205
Morgan Stanley	2,419	384,524
Raymond James Financial, Inc.	7,958	1,373,551
Starwood Property Trust, Inc.	16,158	312,980
TPG, Inc.	4,644	266,798
UMB Financial Corp.	4,888	578,495
Visa, Inc. - Class A	7,734	2,640,233
Total Financials		37,146,471
HEALTH CARE — 1.9%
AbbVie, Inc.	5,127	1,187,106
Adaptive Biotechnologies Corp.(a)	100,019	1,496,284
Amgen, Inc.	1,148	323,966
AstraZeneca PLC - ADR	3,772	289,388
Becton Dickinson & Co.	914	171,073

The accompanying notes are an integral part of these financial statements.

2

FIRST AMERICAN MULTI-MANAGER DOMESTIC EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Shares	Value
COMMON STOCKS — (continued)
HEALTH CARE — (continued)
Bio-Rad Laboratories, Inc. - Class A(a)	690	$193,469
Bio-Techne Corp.	34,778	1,934,700
Boston Scientific Corp.(a)	13,693	1,336,848
Cigna Group (The)	3,091	890,981
CVS Health Corp.	5,306	400,019
Dexcom, Inc.(a)	15,790	1,062,509
Eli Lilly & Co.	3,611	2,755,193
Guardant Health, Inc.(a)	31,482	1,966,995
HCA Healthcare, Inc.	677	288,537
Humana, Inc.	888	231,031
Johnson & Johnson	5,128	950,834
McKesson Corp.	1,298	1,002,757
Medtronic PLC	4,229	402,770
Merck & Co., Inc.	7,837	657,759
Regeneron Pharmaceuticals, Inc.	773	434,635
Royalty Pharma PLC - Class A	4,354	153,609
Tenet Healthcare Corp.(a)	2,963	601,608
Thermo Fisher Scientific, Inc.	4,669	2,264,558
UnitedHealth Group, Inc.	2,619	904,341
Vertex Pharmaceuticals, Inc.(a)	2,641	1,034,321
Total Health Care		22,935,291
INDUSTRIALS — 1.4%
AMETEK, Inc.	12,246	2,302,248
Boeing Co. (The)(a)	3,332	719,146
Chart Industries, Inc.(a)	4,818	964,323
Cintas Corp.	1,064	218,397
Deere & Co.	773	353,462
FedEx Corp.	1,693	399,226
General Electric Co.	4,500	1,353,690
Honeywell International, Inc.	7,739	1,629,059
Norfolk Southern Corp.	7,224	2,170,162
Northrop Grumman Corp.	773	471,004
Otis Worldwide Corp.	11,706	1,070,280
Owens Corning	1,130	159,850
RTX Corp.	3,000	501,990
Snap-on, Inc.	580	200,987
Southwest Airlines Co.	25,156	802,728
Trane Technologies PLC	5,890	2,485,344
Union Pacific Corp.	5,002	1,182,323
United Rentals, Inc.	731	697,856
Total Industrials		17,682,075
INFORMATION TECHNOLOGY — 6.3%
Adobe, Inc.(a)	997	351,692
Advanced Micro Devices, Inc.(a)	1,407	227,639
Amphenol Corp. - Class A	15,290	1,892,138
Analog Devices, Inc.	8,090	1,987,713
Apple, Inc.	58,514	14,899,420
Applied Materials, Inc.	6,960	1,424,990
Broadcom, Inc.	27,650	9,122,012

Investments	Shares	Value
Cisco Systems, Inc.	18,577	$1,271,038
Crowdstrike Holdings, Inc. - Class A(a)	2,017	989,096
Fair Isaac Corp.(a)	97	145,163
Gartner, Inc.(a)	1,031	271,019
GoDaddy, Inc. - Class A(a)	1,854	253,683
Intel Corp.	5,625	188,719
International Business Machines Corp.	2,515	709,632
Lam Research Corp.	11,417	1,528,736
Microsoft Corp.	31,467	16,298,333
NVIDIA Corp.	95,529	17,823,801
Oracle Corp.	18,313	5,150,348
Palantir Technologies, Inc. - Class A(a)	967	176,400
QUALCOMM, Inc.	4,257	708,195
Salesforce, Inc.	3,001	711,237
Synopsys, Inc.(a)	2,747	1,355,342
Total Information Technology		77,486,346
MATERIALS — 0.3%
Amcor PLC	34,372	281,163
Avery Dennison Corp.	7,683	1,245,952
DuPont de Nemours, Inc.	5,474	426,425
Eastman Chemical Co.	2,856	180,071
Freeport-McMoRan, Inc.	12,834	503,349
Nucor Corp.	3,597	487,142
Total Materials		3,124,102
REAL ESTATE — 0.4%
Alexandria Real Estate Equities, Inc. REIT	5,950	495,873
Armada Hoffler Properties, Inc. REIT	35,799	250,951
CBRE Group, Inc. - Class A(a)	10,289	1,621,135
CoStar Group, Inc.(a)	3,333	281,205
Gaming and Leisure Properties, Inc. REIT	20,564	958,488
Prologis, Inc. REIT	6,668	763,619
Total Real Estate		4,371,271
UTILITIES — 0.5%
American Water Works Co., Inc.	8,797	1,224,454
Constellation Energy Corp.	3,245	1,067,832
NextEra Energy, Inc.	23,843	1,799,908
NRG Energy, Inc.	6,768	1,096,078
PG&E Corp.	57,986	874,429
Total Utilities		6,062,701
TOTAL COMMON STOCKS (Cost $190,531,530)		237,757,626

The accompanying notes are an integral part of these financial statements.

3

FIRST AMERICAN MULTI-MANAGER DOMESTIC EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 77.5%
iShares Russell 2000 Growth ETF	98,296	$31,458,652
Schwab US Large-Cap ETF(b)	34,980,457	921,385,237
TOTAL EXCHANGE-TRADED FUNDS (Cost $781,395,912)		952,843,889
MUTUAL FUNDS — 2.4%
PIMCO RAE US Small Fund - Institutional Class (Cost $27,500,000)	2,497,729	29,198,456
SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Class, 4.03%(c) (Cost $9,817,263)	9,817,263	9,817,263
TOTAL INVESTMENTS — 100.0% (Cost $1,009,244,705)		$1,229,617,234
OTHER ASSETS AND LIABILITIES, NET — 0.0%(d)		(355,283)
NET ASSETS — 100.0%		$1,229,261,951

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the seven-day annualized effective yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

4

FIRST AMERICAN MULTI-MANAGER DOMESTIC EQUITY FUND
SCHEDULE OF INVESTMENTS(concluded)
September 30, 2025
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2025 (see Note 2 to the Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$237,188,752	$568,874	$—	$237,757,626
Exchange-Traded Funds	952,843,889	—	—	952,843,889
Mutual Funds	29,198,456	—	—	29,198,456
Money Market Funds	9,817,263	—	—	9,817,263
Total Investments	$1,229,048,360	$568,874	$—	$1,229,617,234

*	See Schedule of Investments for additional detailed categorizations.
The accompanying notes are an integral part of these financial statements.

5

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Investment	Shares	Value
COMMON STOCKS — 43.7%
AUSTRALIA — 1.0%
Aeris Resources Ltd.(b)	199,327	$64,394
Aristocrat Leisure Ltd.	28,189	1,309,199
BlueScope Steel Ltd.	30,400	457,454
Brambles Ltd.	189,051	3,117,345
Cogstate Ltd.	15,498	22,505
Computershare Ltd.	9,002	216,291
Fleetwood Ltd.	7,752	16,068
GR Engineering Services Ltd.	29,714	77,459
Horizon Oil Ltd.	215,936	31,394
Macmahon Holdings Ltd.	136,065	36,016
Northern Star Resources Ltd.	184,814	2,914,722
Pro Medicus Ltd.	565	115,639
Qantas Airways Ltd.	44,387	321,851
REA Group Ltd.	3,787	580,579
South32 Ltd.	73,356	133,183
Southern Cross Media Group Ltd.	32,401	19,203
Wagners Holding Co., Ltd.	9,659	17,903
Total Australia		9,451,205
AUSTRIA — 0.3%
Erste Group Bank AG	26,637	2,603,921
Fabasoft AG	473	9,230
Palfinger AG	231	9,576
Raiffeisen Bank International AG	9,646	334,500
Zumtobel Group AG	1,953	9,203
Total Austria		2,966,430
BELGIUM — 0.1%
KBC Group NV	5,488	657,786
UCB SA	342	94,621
Total Belgium		752,407
BERMUDA — 0.3%
Arch Capital Group Ltd.	34,240	3,106,595
BRAZIL — 0.8%
Banco BTG Pactual SA	254,078	2,306,263
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	111,783	2,775,751
NU Holdings Ltd./Cayman Islands - Class A(b)	184,380	2,951,924
Total Brazil		8,033,938
BRITAIN — 5.7%
3i Group PLC	77,700	4,284,108
accesso Technology Group PLC(b)	6,576	37,300
Aon PLC - Class A	5,300	1,889,874
Ashtead Group PLC	28,988	1,948,004
AstraZeneca PLC - ADR	8,957	687,181
AstraZeneca PLC	38,892	5,940,881

Investment	Shares	Value
BAE Systems PLC	245,720	$6,808,862
Barclays PLC	569,082	2,918,138
Barclays PLC - ADR	67,485	1,394,915
Beazley PLC	124,690	1,525,429
BP PLC - ADR	15,550	535,853
Coca-Cola Europacific Partners PLC	23,140	2,092,087
Compass Group PLC	71,780	2,445,512
Costain Group PLC	35,140	63,523
Diageo PLC	51,524	1,226,571
dotdigital group PLC	46,816	42,142
Endeavour Mining PLC	636	26,582
Foxtons Group PLC	31,033	23,151
GSK PLC	58,198	1,251,277
GSK PLC - ADR	13,763	594,011
Haleon PLC	354,751	1,602,390
Halfords Group PLC	21,670	41,651
Hikma Pharmaceuticals PLC	4,722	108,694
NatWest Group PLC	212,329	1,490,355
Next PLC	724	120,601
Odfjell Technology Ltd.	7,904	48,004
Rentokil Initial PLC	194,312	981,905
Rolls-Royce Holdings PLC	742,741	11,891,130
Sage Group PLC (The)	7,347	109,085
Speedy Hire PLC	27,025	8,779
Standard Chartered PLC	27,967	541,987
TechnipFMC PLC	22,816	900,091
Unilever PLC	20,979	1,245,366
Total Britain		54,825,439
CANADA — 1.7%
Bonterra Energy Corp.(b)	4,600	12,064
Brookfield Corp.	48,742	3,344,380
Cameco Corp.	31,807	2,669,438
Canada Goose Holdings, Inc.(b)	6,004	82,795
Canadian Natural Resources Ltd.	60,350	1,929,708
Canadian Pacific Kansas City Ltd.	43,630	3,249,999
Canfor Pulp Products, Inc.(b)	765	212
Centerra Gold, Inc.	9,100	97,493
CES Energy Solutions Corp.	2,100	14,169
Dexterra Group, Inc.	2,275	15,530
Dynacor Group, Inc.	5,600	18,872
Eldorado Gold Corp.(b)	3,300	95,299
Enerflex Ltd.	3,309	35,689
FirstService Corp.	500	95,265
Fortuna Mining Corp.(b)	16,124	144,359
Hudbay Minerals, Inc.	1,800	27,264
Jaguar Mining, Inc.(b)	8,100	33,117
Kinross Gold Corp.	104,382	2,590,612
Lassonde Industries, Inc. - Class A	200	30,450
Martinrea International, Inc.	6,179	47,063
Melcor Developments Ltd.	2,000	21,700

The accompanying notes are an integral part of these financial statements.

6

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investment	Shares	Value
COMMON STOCKS — (continued)
CANADA — (continued)
Sangoma Technologies Corp.(b)	1,700	$8,441
Saputo, Inc.	2,800	68,003
Waste Connections, Inc.	10,730	1,886,334
Total Canada		16,518,256
CHINA — 2.1%
Carpenter Tan Holdings Ltd.	27,000	26,685
Eastroc Beverage Group Co., Ltd.	38,072	1,625,068
Modern Land China Co., Ltd.(b)	430,000	0
Montage Technology Co., Ltd. - Class A	54,333	1,181,542
Natural Food International Holding Ltd.	174,681	21,325
New Hope Service Holdings Ltd.	71,000	18,610
Tencent Holdings Ltd.	133,900	11,407,716
Xiaomi Corp. - Class B(b)(c)	437,600	3,046,950
Xin Point Holdings Ltd.	34,000	17,739
Yangzijiang Shipbuilding Holdings Ltd.	172,100	450,956
Zhejiang China Commodities City Group Co., Ltd. - Class A	419,492	1,092,485
Zhejiang Leapmotor Technology Co. Ltd. - Class H(b)(c)	175,700	1,499,189
Total China		20,388,265
CURACAO — 0.0%(d)
HAL Trust	513	81,738
DENMARK — 0.4%
AP Moller - Maersk A/S - Class B	292	572,629
Columbus A/S	9,860	15,915
Genmab A/S(b)	1,103	339,999
Novo Nordisk A/S	50,282	2,775,351
Pandora A/S	2,034	265,921
ROCKWOOL A/S	1,834	68,485
Total Denmark		4,038,300
FINLAND — 0.1%
Orion Oyj	309	23,542
Wartsila OYJ Abp	22,113	662,218
Total Finland		685,760
FRANCE — 2.7%
AKWEL SADIR(b)	736	8,514
Amundi SA(c)	14,937	1,189,602
BNP Paribas SA	21,037	1,917,700
CBo Territoria	4,714	20,315
Cie de Saint-Gobain SA	15,230	1,659,171
Cie Generale des Etablissements Michelin SCA	40,179	1,443,206
Dassault Aviation SA	1,454	485,334
Dassault Systemes SE	5,162	173,645
Gaztransport Et Technigaz SA	723	133,705

Investment	Shares	Value
Klepierre SA	17,439	$679,288
Legrand SA	7,595	1,266,935
LVMH Moet Hennessy Louis Vuitton SE	2,067	1,264,767
Manitou BF SA	530	11,674
NRJ Group	1,377	12,420
Orange SA	140,251	2,275,274
Rexel SA	6,543	216,055
Safran SA	23,466	8,310,287
Societe Generale SA	55,930	3,720,213
TotalEnergies SE	22,243	1,357,293
Total France		26,145,398
GERMANY — 5.0%
Aumovio SE(b)	1,940	79,971
Bayer AG	8,617	285,709
Commerzbank AG	42,747	1,610,107
Continental AG	3,879	255,739
Deutsche Bank AG	22,505	791,535
Deutsche Boerse AG	11,282	3,023,489
Deutsche Telekom AG	3,718	126,675
E.ON SE	96,176	1,808,326
Fresenius SE & Co. KGaA	45,122	2,512,893
Gesco SE	1,651	29,661
HOCHTIEF AG	577	154,576
Infineon Technologies AG	80,331	3,135,465
KSB SE & Co. KGaA	26	27,335
MTU Aero Engines AG	353	162,018
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	3,402	2,173,733
Nemetschek SE	19,296	2,511,044
Rheinmetall AG	2,876	6,694,942
SAP SE	17,850	4,785,447
Scout24 SE(c)	3,087	386,510
Siemens AG	12,502	3,373,274
Siemens Energy AG(b)	102,406	11,974,148
Symrise AG	9,539	831,276
Talanx AG	2,213	294,250
Technotrans SE	922	33,656
United Internet AG	48,114	1,517,644
Total Germany		48,579,423
GREECE — 0.0%(d)
Alpha Bank SA	78,567	333,362
Hong Kong — 0.3%
AIA Group Ltd.	114,800	1,100,385
APT Satellite Holdings Ltd.	94,000	25,738
Bank of East Asia Ltd. (The)	86,000	133,883
Chen Hsong Holdings	38,098	8,928
Futu Holdings Ltd. - ADR	1,644	285,908
Intron Technology Holdings Ltd.	90,000	20,315
Jardine Matheson Holdings Ltd.	3,000	189,751
KLN Logistics Group Ltd.	173,038	164,477

The accompanying notes are an integral part of these financial statements.

7

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investment	Shares	Value
COMMON STOCKS — (continued)
Hong Kong — (continued)
Midland Holdings Ltd.(b)	204,000	$52,532
PC Partner Group Ltd.	16,000	12,578
Pico Far East Holdings Ltd.	264,607	89,767
Singamas Container Holdings Ltd.	276,253	23,785
SITC International Holdings Co., Ltd.	168,043	647,359
VTech Holdings Ltd.	3,200	25,755
WH Group Ltd.(c)	328,000	356,511
Total Hong Kong		3,137,672
INDIA — 1.1%
Bharti Airtel Ltd.	67,978	1,440,142
Hindustan Aeronautics Ltd.	27,731	1,482,665
ICICI Bank Ltd. - ADR	166,130	5,022,110
ICICI Bank Ltd.	27,124	411,423
Max Healthcare Institute Ltd.	162,366	2,057,427
Total India		10,413,767
IRELAND — 0.7%
Accenture PLC - Class A	6,619	1,632,246
Experian PLC	91,168	4,591,426
Ryanair Holdings PLC - ADR	4,315	259,849
Total Ireland		6,483,521
ISRAEL — 0.3%
Check Point Software Technologies Ltd.(b)	1,728	357,541
Monday.com Ltd.(b)	9,860	1,909,783
Nice Ltd. - ADR(b)	1,840	266,395
Wix.com Ltd.(b)	3,559	632,185
Total Israel		3,165,904
ITALY — 1.2%
A2A SpA	180,434	471,857
Banca Monte dei Paschi di Siena SpA	151,689	1,346,882
Cairo Communication SpA(b)	7,053	23,117
Emak SpA	21,988	26,097
Ferrari NV	9,167	4,438,233
Intesa Sanpaolo SpA	102,153	675,551
Leonardo SpA	13,659	867,674
Orsero SpA	3,283	73,210
Piquadro SpA	6,750	19,177
Prysmian SpA	31,974	3,193,703
Total Italy		11,135,501
JAPAN — 5.7%
Ajis Co., Ltd.	1,000	20,162
Astellas Pharma, Inc.	9,900	107,971
Brother Industries Ltd.	4,400	73,580
Capcom Co., Ltd.	3,000	81,662
CTS Co., Ltd.	4,600	28,555

Investment	Shares	Value
CyberAgent, Inc.	116,100	$1,391,132
Daihatsu Diesel Manufacturing Co., Ltd.	1,600	32,756
Dai-Ichi Cutter Kogyo KK	2,800	24,978
Dai-ichi Life Holdings, Inc.	38,000	298,941
Daiichi Sankyo Co., Ltd.	14,800	331,259
Daikin Industries Ltd.	12,300	1,415,140
Denso Corp.	24,100	347,054
Eisai Co., Ltd.	29,200	981,076
ENEOS Holdings, Inc.	102,700	651,996
FANUC Corp.	32,400	923,236
Fast Retailing Co., Ltd.	5,100	1,548,705
GMO GlobalSign Holdings KK	900	13,128
Ichikoh Industries Ltd.	4,900	14,654
ID Holdings Corp.	1,600	25,089
Idemitsu Kosan Co., Ltd.	40,300	276,847
Isuzu Motors Ltd.	9,600	121,166
JAC Recruitment Co., Ltd.	7,200	52,661
Japan Exchange Group, Inc.	58,400	659,859
Japan Post Bank Co., Ltd.	5,700	69,851
Japan Post Holdings Co., Ltd.	82,800	822,024
Kanamoto Co., Ltd.	900	21,895
Keyence Corp.	400	148,933
Kita-Nippon Bank Ltd. (The)	800	20,868
Koike Sanso Kogyo Co., Ltd.	2,600	25,388
Kubota Corp.	53,800	675,994
Kuriyama Holdings Corp.	900	9,956
Lasertec Corp.	2,600	359,236
Makiya Co., Ltd.	1,100	9,336
Mazda Motor Corp.	52,500	384,500
Mitsubishi Heavy Industries Ltd.	207,700	5,427,203
Mizuho Financial Group, Inc.	128,200	4,290,846
MonotaRO Co., Ltd.	123,300	1,790,668
Murata Manufacturing Co., Ltd.	16,300	309,332
NEC Corp.	9,300	297,313
NEOJAPAN, Inc.	1,600	20,821
Nexon Co., Ltd.	12,400	272,593
NIDEC Corp.	24,900	442,241
Nintendo Co., Ltd.	86,000	7,367,306
Nippon Shinyaku Co., Ltd.	7,000	157,543
Nissan Motor Co., Ltd.(b)	71,700	175,882
Nomura Holdings, Inc.	32,200	235,790
NTT, Inc.	136,400	142,631
Ono Pharmaceutical Co., Ltd.	9,900	114,083
ORIX Corp.	18,900	493,544
Otsuka Corp.	11,400	238,137
Otsuka Holdings Co., Ltd.	23,700	1,266,148
Pan Pacific International Holdings Corp.	652,000	4,301,000
Recruit Holdings Co., Ltd.	20,100	1,078,447
Rheon Automatic Machinery Co., Ltd.	3,700	35,187
Ricoh Co., Ltd.	25,000	220,494
Ryohin Keikaku Co., Ltd.	70,600	1,405,735
SCREEN Holdings Co., Ltd.	200	18,109

The accompanying notes are an integral part of these financial statements.

8

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investment	Shares	Value
COMMON STOCKS — (continued)
JAPAN — (continued)
Sekisui Kasei Co., Ltd.	5,400	$13,076
SMC Corp.	1,600	489,614
Sompo Holdings, Inc.	87,300	2,696,236
Sony Financial Group, Inc.(b)	241,700	268,038
Sony Group Corp.	241,700	6,935,632
Sumitomo Mitsui Financial Group, Inc.	38,200	1,069,350
Taiko Bank Ltd. (The)	1,500	17,849
Takaoka Toko Co., Ltd.	1,900	40,419
Tokyo Electron Ltd.	5,600	1,009,680
Toyokumo, Inc.	900	18,448
Trend Micro, Inc./Japan	7,100	387,829
Trinity Industrial Corp.	1,500	11,957
Tsubakimoto Kogyo Co., Ltd.	800	15,172
Yokowo Co., Ltd.	2,300	22,993
Yushin Precision Equipment Co., Ltd.	5,900	24,552
Total Japan		55,091,486
MACAO — 0.0%(d)
MGM China Holdings Ltd.	45,200	96,548
MEXICO — 0.5%
Grupo Mexico SAB de CV - Class B	334,222	2,908,325
Wal-Mart de Mexico SAB de CV	600,832	1,856,285
Total Mexico		4,764,610
NETHERLANDS — 2.4%
ABN AMRO Bank NV(c)	4,988	159,738
Adyen NV(b)(c)	1,950	3,129,465
Akzo Nobel NV	13,613	969,668
Argenx SE - ADR(b)	366	269,947
ASM International NV	3,940	2,368,387
ASML Holding NV	4,026	3,925,208
ASML Holding NV	5,927	5,737,869
Euronext NV(c)	735	109,854
Heineken Holding NV	469	32,231
Heineken NV	13,000	1,015,313
ING Groep NV	44,536	1,160,657
Koninklijke Ahold Delhaize NV	30,968	1,252,848
NN Group NV	14,189	1,001,791
Wolters Kluwer NV	11,867	1,619,940
Total Netherlands		22,752,916
NEW ZEALAND — 0.0%(d)
Fisher & Paykel Healthcare Corp. Ltd.	3,267	70,113
Scales Corp. Ltd.	3,335	11,002
Total New Zealand		81,115
NORWAY — 0.0%(d)
BW Offshore Ltd.	13,379	49,469
Solstad Offshore ASA(b)	9,552	51,918

Investment	Shares	Value
Yara International ASA	6,377	$232,773
Zaptec ASA(b)	9,807	30,074
Total Norway		364,234
PERU — 0.3%
Credicorp Ltd.	9,432	2,511,553
PORTUGAL — 0.2%
Galp Energia SGPS SA	80,746	1,531,062
Ibersol SGPS SA	2,340	27,466
Total Portugal		1,558,528
SINGAPORE — 1.7%
BRC Asia Ltd.	14,800	48,927
DBS Group Holdings Ltd.	62,300	2,467,386
Far East Orchard Ltd.	15,300	14,828
GuocoLand Ltd.	18,900	29,315
Hafnia Ltd.	3,936	23,769
HRnetgroup Ltd.	101,100	56,473
Low Keng Huat Singapore Ltd.	36,200	15,903
OKP Holdings Ltd.	53,600	43,982
Raffles Medical Group Ltd.	16,900	12,854
Sea Ltd. - ADR(b)	68,969	12,326,829
Singapore Exchange Ltd.	57,800	741,503
Singapore Technologies Engineering Ltd.	7,900	52,805
Singapore Telecommunications Ltd.	134,500	430,291
Total Singapore		16,264,865
SOUTH KOREA — 0.6%
Korea Electric Power Corp.	76,386	1,969,545
Samsung C&T Corp.	18,558	2,455,637
Samsung Electronics Co., Ltd. - GDR(f)	900	1,351,960
Shinhan Financial Group Co., Ltd.	7,651	386,081
Total South Korea		6,163,223
SPAIN — 0.8%
ACS Actividades de Construccion y Servicios SA	1,204	96,301
Banco Bilbao Vizcaya Argentaria SA	104,533	2,011,064
Banco Santander SA	451,812	4,722,030
CaixaBank SA	83,662	880,862
Grupo Empresarial San Jose SA	3,607	28,273
Naturhouse Health SAU	579	1,417
Total Spain		7,739,947
SWEDEN — 1.0%
Assa Abloy AB - Class B	40,163	1,409,207
Cloetta AB - Class B	9,157	33,008
Spotify Technology SA(b)	10,028	6,999,544
Telefonaktiebolaget LM Ericsson - ADR	127,944	1,058,097
Total Sweden		9,499,856

The accompanying notes are an integral part of these financial statements.

9

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investment	Shares	Value
COMMON STOCKS — (continued)
SWITZERLAND — 2.2%
ABB Ltd.	28,542	$2,057,128
Alcon AG	18,762	1,405,373
Coca-Cola HBC AG	28,864	1,361,621
dormakaba Holding AG	52	47,888
DSM-Firmenich AG	9,507	812,918
Klingelnberg AG	360	5,400
Logitech International SA	10,590	1,166,347
Lonza Group AG	1,361	913,418
Multitude PLC	1,918	16,224
Novartis AG	19,164	2,464,309
Roche Holding AG	13,633	4,487,046
Schindler Holding AG	2,708	1,029,510
STMicroelectronics NV	13,525	382,216
Sunrise Communications AG	17,116	1,012,735
Temenos AG	459	37,038
UBS Group AG	96,861	3,981,820
Total Switzerland		21,180,991
TAIWAN — 2.1%
Accton Technology Corp.	89,000	3,081,331
Taiwan Semiconductor Manufacturing Co., Ltd.	196,000	8,526,853
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	30,030	8,387,079
Total Taiwan		19,995,263
UNITED ARAB EMIRATES — 0.3%
Aldar Properties PJSC	1,121,632	2,894,272
UNITED STATES — 1.6%
Coupang, Inc.(b)	124,450	4,007,290
Linde PLC	5,240	2,489,000
Philip Morris International, Inc.	30,980	5,024,956
Seagate Technology Holdings PLC	13,621	3,215,373
STERIS PLC	3,050	754,692
Total United States		15,491,311
URUGUAY — 0.5%
MercadoLibre, Inc.(b)	2,244	5,244,093
TOTAL COMMON STOCKS (Cost $329,150,740)		421,937,692
PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Henkel AG & Co. KGaA, 0.00%	5,079	409,962
Volkswagen AG, 0.00%	1,008	109,022
TOTAL PREFERRED STOCKS (Cost $545,473)		518,984

Investment	Shares	Value
EXCHANGE-TRADED FUNDS — 54.9%
Schwab Emerging Markets Equity ETF	6,471,703	$215,960,729
Schwab International Equity ETF(a)	13,512,869	314,579,590
TOTAL EXCHANGE-TRADED FUNDS (Cost $446,913,139)		530,540,319
SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Class, 4.03%(e) (Cost $10,077,223)	10,077,223	10,077,223
TOTAL INVESTMENTS — 99.7% (Cost $786,686,575)		$963,074,218
OTHER ASSETS AND LIABILITIES, NET — 0.3%		3,263,985
NET ASSETS — 100.0%		$966,338,203

(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $9,877,819 or 1.0% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the seven-day annualized effective yield as of September 30, 2025.
(f)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of September 30, 2025, the value of these securities totaled $1,351,960 or 0.1% of the Fund’s net assets.

ADR	American Depositary Receipt
ASA	Advanced Subscription Agreement
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
The accompanying notes are an integral part of these financial statements.

10

FIRST AMERICAN MULTI-MANAGER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
September 30, 2025
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2025 (see Note 2 to the Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Australia	$—	$9,451,205	$—	$9,451,205
Austria	—	2,966,430	—	2,966,430
Belgium	—	752,407	—	752,407
Bermuda	3,106,595	—	—	3,106,595
Brazil	8,033,938	—	—	8,033,938
Britain	8,094,013	46,731,426	—	54,825,439
Canada	16,518,256	—	—	16,518,256
China	1,181,542	19,206,723	—	20,388,265
Curacao	—	81,738	—	81,738
Denmark	—	4,038,300	—	4,038,300
Finland	—	685,760	—	685,760
France	—	26,145,398	—	26,145,398
Germany	79,971	48,499,452	—	48,579,423
Greece	333,362	—	—	333,362
Hong Kong	285,908	2,851,764	—	3,137,672
India	5,022,110	5,391,657	—	10,413,767
Ireland	1,892,095	4,591,426	—	6,483,521
Israel	3,165,904	—	—	3,165,904
Italy	—	11,135,501	—	11,135,501
Japan	268,038	54,823,448	—	55,091,486
Macao	—	96,548	—	96,548
Mexico	4,764,610	—	—	4,764,610
Netherlands	6,007,817	16,745,099	—	22,752,916
New Zealand	—	81,115	—	81,115
Norway	—	364,234	—	364,234
Peru	2,511,553	—	—	2,511,553
Portugal	—	1,558,528	—	1,558,528
Singapore	12,326,829	3,938,036	—	16,264,865
South Korea	386,081	5,777,142	—	6,163,223
Spain	—	7,739,947	—	7,739,947
Sweden	8,057,641	1,442,215	—	9,499,856
Switzerland	382,216	20,798,775	—	21,180,991
Taiwan	8,387,079	11,608,184	—	19,995,263
United Arab Emirates	—	2,894,272	—	2,894,272
United States	15,491,311	—	—	15,491,311
Uruguay	5,244,093	—	—	5,244,093
Total Common Stocks	111,540,962	310,396,730	—	421,937,692
Preferred Stocks	—	518,984	—	518,984
Exchange-Traded Funds	530,540,319	—	—	530,540,319
Money Market Funds	10,077,223	—	—	10,077,223
Total Investments*	$652,158,504	$310,915,714	$—	$963,074,218

*	See Schedule of Investments for additional detailed categorizations.
The accompanying notes are an integral part of these financial statements.

11

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — 20.9%
Basic Materials — 0.4%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	$1,000,000	$1,019,992
CF Industries, Inc., 5.38%, 03/15/2044	174,000	167,777
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029(a)	115,000	117,193
7.38%, 05/01/2033(a)	70,000	71,461
Dow Chemical Co.
5.65%, 03/15/2036	130,000	130,648
5.60%, 02/15/2054	2,500,000	2,262,239
DuPont de Nemours, Inc.
4.73%, 11/15/2028	720,000	725,576
5.42%, 11/15/2048	70,000	69,205
Eastman Chemical Co., 5.75%, 03/08/2033	110,000	115,503
Ecolab, Inc.
5.25%, 01/15/2028	101,000	103,739
4.30%, 06/15/2028	56,000	56,446
5.00%, 09/01/2035	70,000	71,398
2.70%, 12/15/2051	168,000	105,940
FMC Corp., 6.38%, 05/18/2053	585,000	577,617
Georgia-Pacific LLC
0.95%, 05/15/2026(a)	434,000	425,808
4.40%, 06/30/2028(a)	49,000	49,419
Novelis Corp., 6.88%, 01/30/2030(a)	125,000	129,622
Nucor Corp.
4.30%, 05/23/2027	118,000	118,537
5.10%, 06/01/2035	134,000	136,238
Sherwin-Williams Co., 4.80%, 09/01/2031	64,000	65,342
Steel Dynamics, Inc.
5.38%, 08/15/2034	68,000	70,298
5.75%, 05/15/2055	83,000	84,624
Westlake Corp., 3.38%, 08/15/2061	191,000	115,102
Total Basic Materials		6,789,724
Communications — 0.9%
Alphabet, Inc.
1.10%, 08/15/2030	2,500,000	2,189,527
5.25%, 05/15/2055	86,000	86,187
5.30%, 05/15/2065	86,000	85,573
Amazon.com, Inc.
3.30%, 04/13/2027	140,000	138,974
4.65%, 12/01/2029	89,000	91,299
3.60%, 04/13/2032	55,000	53,162
3.88%, 08/22/2037	53,000	48,865
4.05%, 08/22/2047	75,000	63,449
AT&T, Inc.
2.25%, 02/01/2032	1,320,000	1,155,605
5.40%, 02/15/2034	49,000	50,928
4.50%, 05/15/2035	111,000	107,252

Investments	Principal Amount	Value
4.90%, 08/15/2037	$153,000	$149,202
4.75%, 05/15/2046	391,000	349,153
3.50%, 09/15/2053	630,000	435,773
5.70%, 11/01/2054	173,000	170,987
6.05%, 08/15/2056	103,000	106,762
3.65%, 09/15/2059	28,000	19,144
3.85%, 06/01/2060	60,000	42,662
Charter Communications Operating LLC / Charter Communications Operating Capital
6.10%, 06/01/2029	89,000	93,396
6.38%, 10/23/2035	55,000	57,620
3.50%, 06/01/2041	89,000	64,935
3.50%, 03/01/2042	430,000	309,706
5.38%, 05/01/2047	400,000	345,733
4.80%, 03/01/2050	494,000	391,263
6.70%, 12/01/2055	60,000	60,717
3.85%, 04/01/2061	56,000	34,904
Cisco Systems, Inc., 5.10%, 02/24/2035	223,000	230,633
Comcast Corp.
4.15%, 10/15/2028	137,000	137,402
1.95%, 01/15/2031	90,000	79,941
4.65%, 02/15/2033	2,500,000	2,511,084
4.60%, 10/15/2038	99,000	93,279
4.00%, 03/01/2048	252,000	196,996
5.50%, 05/15/2064	97,000	91,421
Corning, Inc., 3.90%, 11/15/2049	85,000	66,549
Cox Communications, Inc.
5.45%, 09/15/2028(a)	102,000	105,128
2.60%, 06/15/2031(a)	625,000	556,978
5.45%, 09/01/2034(a)	1,320,000	1,315,222
Fox Corp., 5.58%, 01/25/2049	110,000	107,096
Meta Platforms, Inc., 5.55%, 08/15/2064	57,000	56,581
Motorola Solutions, Inc., 5.55%, 08/15/2035	102,000	106,261
Paramount Global
5.85%, 09/01/2043	27,000	24,660
5.25%, 04/01/2044	69,000	56,701
Time Warner Cable LLC
6.55%, 05/01/2037	4,000	4,161
5.50%, 09/01/2041	217,000	198,868
T-Mobile USA, Inc.
3.88%, 04/15/2030	150,000	147,088
3.00%, 02/15/2041	1,459,000	1,096,326
3.60%, 11/15/2060	98,000	66,572
Uber Technologies, Inc., 4.80%, 09/15/2035	48,000	47,565
Verizon Communications, Inc.
2.55%, 03/21/2031	477,000	433,693
4.50%, 08/10/2033	170,000	167,541
5.25%, 04/02/2035	176,000	178,977

The accompanying notes are an integral part of these financial statements.

12

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Communications — (continued)
Verizon Communications, Inc. (continued)
5.40%, 07/02/2037(a)	$21,000	$21,335
3.40%, 03/22/2041	113,000	89,282
2.85%, 09/03/2041	81,000	59,000
3.88%, 03/01/2052	113,000	86,737
3.00%, 11/20/2060	210,000	127,215
Walt Disney Co., 2.00%, 09/01/2029	144,000	133,560
Total Communications		15,296,630
Consumer, Cyclical — 1.0%
AutoNation, Inc., 5.89%, 03/15/2035	49,000	50,636
AutoZone, Inc., 5.10%, 07/15/2029	46,000	47,307
BMW US Capital LLC, 4.50%, 08/11/2030(a)	50,000	50,069
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)	150,000	154,291
Cummins, Inc., 5.45%, 02/20/2054	1,000,000	996,884
Daimler Truck Finance North America LLC
5.13%, 01/19/2028(a)	159,000	161,794
4.65%, 10/12/2030(a)	150,000	150,212
Dana, Inc., 5.38%, 11/15/2027	75,000	74,898
Darden Restaurants, Inc., 4.35%, 10/15/2027	74,000	74,283
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028	1,425,334	1,361,831
Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.00%, 06/10/2028	350,515	335,719
Ford Motor Co., 4.75%, 01/15/2043	150,000	119,597
Ford Motor Credit Co. LLC
5.85%, 05/17/2027	1,200,000	1,214,835
5.11%, 05/03/2029	1,500,000	1,488,875
5.88%, 11/07/2029	400,000	406,967
6.05%, 11/05/2031	205,000	209,526
Gap, Inc.
3.63%, 10/01/2029(a)	50,000	46,774
3.88%, 10/01/2031(a)	125,000	113,576
General Motors Co.
5.35%, 04/15/2028	106,000	108,455
6.60%, 04/01/2036	840,000	906,645
General Motors Financial Co., Inc.
2.40%, 10/15/2028	1,155,000	1,092,933
5.75%, 02/08/2031	47,000	48,967
2.70%, 06/10/2031	108,000	96,553
5.60%, 06/18/2031	299,000	309,432

Investments	Principal Amount	Value
Home Depot, Inc., 4.90%, 04/15/2029	$87,000	$89,501
Hyundai Capital America
4.85%, 03/25/2027(a)	89,000	89,671
4.88%, 11/01/2027(a)	177,000	178,976
4.55%, 09/26/2029(a)	445,000	445,879
4.50%, 09/18/2030(a)	119,000	118,433
5.40%, 06/23/2032(a)	107,000	110,164
Lennar Corp., 5.20%, 07/30/2030	70,000	72,097
Lowe’s Cos., Inc.
2.80%, 09/15/2041	1,250,000	905,092
3.70%, 04/15/2046	80,000	61,462
5.75%, 07/01/2053	1,150,000	1,160,633
Marriott International, Inc./MD
2.85%, 04/15/2031	145,000	133,434
3.50%, 10/15/2032	894,000	828,466
5.50%, 04/15/2037	56,000	57,229
McDonald’s Corp.
4.80%, 08/14/2028	268,000	273,709
3.63%, 09/01/2049	131,000	98,133
Newell Brands, Inc.
6.38%, 05/15/2030	60,000	59,448
6.63%, 05/15/2032	35,000	34,542
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	88,000	89,517
3.60%, 09/01/2027	168,000	166,503
Qnity Electronics, Inc.
5.75%, 08/15/2032(a)	35,000	35,267
6.25%, 08/15/2033(a)	20,000	20,424
Stellantis Finance US, Inc., 6.45%, 03/18/2035(a)	208,000	213,214
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(a)	100,000	99,680
Tenneco, Inc., 8.00%, 11/17/2028(a)	200,000	200,365
United Airlines, Inc.
4.38%, 04/15/2026(a)	185,000	184,716
4.63%, 04/15/2029(a)	35,000	34,464
Walmart, Inc., 1.80%, 09/22/2031	1,175,000	1,036,648
Whirlpool Corp., 6.13%, 06/15/2030	40,000	40,313
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	150,000	137,232
Total Consumer, Cyclical		16,596,271
Consumer, Non-Cyclical — 3.3%
AbbVie, Inc.
4.95%, 03/15/2031	115,000	118,867
4.55%, 03/15/2035	380,000	374,072
4.05%, 11/21/2039	200,000	178,987
4.75%, 03/15/2045	150,000	138,802
4.25%, 11/21/2049	362,000	304,978

The accompanying notes are an integral part of these financial statements.

13

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Consumer, Non-Cyclical — (continued)
Agilent Technologies, Inc.
2.75%, 09/15/2029	$171,000	$161,749
2.30%, 03/12/2031	261,000	234,260
Amgen, Inc.
5.15%, 03/02/2028	115,000	117,685
5.25%, 03/02/2030	51,000	52,868
5.25%, 03/02/2033	140,000	145,018
5.15%, 11/15/2041	55,000	53,456
4.40%, 05/01/2045	46,000	39,943
5.65%, 03/02/2053	159,000	158,593
5.75%, 03/02/2063	84,000	83,801
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	118,476
4.90%, 02/01/2046	226,000	211,724
Ascension Health
2.53%, 11/15/2029	630,000	592,197
3.11%, 11/15/2039	120,000	94,575
Astrazeneca Finance LLC
4.88%, 03/03/2028	155,000	158,396
4.85%, 02/26/2029	186,000	190,790
4.90%, 03/03/2030	168,000	173,054
Automatic Data Processing, Inc., 4.45%, 09/09/2034	1,000,000	995,289
B&G Foods, Inc., 8.00%, 09/15/2028(a)	275,000	266,451
BAT Capital Corp.
6.34%, 08/02/2030	130,000	140,338
2.73%, 03/25/2031	620,000	566,464
4.39%, 08/15/2037	730,000	669,421
Becton Dickinson & Co.
4.69%, 02/13/2028	149,000	150,879
4.30%, 08/22/2032	68,000	66,944
Biogen, Inc., 6.45%, 05/15/2055	96,000	102,936
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	173,000	185,034
3.25%, 08/01/2042	62,000	47,833
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,450,000	1,329,375
Capital Impact Partners, 5.34%, 08/01/2030	1,000,000	1,018,812
Cardinal Health, Inc.
4.50%, 09/15/2030	72,000	72,219
4.60%, 03/15/2043	300,000	261,773
4.50%, 11/15/2044	265,000	227,263
5.75%, 11/15/2054	57,000	57,167
Cencora, Inc.
5.13%, 02/15/2034	132,000	135,146
4.30%, 12/15/2047	86,000	71,609
Cigna Group (The)
4.38%, 10/15/2028	73,000	73,384
2.40%, 03/15/2030	374,000	345,204

Investments	Principal Amount	Value
2.38%, 03/15/2031	$215,000	$193,441
3.88%, 10/15/2047	64,000	49,512
3.40%, 03/15/2050	249,000	174,791
CommonSpirit Health, 5.32%, 12/01/2034	1,030,000	1,046,519
Conagra Brands, Inc.
7.00%, 10/01/2028	181,000	193,640
5.40%, 11/01/2048	26,000	23,747
Conservation Fund A Nonprofit Corp., 3.47%, 12/15/2029	1,000,000	942,393
Constellation Brands, Inc., 4.35%, 05/09/2027	77,000	77,222
CVS Health Corp.
5.55%, 06/01/2031	150,000	156,899
4.78%, 03/25/2038	365,000	342,092
2.70%, 08/21/2040	745,000	530,325
5.13%, 07/20/2045	599,000	543,751
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	200,000	207,954
Duke University Health System, Inc., 3.92%, 06/01/2047	70,000	56,439
Elevance Health, Inc.
6.10%, 10/15/2052	19,000	19,761
5.70%, 09/15/2055	61,000	60,460
Eli Lilly & Co.
3.10%, 05/15/2027	50,000	49,429
4.75%, 02/12/2030	98,000	100,522
4.60%, 08/14/2034	102,000	102,382
5.00%, 02/09/2054	335,000	316,945
5.20%, 08/14/2064	125,000	120,191
5.65%, 10/15/2065	60,000	61,952
EMD Finance LLC, 5.00%, 10/15/2035(a)	150,000	150,051
Ford Foundation (The), 2.82%, 06/01/2070	1,191,000	687,721
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	200,000	206,129
5.50%, 06/15/2035	50,000	51,829
Gilead Sciences, Inc.
4.80%, 11/15/2029	117,000	120,072
5.10%, 06/15/2035	77,000	79,110
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/2030	102,000	103,234
GXO Logistics, Inc., 6.25%, 05/06/2029	95,000	99,765
Haleon US Capital LLC, 4.00%, 03/24/2052	250,000	199,755
HCA, Inc.
3.38%, 03/15/2029	64,000	62,065
3.50%, 09/01/2030	145,000	138,499
5.45%, 04/01/2031	98,000	101,869
5.50%, 03/01/2032	108,000	112,518
7.75%, 07/15/2036	150,000	173,307
5.25%, 06/15/2049	87,000	79,691

The accompanying notes are an integral part of these financial statements.

14

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Consumer, Non-Cyclical — (continued)
HCA, Inc. (continued)
3.50%, 07/15/2051	$166,000	$113,563
4.63%, 03/15/2052	185,000	152,764
Herc Holdings, Inc.
7.00%, 06/15/2030(a)	80,000	83,098
7.25%, 06/15/2033(a)	40,000	41,756
Hershey Co., 4.55%, 02/24/2028	81,000	82,285
Hormel Foods Corp., 4.80%, 03/30/2027	132,000	133,483
Humana, Inc.
4.88%, 04/01/2030	159,000	160,916
5.88%, 03/01/2033	53,000	55,762
Johnson & Johnson
4.90%, 06/01/2031	1,150,000	1,198,776
2.25%, 09/01/2050	1,000,000	601,656
Kaiser Foundation Hospitals, 2.81%, 06/01/2041	2,500,000	1,849,073
Kellanova, 7.45%, 04/01/2031	217,000	248,590
Kenvue, Inc., 4.85%, 05/22/2032	104,000	105,501
Kraft Heinz Foods Co.
5.20%, 03/15/2032	73,000	74,801
4.38%, 06/01/2046	154,000	128,157
4.88%, 10/01/2049	87,000	76,108
Kroger Co.
5.00%, 09/15/2034	66,000	66,560
3.88%, 10/15/2046	40,000	31,121
5.50%, 09/15/2054	123,000	119,883
5.65%, 09/15/2064	212,000	206,792
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030(a)	75,000	72,017
4.38%, 01/31/2032(a)	225,000	212,652
Mars, Inc.
4.65%, 04/20/2031(a)	2,680,000	2,719,611
5.20%, 03/01/2035(a)	1,320,000	1,349,220
5.65%, 05/01/2045(a)	106,000	107,529
5.70%, 05/01/2055(a)	81,000	82,049
Massachusetts Institute of Technology
4.68%, 07/01/2114	150,000	127,865
3.89%, 07/01/2116	75,000	53,477
Mather Foundation, 2.68%, 10/01/2031	1,000,000	893,929
McKesson Corp., 4.95%, 05/30/2032	182,000	186,365
Medline Borrower LP, 3.88%, 04/01/2029(a)	175,000	168,778
Mylan, Inc.
5.40%, 11/29/2043	180,000	155,949
5.20%, 04/15/2048	135,000	110,616
NBM US Holdings, Inc., 6.63%, 08/06/2029(a)	800,000	809,998

Investments	Principal Amount	Value
Novartis Capital Corp., 4.00%, 09/18/2031	$95,000	$94,480
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(a)	275,000	265,689
Orlando Health Obligated Group, 4.09%, 10/01/2048	50,000	40,818
PepsiCo, Inc.
4.45%, 02/07/2028	117,000	118,627
3.60%, 02/18/2028	94,000	93,543
4.65%, 07/23/2032	104,000	105,535
4.00%, 03/05/2042	42,000	36,352
2.88%, 10/15/2049	1,000,000	671,096
Philip Morris International, Inc.
5.25%, 09/07/2028	575,000	593,613
5.13%, 02/15/2030	1,165,000	1,203,952
5.50%, 09/07/2030	480,000	504,695
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	520,000	475,976
6.25%, 07/01/2033	310,000	330,906
President and Fellows of Harvard College
5.63%, 10/01/2038	210,000	223,260
6.50%, 01/15/2039(a)	105,000	120,381
Procter & Gamble Co.
1.20%, 10/29/2030	1,150,000	1,006,432
4.55%, 01/29/2034	1,000,000	1,014,826
Providence St. Joseph Health Obligated Group, 2.53%, 10/01/2029	110,000	102,785
Quanta Services, Inc.
2.90%, 10/01/2030	112,000	104,557
2.35%, 01/15/2032	118,000	103,574
5.25%, 08/09/2034	133,000	136,352
3.05%, 10/01/2041	100,000	74,345
RELX Capital, Inc., 5.25%, 03/27/2035	115,000	118,684
Roche Holdings, Inc.
5.49%, 11/13/2030(a)	231,000	244,717
4.91%, 03/08/2031(a)	200,000	206,343
5.59%, 11/13/2033(a)	980,000	1,052,301
4.59%, 09/09/2034(a)	410,000	409,872
S&P Global, Inc., 2.70%, 03/01/2029	149,000	142,352
Sutter Health
5.16%, 08/15/2033	409,000	420,204
4.09%, 08/15/2048	125,000	102,311
Sysco Corp.
2.40%, 02/15/2030	2,500,000	2,312,964
5.10%, 09/23/2030	145,000	149,495
4.50%, 04/01/2046	189,000	163,315
4.45%, 03/15/2048	97,000	82,656
Tenet Healthcare Corp., 4.38%, 01/15/2030	200,000	194,509

The accompanying notes are an integral part of these financial statements.

15

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Consumer, Non-Cyclical — (continued)
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	$88,000	$90,561
4.47%, 10/07/2032	103,000	103,074
Trustees of Boston College, 3.13%, 07/01/2052	169,000	117,688
Trustees of Dartmouth College, 4.27%, 06/01/2030	1,000,000	1,007,091
Trustees of Princeton University (The)
5.70%, 03/01/2039	495,000	533,382
2.52%, 07/01/2050	90,000	56,843
Unilever Capital Corp.
2.13%, 09/06/2029	675,000	628,667
4.63%, 08/12/2034	1,950,000	1,959,582
United Rentals North America, Inc.
5.25%, 01/15/2030	45,000	45,223
3.88%, 02/15/2031	62,000	58,653
3.75%, 01/15/2032	50,000	46,319
UnitedHealth Group, Inc.
4.90%, 04/15/2031	102,000	104,583
4.50%, 04/15/2033	1,560,000	1,543,524
5.00%, 04/15/2034	470,000	477,367
5.30%, 06/15/2035	75,000	77,529
4.25%, 06/15/2048	185,000	152,938
4.75%, 05/15/2052	691,000	609,188
4.95%, 05/15/2062	62,000	54,517
5.75%, 07/15/2064	275,000	273,792
University of Chicago (The), 2.76%, 04/01/2045	100,000	78,845
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	140,000	116,337
Verisk Analytics, Inc., 5.13%, 02/15/2036	60,000	60,555
Viatris, Inc., 3.85%, 06/22/2040	35,000	26,690
Zoetis, Inc.
2.00%, 05/15/2030	675,000	613,799
5.60%, 11/16/2032	73,000	77,638
Total Consumer, Non-Cyclical		52,738,416
Energy — 1.7%
APA Corp., 5.35%, 07/01/2049	470,000	392,788
BP Capital Markets America, Inc., 3.54%, 04/06/2027	301,000	298,991
Cheniere Energy Partners LP
5.95%, 06/30/2033	500,000	529,299
5.55%, 10/30/2035(a)	82,000	83,772
Chevron Corp., 2.24%, 05/11/2030	249,000	230,262
Civitas Resources, Inc.
8.63%, 11/01/2030(a)	25,000	25,892
8.75%, 07/01/2031(a)	200,000	204,902

Investments	Principal Amount	Value
Colonial Enterprises, Inc., 3.25%, 05/15/2030(a)	$510,000	$475,541
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/2030(a)	215,000	227,460
ConocoPhillips Co.
5.05%, 09/15/2033	750,000	772,850
5.30%, 05/15/2053	950,000	905,602
Continental Wind LLC, 6.00%, 02/28/2033(a)	846,145	866,822
DCP Midstream Operating LP
5.13%, 05/15/2029	320,000	327,227
6.75%, 09/15/2037(a)	550,000	598,373
Diamondback Energy, Inc.
3.50%, 12/01/2029	90,000	86,832
6.25%, 03/15/2033	1,395,000	1,502,986
5.55%, 04/01/2035	975,000	1,000,931
4.40%, 03/24/2051	117,000	94,451
6.25%, 03/15/2053	51,000	52,230
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	500,000	501,865
4.95%, 05/15/2028	189,000	192,119
4.95%, 06/15/2028	115,000	116,984
6.55%, 12/01/2033	760,000	831,279
5.15%, 02/01/2043	135,000	122,544
5.30%, 04/15/2047	110,000	99,349
5.40%, 10/01/2047	254,000	232,499
5.00%, 05/15/2050	850,000	727,602
Enterprise Products Operating LLC
4.60%, 01/15/2031	72,000	72,747
4.85%, 08/15/2042	200,000	186,323
3.70%, 01/31/2051	47,000	34,962
Expand Energy Corp., 4.75%, 02/01/2032	268,000	263,384
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031(a)	355,000	313,632
Gray Oak Pipeline LLC, 3.45%, 10/15/2027(a)	192,000	189,266
HF Sinclair Corp., 5.00%, 02/01/2028	96,000	96,205
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(a)	125,000	122,843
6.25%, 04/15/2032(a)	100,000	95,935
Kinder Morgan Energy Partners LP, 5.50%, 03/01/2044	98,000	94,602
Marathon Petroleum Corp., 5.70%, 03/01/2035	150,000	154,835
MPLX LP
1.75%, 03/01/2026	1,655,000	1,637,646
4.80%, 02/15/2031	287,000	288,732

The accompanying notes are an integral part of these financial statements.

16

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Energy — (continued)
MPLX LP (continued)
5.40%, 09/15/2035	$720,000	$721,564
4.70%, 04/15/2048	245,000	205,139
Murray Energy Corp., 12.00%, 04/15/2024(a)(b)	180,991	0
Northwest Pipeline LLC, 4.00%, 04/01/2027	1,655,000	1,651,097
Occidental Petroleum Corp.
6.13%, 01/01/2031	140,000	147,471
6.45%, 09/15/2036	81,000	86,076
4.40%, 04/15/2046	185,000	145,125
6.05%, 10/01/2054	675,000	658,670
ONEOK Partners LP, 6.65%, 10/01/2036	119,000	130,032
ONEOK, Inc.
3.10%, 03/15/2030	610,000	576,026
4.75%, 10/15/2031	137,000	137,044
4.95%, 07/13/2047	150,000	130,118
5.20%, 07/15/2048	300,000	268,077
4.50%, 03/15/2050	70,000	57,094
Ovintiv, Inc., 7.38%, 11/01/2031	231,000	257,347
Pioneer Natural Resources Co., 5.10%, 03/29/2026	77,000	77,376
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	59,000	59,742
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	63,205	66,462
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	175,000	172,818
Targa Resources Corp.
6.50%, 03/30/2034	860,000	936,430
5.50%, 02/15/2035	150,000	152,632
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	88,000	89,512
Topaz Solar Farms LLC
4.88%, 09/30/2039(a)	276,151	241,632
5.75%, 09/30/2039(a)	866,994	878,846
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/2050	230,000	180,165
Valero Energy Partners LP, 4.50%, 03/15/2028	350,000	352,727
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	25,000	23,958
6.25%, 01/15/2030(a)	400,000	417,020
4.13%, 08/15/2031(a)	25,000	23,596

Investments	Principal Amount	Value
Western Midstream Operating LP
4.05%, 02/01/2030(c)	$1,210,000	$1,181,066
5.30%, 03/01/2048	56,000	48,714
Williams Cos., Inc.
4.63%, 06/30/2030	115,000	115,980
3.50%, 11/15/2030	1,220,000	1,166,061
5.75%, 06/24/2044	252,000	254,272
4.90%, 01/15/2045	200,000	179,726
Total Energy		26,842,179
Financial — 7.3%
200 Park Funding Trust, 5.74%, 02/15/2055(a)	2,425,000	2,455,940
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	135,000	131,842
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031	210,000	213,929
American Express Co.
6.34% to 10/30/2025 then SOFR + 1.33%, 10/30/2026	885,000	886,503
5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028	303,000	307,066
5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031	99,000	102,068
4.92% to 07/20/2032 then SOFR + 1.22%, 07/20/2033	70,000	71,219
5.67% to 04/25/2035 then SOFR + 1.79%, 04/25/2036	83,000	87,690
American Homes 4 Rent LP, 5.50%, 02/01/2034	1,750,000	1,805,856
American Tower Corp.
3.13%, 01/15/2027	108,000	106,503
5.20%, 02/15/2029	231,000	237,696
2.30%, 09/15/2031	150,000	132,534
Aon North America, Inc.
5.30%, 03/01/2031	184,000	191,646
5.75%, 03/01/2054	60,000	60,425
Arthur J Gallagher & Co.
4.85%, 12/15/2029	368,000	375,519
5.75%, 03/02/2053	16,000	15,930
Assurant, Inc., 5.55%, 02/15/2036	30,000	30,403
Athene Global Funding
4.86%, 08/27/2026(a)	131,000	131,850
1.73%, 10/02/2026(a)	143,000	139,661
5.32%, 11/13/2031(a)	209,000	213,865
Athene Holding Ltd., 3.45%, 05/15/2052	54,000	35,454

The accompanying notes are an integral part of these financial statements.

17

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Financial — (continued)
Bank of America Corp.
4.45%, 03/03/2026	$1,525,000	$1,526,011
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,367,000	1,360,642
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	544,000	535,700
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030	45,000	43,344
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	212,000	218,802
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	1,675,000	1,527,310
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032	555,000	492,286
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	79,000	78,984
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	745,000	770,792
5.43% to 08/15/2034 then SOFR + 1.91%, 08/15/2035	97,000	98,951
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035	331,000	339,043
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	53,000	55,065
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	415,000	387,730
4.08% to 04/23/2039 then 3 mo. Term SOFR + 1.58%, 04/23/2040	83,000	73,940
3.31% to 04/22/2041 then SOFR + 1.58%, 04/22/2042	107,000	84,873
Bank of New York Mellon Corp., 4.94% to 02/11/2030 then SOFR + 0.89%, 02/11/2031	177,000	181,803
BankUnited, Inc., 5.13%, 06/11/2030	280,000	281,290
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,300,000	1,230,875
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	1,375,000	1,444,781
Bridge Housing Corp., 3.25%, 07/15/2030	500,000	468,686

Investments	Principal Amount	Value
Brixmor Operating Partnership LP, 4.05%, 07/01/2030	$625,000	$611,790
Broadstone Net Lease LLC, 2.60%, 09/15/2031	515,000	450,951
Cantor Fitzgerald LP, 4.50%, 04/14/2027(a)	1,225,000	1,215,250
Capital One Financial Corp., 7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031	260,000	294,058
Chubb INA Holdings LLC, 4.65%, 08/15/2029	202,000	205,973
Citibank NA, 4.91%, 05/29/2030	252,000	258,913
Citigroup, Inc.
1.12% to 01/28/2026 then SOFR + 0.77%, 01/28/2027	820,000	811,511
4.45%, 09/29/2027	1,562,000	1,568,358
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	610,000	602,605
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	294,000	295,368
2.98% to 11/05/2029 then SOFR + 1.42%, 11/05/2030	160,000	151,463
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	300,000	270,390
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033	1,880,000	1,711,515
5.88%, 02/22/2033	267,000	284,732
6.00%, 10/31/2033	233,000	250,449
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	100,000	101,015
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	260,000	260,881
2.90% to 11/03/2041 then SOFR + 1.38%, 11/03/2042	56,000	41,041
Citizens Financial Group, Inc., 5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032	369,000	385,287
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	701,000	729,493
Community Preservation Corp., 2.87%, 02/01/2030	1,000,000	929,898
Crown Castle, Inc.
5.00%, 01/11/2028	104,000	105,461
5.60%, 06/01/2029	89,000	92,479

The accompanying notes are an integral part of these financial statements.

18

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Financial — (continued)
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin
3.88%, 02/15/2026(a)	$970,000	$963,426
5.95%, 09/17/2030(a)	665,000	649,093
ERP Operating LP, 4.95%, 06/15/2032	28,000	28,699
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/2052	590,000	380,887
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	42,000	42,833
F&G Global Funding, 2.30%, 04/11/2027(a)	171,000	165,865
Fidus Investment Corp., 6.75%, 03/19/2030	680,000	692,009
First Horizon Bank, 5.75%, 05/01/2030	250,000	257,926
First Horizon Corp., 5.51% to 03/07/2030 then SOFR + 1.77%, 03/07/2031	113,000	116,319
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	145,000	147,240
Franklin BSP Capital Corp., 6.00%, 10/02/2030(a)	930,000	919,813
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/2031(a)	940,000	760,533
Goldman Sachs Group, Inc.
1.54% to 09/10/2026 then SOFR + 0.82%, 09/10/2027	95,000	92,655
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	925,000	917,114
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	1,314,000	1,315,533
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	67,000	67,854
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031	965,000	996,153
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	770,000	698,559
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	137,000	122,272
6.75%, 10/01/2037	509,000	570,283
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	150,000	115,974

Investments	Principal Amount	Value
5.73% to 01/28/2055 then SOFR + 1.70%, 01/28/2056	$84,000	$87,089
Goodman US Finance Six LLC, 5.13%, 10/07/2034(a)	56,000	56,529
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/2031	1,250,000	1,284,094
6.38%, 07/01/2034	2,000,000	2,035,455
6.75%, 07/15/2035	1,025,000	1,056,605
Hanover Insurance Group, Inc., 5.50%, 09/01/2035	59,000	59,695
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 09/15/2030(a)	1,000,000	922,384
HNA 2015 LLC, 2.37%, 09/18/2027	113,154	110,042
HSBC USA, Inc., 4.65%, 06/03/2028	200,000	202,828
Huntington Bancshares, Inc./OH, 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	145,000	152,603
Intercontinental Exchange, Inc., 4.95%, 06/15/2052	157,000	146,657
JPMorgan Chase & Co.
6.07% (SOFR + 1.33%), 10/22/2027	2,500,000	2,549,711
3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028	300,000	298,672
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	1,875,000	1,915,952
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	175,000	173,471
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	1,240,000	1,236,898
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	796,000	755,308
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	1,250,000	1,316,571
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	2,000,000	2,051,487
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030	2,250,000	2,124,900
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	405,000	368,070
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032	662,000	593,761

The accompanying notes are an integral part of these financial statements.

19

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Financial — (continued)
JPMorgan Chase & Co. (continued)
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	$83,000	$84,636
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	500,000	532,694
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	2,151,000	2,229,903
2.53% to 11/19/2040 then 3 mo. Term SOFR + 1.51%, 11/19/2041	658,000	476,241
5.53% to 11/29/2044 then SOFR + 1.55%, 11/29/2045	52,000	53,476
KeyBank NA/Cleveland OH, 4.90%, 08/08/2032	250,000	248,187
KeyCorp
5.12% to 04/04/2030 then SOFR + 1.23%, 04/04/2031	135,000	138,617
6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	185,000	200,762
Kimco Realty OP LLC
2.25%, 12/01/2031	1,100,000	968,887
4.60%, 02/01/2033	135,000	134,298
Liberty Mutual Group, Inc.
4.57%, 02/01/2029(a)	700,000	704,537
3.95%, 10/15/2050(a)	120,000	91,907
3.95%, 05/15/2060(a)	85,000	60,412
Low Income Investment Fund, 3.39%, 07/01/2026	1,000,000	984,721
Lseg US Fin Corp., 5.30%, 03/28/2034(a)	590,000	610,621
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	100,000	100,760
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	107,000	108,191
Mastercard, Inc.
1.90%, 03/15/2031	1,000,000	890,675
4.35%, 01/15/2032	142,000	142,640
Morgan Stanley
3.95%, 04/23/2027	950,000	947,917
3.59%, 07/22/2028(d)	403,000	398,759
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,155,000	1,144,988
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030	310,000	318,610

Investments	Principal Amount	Value
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	$440,000	$442,106
4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030	49,000	49,536
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031	53,000	51,426
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032	210,000	185,471
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,450,000	2,227,427
5.32% to 07/19/2034 then SOFR + 1.56%, 07/19/2035	81,000	83,580
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	138,000	119,870
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	192,000	194,789
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039	222,000	232,433
3.22% to 04/22/2041 then SOFR + 1.49%, 04/22/2042	150,000	117,290
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	1,310,000	1,308,012
Morgan Stanley Private Bank NA, 4.73% to 07/18/2030 then SOFR + 1.08%, 07/18/2031	1,125,000	1,141,800
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	150,000	145,309
3.50%, 03/15/2031	200,000	147,102
National Community Renaissance of California, 3.27%, 12/01/2032	1,000,000	879,287
National Health Investors, Inc.
3.00%, 02/01/2031	114,000	103,151
5.35%, 02/01/2033	32,000	31,741
New York Life Global Funding
4.85%, 01/09/2028(a)	74,000	75,325
4.55%, 01/28/2033(a)	1,000,000	998,554
Northwestern Mutual Global Funding, 4.35%, 09/15/2027(a)	99,000	99,801
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055(a)	60,000	64,545
OFS Capital Corp., 4.75%, 02/10/2026	322,000	319,364

The accompanying notes are an integral part of these financial statements.

20

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Financial — (continued)
Omnis Funding Trust, 6.72%, 05/15/2055(a)	$3,375,000	$3,640,437
OneMain Finance Corp., 3.88%, 09/15/2028	100,000	96,107
Pacific Life Insurance Co., 5.95%, 09/15/2055(a)	128,000	132,271
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(a)	225,000	217,763
PNC Bank NA, 4.54% to 05/13/2026 then SOFR + 0.63%, 05/13/2027	1,125,000	1,126,746
Preservation Of Affordable Housing, Inc., 4.48%, 12/01/2032	1,000,000	947,100
Private Export Funding Corp.
4.30%, 12/15/2028	1,000,000	1,010,275
4.60%, 02/15/2034	1,000,000	1,007,608
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048(e)	78,000	79,445
Realty Income Corp., 3.25%, 01/15/2031	285,000	269,781
Regions Financial Corp.
5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	115,000	119,856
5.50% to 09/06/2034 then SOFR + 2.06%, 09/06/2035	87,000	89,442
7.38%, 12/10/2037	196,000	226,050
Reinvestment Fund, Inc., 3.88%, 02/15/2027	500,000	479,157
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026(a)	425,000	416,300
Signature Bank/New York NY, 4.00% to 10/15/2025 then 3 mo. AMERIBOR + 3.89%, 10/15/2030(d)	150,000	96,000
Starwood Property Trust, Inc.
5.25%, 10/15/2028(a)	720,000	720,209
7.25%, 04/01/2029(a)	1,000,000	1,050,045
6.00%, 04/15/2030(a)	1,445,000	1,466,963
6.50%, 10/15/2030(a)	2,105,000	2,174,396
Stellantis Financial Services US Corp., 4.95%, 09/15/2028(a)	202,000	201,947
Sun Communities Operating LP, 2.70%, 07/15/2031	475,000	429,654
Synchrony Financial
5.15%, 03/19/2029	192,000	194,419

Investments	Principal Amount	Value
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031	$61,000	$62,157
Teachers Insurance & Annuity Association of America, 3.30%, 05/15/2050(a)	210,000	144,676
Thirax 2 LLC, 2.32%, 01/22/2034	736,348	674,287
Travelers Cos., Inc.
5.05%, 07/24/2035	1,650,000	1,679,406
5.70%, 07/24/2055	1,475,000	1,527,531
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	300,000	324,930
Unum Group, 6.00%, 06/15/2054	130,000	131,593
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	195,000	168,110
USAA Capital Corp.
4.38%, 06/01/2028(a)	154,000	155,435
2.13%, 05/01/2030(a)	2,500,000	2,290,051
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027(a)	1,100,000	1,113,728
Visa, Inc., 1.90%, 04/15/2027	1,000,000	971,947
W R Berkley Corp., 4.00%, 05/12/2050	160,000	125,620
Webster Financial Corp., 5.78% to 09/11/2030 then 5 yr. CMT Rate + 2.13%, 09/11/2035	50,000	50,006
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	735,000	752,078
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,160,000	1,202,168
4.08% to 09/15/2028 then SOFR + 0.88%, 09/15/2029	206,000	205,357
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	48,000	45,446
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031	775,000	720,231
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	435,000	451,991
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	380,000	422,215

The accompanying notes are an integral part of these financial statements.

21

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Financial — (continued)
Wells Fargo & Co — (continued)
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	$48,000	$50,068
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	650,000	664,132
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041	836,000	648,976
5.61%, 01/15/2044	96,000	96,103
4.75%, 12/07/2046	44,000	39,047
Weyerhaeuser Co.
4.75%, 05/15/2026	49,000	49,130
4.00%, 03/09/2052	75,000	58,265
Willis North America, Inc.
4.65%, 06/15/2027	206,000	207,580
5.90%, 03/05/2054	99,000	100,852
Wynnton Funding Trust II, 5.99%, 08/15/2055(a)	2,700,000	2,771,421
Zions Bancorp NA
4.70% to 08/18/2027 then SOFR + 1.16%, 08/18/2028	2,000,000	2,006,216
3.25%, 10/29/2029	271,000	254,529
Total Financial		117,030,821
Industrial — 1.3%
AECOM, 6.00%, 08/01/2033(a)	30,000	30,672
AGCO Corp., 5.45%, 03/21/2027	357,000	362,167
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	92,000	96,060
5.60%, 05/29/2034	92,000	96,023
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030	54,000	55,225
2.69%, 05/25/2031	73,000	66,357
Ball Corp.
6.00%, 06/15/2029	275,000	281,502
3.13%, 09/15/2031	100,000	90,779
5.50%, 09/15/2033	190,000	192,042
Berry Global, Inc., 1.57%, 01/15/2026	1,010,000	1,001,299
Boeing Co.
2.75%, 02/01/2026	460,000	457,376
2.20%, 02/04/2026	2,040,000	2,024,550
6.26%, 05/01/2027	80,000	82,313
5.15%, 05/01/2030	110,000	112,877
3.60%, 05/01/2034	54,000	48,844
5.71%, 05/01/2040	1,305,000	1,331,599
3.38%, 06/15/2046	87,000	61,980
3.63%, 03/01/2048	565,000	408,295

Investments	Principal Amount	Value
3.75%, 02/01/2050	$143,000	$105,651
5.81%, 05/01/2050	65,000	64,939
5.93%, 05/01/2060	554,000	553,443
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	31,000	27,957
4.15%, 12/15/2048	136,000	112,994
4.45%, 01/15/2053	82,000	70,415
5.80%, 03/15/2056	51,000	53,362
Carlisle Cos., Inc.
2.20%, 03/01/2032	382,000	330,207
5.55%, 09/15/2040	43,000	43,527
Carrier Global Corp., 3.38%, 04/05/2040	205,000	165,501
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	48,000	48,833
4.40%, 03/03/2028	91,000	91,965
4.10%, 08/15/2028	231,000	232,037
4.70%, 11/15/2029	104,000	106,524
CNH Industrial Capital LLC, 4.50%, 10/16/2030	111,000	110,768
Deere & Co., 5.45%, 01/16/2035	84,000	88,420
Flowserve Corp., 2.80%, 01/15/2032	245,000	216,910
GATX Corp., 3.25%, 09/15/2026	122,000	121,053
General Electric Co., 4.90%, 01/29/2036	47,000	47,655
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030	1,700,000	1,676,386
John Deere Capital Corp.
4.95%, 07/14/2028	70,000	71,884
4.55%, 06/05/2030	138,000	140,147
4.90%, 03/07/2031	90,000	92,783
4.40%, 09/08/2031	142,000	142,965
L3Harris Technologies, Inc.
5.25%, 06/01/2031	99,000	103,059
5.40%, 07/31/2033	103,000	107,361
Lennox International, Inc., 5.50%, 09/15/2028	147,000	151,963
Lockheed Martin Corp., 4.70%, 12/15/2031	115,000	117,647
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	90,000	80,588
MasTec, Inc., 5.90%, 06/15/2029	92,000	96,294
Nature Conservancy (The), 1.51%, 07/01/2029	300,000	271,957
Otis Worldwide Corp., 5.13%, 09/04/2035	69,000	69,815
Owens Corning
5.50%, 06/15/2027	447,000	456,652
3.50%, 02/15/2030	125,000	120,586
Packaging Corp. of America, 5.70%, 12/01/2033	145,000	153,536

The accompanying notes are an integral part of these financial statements.

22

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Industrial — (continued)
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.40%, 11/15/2026(a)	$1,450,000	$1,434,913
6.05%, 08/01/2028(a)	128,000	133,651
5.35%, 03/30/2029(a)	66,000	67,876
5.25%, 02/01/2030(a)	150,000	154,708
6.20%, 06/15/2030(a)	94,000	100,567
Quikrete Holdings, Inc., 6.38%, 03/01/2032(a)	300,000	310,753
RTX Corp., 5.38%, 02/27/2053	135,000	131,942
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028(a)	25,000	25,345
Sonoco Products Co.
4.60%, 09/01/2029	198,000	199,175
5.00%, 09/01/2034	97,000	95,943
Standard Industries, Inc./NY
4.75%, 01/15/2028(a)	125,000	123,925
4.38%, 07/15/2030(a)	175,000	167,786
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060	192,000	192,638
Star Leasing Co. LLC, 7.63%, 02/15/2030(a)	250,000	242,933
Textron, Inc., 3.00%, 06/01/2030	1,900,000	1,787,713
Tote Shipholdings LLC, 3.40%, 10/16/2040	839,000	741,945
Trimble, Inc., 6.10%, 03/15/2033	71,000	76,324
Vontier Corp., 2.95%, 04/01/2031	214,000	195,467
Waste Management, Inc., 4.95%, 07/03/2027	143,000	145,490
Weir Group, Inc., 5.35%, 05/06/2030(a)	1,580,000	1,625,417
Total Industrial		21,200,255
Technology — 0.8%
Accenture Capital, Inc., 4.50%, 10/04/2034	79,000	77,912
Adobe, Inc.
4.85%, 04/04/2027	63,000	63,924
4.75%, 01/17/2028	163,000	166,115
Apple, Inc.
3.00%, 06/20/2027	1,000,000	987,968
1.40%, 08/05/2028	279,000	261,561
4.38%, 05/13/2045	106,000	95,888
2.65%, 05/11/2050	211,000	135,193
2.70%, 08/05/2051	85,000	54,249
2.80%, 02/08/2061	10,000	6,031

Investments	Principal Amount	Value
Applied Materials, Inc.
4.80%, 06/15/2029	$66,000	$67,662
4.60%, 01/15/2036	84,000	83,130
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	184,000	191,821
Broadcom, Inc.
5.05%, 07/12/2029	556,000	572,728
2.45%, 02/15/2031(a)	228,000	207,369
4.90%, 07/15/2032	729,000	745,758
3.42%, 04/15/2033(a)	809,000	748,709
3.14%, 11/15/2035(a)	194,000	167,842
3.19%, 11/15/2036(a)	571,000	487,279
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	815,000	799,536
Dell International LLC / EMC Corp.
4.75%, 04/01/2028	165,000	167,419
4.35%, 02/01/2030	195,000	194,375
8.10%, 07/15/2036	123,000	149,883
3.38%, 12/15/2041	189,000	144,926
Fiserv, Inc.
5.60%, 03/02/2033	2,000,000	2,095,579
5.15%, 08/12/2034	92,000	93,100
5.25%, 08/11/2035	58,000	58,617
4.40%, 07/01/2049	190,000	156,655
Foundry JV Holdco LLC, 6.15%, 01/25/2032(a)	340,000	363,404
Hewlett Packard Enterprise Co., 4.40%, 10/15/2030	102,000	101,381
Intel Corp.
4.15%, 08/05/2032	84,000	81,028
3.73%, 12/08/2047	187,000	138,121
5.70%, 02/10/2053	83,000	80,267
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	102,000	92,741
Leidos, Inc., 4.38%, 05/15/2030	136,000	135,573
Oracle Corp.
2.30%, 03/25/2028	280,000	267,703
6.25%, 11/09/2032	2,120,000	2,303,798
5.50%, 08/03/2035	92,000	94,641
3.80%, 11/15/2037	241,000	208,351
5.88%, 09/26/2045	88,000	88,239
4.00%, 11/15/2047	209,000	161,974
5.55%, 02/06/2053	40,000	37,849
5.95%, 09/26/2055	177,000	176,455
QUALCOMM, Inc., 4.75%, 05/20/2032	75,000	76,390
Roper Technologies, Inc., 4.25%, 09/15/2028	81,000	81,378
Texas Instruments, Inc., 4.60%, 02/15/2028	103,000	104,774
Total Technology		13,575,296

The accompanying notes are an integral part of these financial statements.

23

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Utilities — 4.2%
AEP Texas, Inc.
5.45%, 05/15/2029	$290,000	$300,867
5.85%, 10/15/2055	153,000	152,316
AEP Transmission Co. LLC
4.25%, 09/15/2048	425,000	353,854
4.50%, 06/15/2052	58,000	50,019
AES Corp.
5.45%, 06/01/2028	102,000	104,469
2.45%, 01/15/2031	5,108,000	4,574,426
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	1,000,000	1,035,856
Alabama Power Co., 3.75%, 03/01/2045	170,000	135,040
Ameren Corp., 5.70%, 12/01/2026	65,000	66,018
American Water Capital Corp., 5.25%, 03/01/2035	1,200,000	1,230,774
Arizona Public Service Co.
6.35%, 12/15/2032	630,000	688,876
3.75%, 05/15/2046	500,000	386,271
Avangrid, Inc., 3.80%, 06/01/2029	1,000,000	981,704
Boston Gas Co., 5.84%, 01/10/2035(a)	415,000	437,734
Brooklyn Union Gas Co., 6.42%, 07/18/2054(a)	74,000	77,978
Calpine Corp., 3.75%, 03/01/2031(a)	275,000	261,916
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	130,000	126,785
Commonwealth Edison Co.
3.70%, 08/15/2028	320,000	317,468
2.75%, 09/01/2051	1,000,000	621,579
5.95%, 06/01/2055	30,000	31,890
Connecticut Light and Power Co.
4.65%, 01/01/2029	1,000,000	1,018,167
4.00%, 04/01/2048	105,000	84,961
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	63,000	55,524
4.50%, 12/01/2045	86,000	75,396
4.13%, 05/15/2049	106,000	85,920
Consumers Energy Co., 4.60%, 05/30/2029	1,000,000	1,015,215
Dominion Energy, Inc.
3.38%, 04/01/2030	230,000	220,918
4.90%, 08/01/2041	2,000,000	1,851,348
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	625,000	677,679

Investments	Principal Amount	Value
DTE Electric Co.
1.90%, 04/01/2028	$1,000,000	$951,167
3.95%, 03/01/2049	2,470,000	1,988,860
DTE Energy Co., 4.88%, 06/01/2028	117,000	119,027
Duke Energy Carolinas LLC
2.85%, 03/15/2032	1,000,000	911,500
3.55%, 03/15/2052	56,000	41,223
5.40%, 01/15/2054	42,000	41,644
Duke Energy Corp., 5.80%, 06/15/2054	85,000	85,873
Duke Energy Florida LLC
3.80%, 07/15/2028	550,000	547,712
2.50%, 12/01/2029	1,000,000	939,454
4.20%, 07/15/2048	50,000	41,107
3.00%, 12/15/2051	1,000,000	654,134
5.95%, 11/15/2052	56,000	58,900
Duke Energy Indiana LLC, 2.75%, 04/01/2050	930,000	590,721
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	40,000	40,316
Duke Energy Progress LLC, 4.00%, 04/01/2052	90,000	70,921
Emera US Finance LP
3.55%, 06/15/2026	225,000	223,668
4.75%, 06/15/2046	130,000	112,172
Entergy Mississippi LLC, 3.85%, 06/01/2049	64,000	49,443
Entergy Texas, Inc.
5.25%, 04/15/2035	59,000	60,467
4.50%, 03/30/2039	468,000	435,196
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	39,000	39,476
FirstEnergy Corp., 4.85%, 07/15/2047(c)	106,000	93,827
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(a)	174,000	177,931
Florida Power & Light Co.
5.15%, 06/15/2029	145,000	150,469
2.88%, 12/04/2051	570,000	368,306
Georgia Power Co., 3.25%, 03/15/2051	200,000	139,804
Indiana Michigan Power Co., 5.63%, 04/01/2053	49,000	49,161
Interstate Power and Light Co., 3.50%, 09/30/2049	105,000	76,237
ITC Holdings Corp., 4.95%, 09/22/2027(a)	450,000	455,346
Jersey Central Power & Light Co., 2.75%, 03/01/2032(a)	68,000	60,800
Kentucky Power Co., 7.00%, 11/15/2033(a)	215,000	235,486
Kentucky Utilities Co., 5.85%, 08/15/2055	44,000	45,209

The accompanying notes are an integral part of these financial statements.

24

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Utilities — (continued)
KeySpan Gas East Corp., 5.99%, 03/06/2033(a)	$135,000	$142,959
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030(a)	91,000	81,207
MidAmerican Energy Co.
5.35%, 01/15/2034	875,000	913,806
5.85%, 09/15/2054	975,000	1,026,568
5.30%, 02/01/2055	1,050,000	1,021,602
Narragansett Electric Co., 5.35%, 05/01/2034(a)	95,000	97,771
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	160,000	160,571
4.75%, 02/07/2028	53,000	53,781
4.15%, 08/25/2028	50,000	50,135
1.35%, 03/15/2031	1,500,000	1,280,783
4.15%, 12/15/2032	1,000,000	975,201
New York State Electric & Gas Corp.
5.65%, 08/15/2028(a)	1,000,000	1,039,029
2.15%, 10/01/2031(a)	2,500,000	2,173,725
5.85%, 08/15/2033(a)	93,000	99,060
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	70,000	70,761
5.30%, 03/15/2032	154,000	159,925
5.90%, 03/15/2055	126,000	129,854
NiSource, Inc.
5.20%, 07/01/2029	505,000	520,809
5.85%, 04/01/2055	43,000	43,608
Northern States Power Co./MN, 3.20%, 04/01/2052	1,000,000	703,152
Northwest Natural Gas Co., 3.08%, 12/01/2051	1,000,000	631,172
NSTAR Electric Co., 5.40%, 06/01/2034	265,000	275,858
Ohio Edison Co., 5.50%, 01/15/2033(a)	930,000	966,336
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/2032	115,000	112,461
Pacific Gas and Electric Co.
4.30%, 03/15/2045	138,000	110,716
3.95%, 12/01/2047	797,000	595,637
4.95%, 07/01/2050	474,000	406,828
6.70%, 04/01/2053	1,000,000	1,069,324
6.10%, 10/15/2055	186,000	185,740
PacifiCorp, 4.13%, 01/15/2049	935,000	727,397
PG&E Recovery Funding LLC
4.84%, 06/01/2033	918,668	935,181
5.53%, 06/01/2049	2,000,000	1,982,105
PPL Capital Funding, Inc., 5.25%, 09/01/2034	50,000	51,138

Investments	Principal Amount	Value
PPL Electric Utilities Corp.
4.85%, 02/15/2034	$950,000	$960,859
4.15%, 06/15/2048	85,000	70,533
Public Service Co. of Colorado
3.70%, 06/15/2028	591,000	587,242
5.35%, 05/15/2034	835,000	862,435
4.10%, 06/15/2048	2,263,000	1,815,443
2.70%, 01/15/2051	314,000	193,411
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	1,150,000	1,012,609
Public Service Electric and Gas Co.
4.85%, 08/01/2034	49,000	49,456
2.70%, 05/01/2050	420,000	265,346
5.13%, 03/15/2053	800,000	761,487
Puget Sound Energy, Inc., 5.69%, 06/15/2054	83,000	84,161
RWE Finance US LLC
5.13%, 09/18/2035(a)	2,675,000	2,638,540
6.25%, 04/16/2054(a)	1,000,000	1,037,644
5.88%, 09/18/2055(a)	156,000	154,132
San Diego Gas & Electric Co.
4.95%, 08/15/2028	1,000,000	1,024,287
2.95%, 08/15/2051	1,375,000	896,539
SCE Recovery Funding LLC, 2.94%, 11/15/2042	1,627,000	1,348,674
Southern California Edison Co.
4.88%, 02/01/2027	550,000	553,174
5.85%, 11/01/2027	685,000	702,824
2.75%, 02/01/2032	1,000,000	879,302
5.20%, 06/01/2034	575,000	571,560
4.13%, 03/01/2048	110,000	84,046
3.65%, 06/01/2051	1,000,000	691,135
5.88%, 12/01/2053	60,000	57,947
6.20%, 09/15/2055	86,000	86,698
Southern California Gas Co., 5.60%, 04/01/2054	52,000	52,181
Southwestern Public Service Co., 3.75%, 06/15/2049	360,000	269,536
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(a)	75,000	76,898
Union Electric Co.
2.63%, 03/15/2051	1,000,000	616,608
3.90%, 04/01/2052	90,000	70,348
Virginia Electric and Power Co., 5.55%, 08/15/2054	40,000	39,639
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	2,000,000	2,030,540
Vistra Operations Co. LLC
5.63%, 02/15/2027(a)	375,000	375,222
5.00%, 07/31/2027(a)	100,000	99,669

The accompanying notes are an integral part of these financial statements.

25

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Utilities — (continued)
Wisconsin Power and Light Co., 3.95%, 09/01/2032	$81,000	$77,747
Wisconsin Public Service Corp., 2.85%, 12/01/2051	510,000	322,761
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029(a)	1,016,000	1,043,152
Total Utilities		68,134,510
TOTAL U.S. CORPORATE BONDS (Cost $341,494,195)		338,204,102
U.S. GOVERNMENT AGENCIES — 17.8%
CHI Commercial Mortgage Trust, Series 2025-SFT, Class XA, 0.31%, 04/15/2042(a)(d)(f)	7,875,000	76,234
Federal Home Loan Mortgage Corp.
Pool A97420, 4.00%, 03/01/2041	70,655	68,904
Pool C04420, 3.00%, 01/01/2043	351,820	324,086
Pool C09044, 3.50%, 07/01/2043	102,517	96,774
Pool C91967, 3.00%, 12/01/2037	166,476	157,216
Pool G06784, 3.50%, 10/01/2041	44,190	42,189
Pool G07025, 5.00%, 02/01/2042	83,445	85,559
Pool G07028, 4.00%, 06/01/2042	127,609	124,260
Pool G08654, 3.50%, 07/01/2045	93,067	87,599
Pool G08658, 3.00%, 08/01/2045	158,831	144,335
Pool G08721, 3.00%, 09/01/2046	945,352	855,365
Pool G08741, 3.00%, 01/01/2047	548,390	496,188
Pool G08760, 3.00%, 04/01/2047	197,009	178,253
Pool G08768, 4.50%, 06/01/2047	159,519	157,623
Pool G08772, 4.50%, 07/01/2047	36,466	35,845
Pool G16015, 3.00%, 01/01/2032	86,700	84,774
Pool G16177, 2.00%, 01/01/2032	58,517	55,762
Pool G61713, 3.50%, 01/01/2045	145,705	137,511
Pool G67715, 4.50%, 08/01/2048	90,355	89,416

Investments	Principal Amount	Value
Pool Q12052, 3.50%, 10/01/2042	$230,524	$217,849
Pool Q49494, 4.50%, 07/01/2047	39,489	39,046
Pool Q52081, 3.50%, 11/01/2047	115,902	107,674
Pool QA7234, 3.00%, 02/01/2050	286,079	254,302
Pool QC0039, 2.50%, 03/01/2051	234,600	199,944
Pool QC9556, 2.50%, 10/01/2051	263,664	225,508
Pool QE0375, 4.00%, 04/01/2052	335,993	321,019
Pool QE5182, 4.50%, 06/01/2052	302,854	295,244
Pool QE5382, 4.50%, 07/01/2052	304,807	297,179
Pool RA7211, 4.00%, 04/01/2052	452,680	427,909
Pool RA9629, 5.50%, 08/01/2053	1,170,995	1,184,610
Pool SB8088, 1.50%, 02/01/2036	229,996	206,366
Pool SB8189, 4.00%, 11/01/2037	1,037,962	1,022,136
Pool SD1059, 3.50%, 06/01/2052	484,273	445,582
Pool SD1844, 3.00%, 06/01/2052	654,568	579,123
Pool SD1937, 3.00%, 03/01/2052	298,424	262,770
Pool SD7551, 3.00%, 01/01/2052	1,092,364	974,371
Pool SD8016, 3.00%, 10/01/2049	49,992	44,453
Pool SD8090, 2.00%, 09/01/2050	2,035,995	1,658,119
Pool SD8104, 1.50%, 11/01/2050	363,906	279,923
Pool SD8128, 2.00%, 02/01/2051	2,978,969	2,422,359
Pool SD8135, 2.50%, 03/01/2051	8,284,127	7,009,613
Pool SD8141, 2.50%, 04/01/2051	4,540,057	3,858,101
Pool SD8178, 2.50%, 11/01/2051	1,387,963	1,176,294
Pool SD8189, 2.50%, 01/01/2052	598,201	506,067
Pool SD8193, 2.00%, 02/01/2052	1,626,744	1,317,266
Pool SD8195, 3.00%, 02/01/2052	219,914	193,681
Pool SD8213, 3.00%, 05/01/2052	3,965,039	3,490,597
Pool SD8214, 3.50%, 05/01/2052	2,817,763	2,578,985

The accompanying notes are an integral part of these financial statements.

26

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Mortgage Corp. (continued)
Pool SD8220, 3.00%, 06/01/2052	$6,397,829	$5,626,146
Pool SD8231, 4.50%, 07/01/2052	487,190	474,316
Pool SD8233, 5.00%, 07/01/2052	1,587,651	1,584,075
Pool SD8244, 4.00%, 09/01/2052	913,279	863,857
Pool SD8246, 5.00%, 09/01/2052	2,387,711	2,379,625
Pool SD8265, 4.00%, 11/01/2052	5,903,204	5,576,473
Pool SD8286, 4.00%, 01/01/2053	4,916,663	4,643,771
Pool SD8300, 5.50%, 02/01/2053	727,263	735,808
Pool SD8315, 5.00%, 04/01/2053	2,550,124	2,532,161
Pool SD8329, 5.00%, 06/01/2053	1,401,381	1,395,912
Pool SD8491, 5.00%, 12/01/2054	3,956,703	3,925,979
Pool U90490, 4.00%, 06/01/2042	2,644	2,577
Pool U99175, 4.50%, 06/01/2047	16,509	16,365
Pool V83956, 4.50%, 02/01/2048	76,254	75,399
Pool ZK5708, 2.50%, 06/01/2028	16,927	16,625
Pool ZM2486, 3.50%, 01/01/2047	122,560	113,335
Pool ZT0536, 3.50%, 03/01/2048	485,746	453,345
Federal National Mortgage Association
0.88%, 08/05/2030	1,265,000	1,105,839
0.00%, 03/17/2031(g)	260,000	208,418
Pool 310210, 4.00%, 05/01/2044	1,878,870	1,822,692
Pool AB2459, 4.00%, 03/01/2041	154,673	150,784
Pool AB6832, 3.50%, 11/01/2042	172,756	162,989
Pool AE0481, 5.00%, 09/01/2040	67,187	68,807
Pool AE1761, 4.00%, 09/01/2040	96,644	94,354
Pool AE3049, 4.50%, 09/01/2040	94,856	95,056
Pool AH3384, 3.50%, 01/01/2041	131,185	125,164
Pool AL0028, 5.00%, 02/01/2041	56,728	58,096
Pool AL0054, 4.50%, 02/01/2041	187,937	188,082

Investments	Principal Amount	Value
Pool AL7343, 5.50%, 02/01/2042	$30,190	$31,266
Pool AL8858, 4.00%, 07/01/2046	170,996	164,454
Pool AL9072, 5.00%, 07/01/2044	128,233	130,755
Pool AO7352, 3.50%, 08/01/2042	111,306	105,129
Pool AS0212, 3.50%, 08/01/2043	74,392	70,125
Pool AS4952, 3.00%, 05/01/2030	56,899	55,781
Pool AS6311, 3.50%, 12/01/2045	125,122	117,474
Pool AS7568, 4.50%, 07/01/2046	69,993	69,412
Pool AS7660, 2.50%, 08/01/2046	370,826	321,883
Pool AS7742, 3.50%, 08/01/2046	137,447	128,819
Pool AS7847, 3.00%, 09/01/2046	89,831	81,208
Pool AS7877, 2.50%, 09/01/2046	33,317	28,892
Pool AS8073, 2.50%, 10/01/2046	100,655	86,880
Pool AS8299, 3.00%, 11/01/2046	134,597	122,344
Pool AS8583, 3.50%, 01/01/2047	76,624	71,502
Pool AS8960, 4.00%, 03/01/2047	93,509	89,471
Pool AT2725, 3.00%, 05/01/2043	268,955	247,287
Pool AX7677, 3.50%, 01/01/2045	7,911	7,472
Pool BA3907, 3.50%, 12/01/2045	178,293	167,615
Pool BC0769, 4.00%, 12/01/2045	200,291	192,752
Pool BC9096, 3.50%, 12/01/2046	67,387	63,165
Pool BM1278, 3.00%, 05/01/2032	213,130	207,443
Pool BM3148, 4.50%, 11/01/2047	30,810	30,467
Pool BM3881, 4.50%, 05/01/2048	65,403	64,645
Pool BM3904, 5.00%, 05/01/2048	33,503	33,898
Pool BM4012, 4.50%, 05/01/2048	41,278	40,799
Pool BM4716, 3.50%, 12/01/2030	15,783	15,621
Pool BM5261, 4.00%, 01/01/2048	155,380	149,354
Pool BM5654, 3.50%, 06/01/2048	119,880	111,961

The accompanying notes are an integral part of these financial statements.

27

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
Pool BM5839, 3.50%, 11/01/2047	$3,799	$3,580
Pool BM6038, 4.00%, 01/01/2045	7,824	7,619
Pool BP2403, 3.50%, 04/01/2050	1,012,929	934,108
Pool BP6618, 2.50%, 08/01/2050	500,387	425,946
Pool BT0267, 3.00%, 09/01/2051	253,415	226,701
Pool BV2540, 4.50%, 06/01/2052	140,441	136,985
Pool BW3382, 4.50%, 07/01/2052	132,698	129,391
Pool CA0549, 4.00%, 10/01/2047	49,226	47,324
Pool CA1020, 4.50%, 01/01/2048	91,308	90,250
Pool CA1210, 4.50%, 02/01/2048	15,248	15,072
Pool CA5083, 3.50%, 01/01/2035	70,558	68,841
Pool CA6414, 3.00%, 07/01/2050	3,125,049	2,806,697
Pool CB1301, 2.50%, 08/01/2051	247,884	211,512
Pool CB2243, 2.50%, 11/01/2036	458,098	433,618
Pool CB2795, 3.00%, 02/01/2052	373,756	329,174
Pool CB3599, 3.50%, 05/01/2052	257,703	236,904
Pool CB3715, 3.50%, 06/01/2037	648,391	631,405
Pool CB3905, 3.50%, 06/01/2052	438,095	401,649
Pool FA0197, 4.00%, 02/01/2054	623,577	589,353
Pool FM1001, 3.50%, 11/01/2048	155,791	145,291
Pool FM1361, 3.50%, 12/01/2046	74,631	70,583
Pool FM2309, 3.50%, 03/01/2049	136,360	127,365
Pool FM3664, 4.00%, 03/01/2049	960,523	919,636
Pool FM4216, 3.50%, 06/01/2049	56,238	52,334
Pool FM4962, 3.00%, 02/01/2047	819,747	753,653
Pool FM6272, 2.50%, 02/01/2051	170,295	146,416
Pool FM6687, 2.50%, 04/01/2051	280,251	240,497
Pool FM8325, 2.50%, 07/01/2035	546,712	524,370

Investments	Principal Amount	Value
Pool FS0759, 3.50%, 02/01/2052	$722,311	$668,363
Pool FS1228, 3.00%, 03/01/2052	377,134	335,156
Pool FS1533, 3.00%, 04/01/2052	258,757	230,122
Pool FS1535, 3.00%, 04/01/2052	86,896	77,196
Pool FS5179, 5.00%, 06/01/2053	414,265	415,266
Pool FS5848, 2.50%, 12/01/2051	1,173,630	997,594
Pool FS8254, 2.00%, 08/01/2042	4,938,945	4,290,095
Pool MA1178, 4.00%, 09/01/2042	18,903	18,408
Pool MA1221, 4.50%, 09/01/2042	1,722	1,713
Pool MA1439, 2.50%, 05/01/2043	174,041	156,105
Pool MA1711, 4.50%, 12/01/2043	9,782	9,733
Pool MA2806, 3.00%, 11/01/2046	165,338	149,417
Pool MA2863, 3.00%, 01/01/2047	165,671	149,718
Pool MA2959, 3.50%, 04/01/2047	227,926	212,980
Pool MA3076, 2.50%, 07/01/2032	148,371	142,648
Pool MA3114, 2.50%, 08/01/2032	167,820	161,630
Pool MA3120, 3.50%, 09/01/2047	103,318	96,328
Pool MA3121, 4.00%, 09/01/2047	118,971	114,362
Pool MA3124, 2.50%, 09/01/2032	160,139	154,232
Pool MA3182, 3.50%, 11/01/2047	31,957	29,802
Pool MA3211, 4.00%, 12/01/2047	74,559	71,836
Pool MA3307, 4.50%, 03/01/2048	53,500	52,836
Pool MA3333, 4.00%, 04/01/2048	54,406	52,279
Pool MA3383, 3.50%, 06/01/2048	114,840	106,479
Pool MA3871, 3.00%, 12/01/2049	266,760	237,175
Pool MA3937, 3.00%, 02/01/2050	671,680	597,108
Pool MA4017, 3.00%, 05/01/2040	161,156	150,051
Pool MA4027, 3.50%, 05/01/2040	53,707	51,358
Pool MA4119, 2.00%, 09/01/2050	2,565,776	2,088,001

The accompanying notes are an integral part of these financial statements.

28

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
Pool MA4156, 2.50%, 10/01/2035	$1,063,666	$1,004,280
Pool MA4157, 1.50%, 10/01/2050	335,328	257,819
Pool MA4159, 2.50%, 10/01/2050	256,969	217,641
Pool MA4182, 2.00%, 11/01/2050	329,542	268,312
Pool MA4204, 2.00%, 12/01/2040	397,502	344,414
Pool MA4209, 1.50%, 12/01/2050	1,543,208	1,186,061
Pool MA4236, 1.50%, 01/01/2051	440,181	338,429
Pool MA4237, 2.00%, 01/01/2051	339,805	276,455
Pool MA4255, 2.00%, 02/01/2051	372,012	302,039
Pool MA4268, 2.00%, 02/01/2041	331,590	286,845
Pool MA4302, 1.50%, 04/01/2036	442,143	396,709
Pool MA4306, 2.50%, 04/01/2051	1,295,604	1,099,582
Pool MA4325, 2.00%, 05/01/2051	5,410,471	4,394,474
Pool MA4333, 2.00%, 05/01/2041	673,887	586,620
Pool MA4355, 2.00%, 06/01/2051	3,836,429	3,105,299
Pool MA4377, 1.50%, 07/01/2051	532,613	409,401
Pool MA4378, 2.00%, 07/01/2051	559,491	454,306
Pool MA4473, 1.50%, 11/01/2041	4,450,046	3,749,983
Pool MA4512, 2.50%, 01/01/2052	473,471	400,407
Pool MA4548, 2.50%, 02/01/2052	1,490,542	1,259,618
Pool MA4565, 3.50%, 03/01/2052	1,172,793	1,075,523
Pool MA4579, 3.00%, 04/01/2052	597,553	526,407
Pool MA4580, 3.50%, 04/01/2052	557,063	509,856
Pool MA4600, 3.50%, 05/01/2052	1,047,360	958,605
Pool MA4626, 4.00%, 06/01/2052	5,273,931	4,995,648
Pool MA4644, 4.00%, 05/01/2052	1,283,254	1,212,630
Pool MA4655, 4.00%, 07/01/2052	1,007,929	952,611
Pool MA4656, 4.50%, 07/01/2052	2,356,052	2,296,361

Investments	Principal Amount	Value
Pool MA4684, 4.50%, 06/01/2052	$3,717,136	$3,622,963
Pool MA4700, 4.00%, 08/01/2052	3,484,153	3,292,934
Pool MA4701, 4.50%, 08/01/2052	3,580,921	3,489,826
Pool MA4709, 5.00%, 07/01/2052	644,046	641,898
Pool MA4732, 4.00%, 09/01/2052	6,768,303	6,402,038
Pool MA4733, 4.50%, 09/01/2052	9,099,996	8,868,502
Pool MA4737, 5.00%, 08/01/2052	955,212	952,026
Pool MA4761, 5.00%, 09/01/2052	159,519	158,987
Pool MA4783, 4.00%, 10/01/2052	5,733,779	5,419,597
Pool MA4784, 4.50%, 10/01/2052	586,265	571,714
Pool MA4785, 5.00%, 10/01/2052	4,104,888	4,090,776
Pool MA4805, 4.50%, 11/01/2052	3,901,366	3,800,914
Pool MA4807, 5.50%, 11/01/2052	2,492,570	2,531,439
Pool MA4842, 5.50%, 12/01/2052	1,818,874	1,844,663
Pool MA4868, 5.00%, 01/01/2053	481,041	479,585
Pool MA4918, 5.00%, 02/01/2053	1,597,818	1,592,160
Pool MA4919, 5.50%, 02/01/2053	805,199	815,535
Pool MA4942, 6.00%, 03/01/2053	524,715	538,531
Pool MA4978, 5.00%, 04/01/2053	2,145,823	2,138,004
Pool MA5011, 6.00%, 05/01/2053	1,461,213	1,501,137
Pool MA5039, 5.50%, 06/01/2053	2,178,188	2,204,119
Pool MA5106, 5.00%, 08/01/2053	1,504,076	1,497,432
Pool MA5107, 5.50%, 08/01/2053	3,749,718	3,786,654
Pool MA5138, 5.50%, 09/01/2053	2,248,659	2,274,457
Pool MA5139, 6.00%, 09/01/2053	3,956,575	4,053,558
Pool MA5165, 5.50%, 10/01/2053	7,519,585	7,604,623
Pool MA5190, 5.50%, 11/01/2053	6,221,515	6,288,797
Pool MA5247, 6.00%, 01/01/2054	251,385	257,226
Pool MA5327, 5.00%, 04/01/2054	2,083,683	2,069,589

The accompanying notes are an integral part of these financial statements.

29

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
Pool MA5331, 5.50%, 04/01/2054	$435,751	$440,022
Pool MA5353, 5.50%, 05/01/2054	2,710,223	2,736,783
Pool MA5389, 6.00%, 06/01/2054	343,109	350,723
Pool MA5496, 5.00%, 10/01/2054	2,981,266	2,958,117
Pool MA5497, 5.50%, 10/01/2054	1,415,361	1,428,090
Pool MA5498, 6.00%, 10/01/2054	529,892	541,899
Pool MA5553, 5.50%, 12/01/2054	2,322,240	2,342,369
Pool MA5683, 5.00%, 04/01/2040	923,761	933,400
Pool MA5711, 5.00%, 05/01/2040	1,040,511	1,051,368
Ginnie Mae I Pool, Pool BU5340, 3.00%, 04/15/2050	147,439	131,946
Ginnie Mae II Pool
Pool 4540, 4.50%, 09/20/2039	58,059	58,402
Pool 4853, 4.00%, 11/20/2040	56,277	55,303
Pool 5115, 4.50%, 07/20/2041	33,473	33,671
Pool 5304, 3.50%, 02/20/2042	115,459	109,433
Pool 785163, 3.50%, 10/20/2050	48,865	45,059
Pool 786483, 3.50%, 11/20/2052	2,957,441	2,660,999
Pool BX3679, 3.00%, 08/20/2050	192,981	172,826
Pool BX3680, 3.00%, 08/20/2050	275,811	246,835
Pool BX3681, 3.00%, 08/20/2050	195,183	174,619
Pool BY0325, 2.50%, 10/20/2050	1,044,801	893,454
Pool BY0330, 3.00%, 10/20/2050	87,731	78,350
Pool BY0331, 3.00%, 10/20/2050	227,754	203,400
Pool BY0338, 3.50%, 08/20/2050	118,036	109,135
Pool BY0339, 3.50%, 08/20/2050	117,307	108,771
Pool BY0340, 3.50%, 08/20/2050	116,896	107,648
Pool MA0220, 3.50%, 07/20/2042	168,158	159,536
Pool MA0534, 3.50%, 11/20/2042	76,547	72,622

Investments	Principal Amount	Value
Pool MA0624, 3.00%, 12/20/2042	$141,943	$130,701
Pool MA2964, 5.00%, 07/20/2045	79,812	81,585
Pool MA3034, 3.50%, 08/20/2045	29,955	27,912
Pool MA3105, 3.50%, 09/20/2045	29,803	27,767
Pool MA3309, 3.00%, 12/20/2045	43,886	39,833
Pool MA3455, 4.00%, 02/20/2046	119,731	114,960
Pool MA3522, 4.00%, 03/20/2046	44,668	42,902
Pool MA3597, 3.50%, 04/20/2046	42,833	39,881
Pool MA3936, 3.00%, 09/20/2046	63,753	57,832
Pool MA4125, 2.50%, 12/20/2046	62,669	55,301
Pool MA4127, 3.50%, 12/20/2046	243,709	226,126
Pool MA4261, 3.00%, 02/20/2047	156,544	141,650
Pool MA4264, 4.50%, 02/20/2047	21,025	20,858
Pool MA4381, 3.00%, 04/20/2047	105,423	95,392
Pool MA4382, 3.50%, 04/20/2047	882,575	812,601
Pool MA4452, 4.00%, 05/20/2047	64,818	62,014
Pool MA4653, 4.00%, 08/20/2047	33,630	32,175
Pool MA4654, 4.50%, 08/20/2047	31,677	31,375
Pool MA4720, 4.00%, 09/20/2047	505,417	483,550
Pool MA4837, 3.50%, 11/20/2047	80,198	74,446
Pool MA4899, 3.00%, 12/20/2047	46,737	42,240
Pool MA4961, 3.00%, 01/20/2048	98,528	89,219
Pool MA4962, 3.50%, 01/20/2048	82,490	76,574
Pool MA4964, 4.50%, 01/20/2048	97,525	96,778
Pool MA5079, 4.50%, 03/20/2048	19,540	19,391
Pool MA5331, 4.50%, 07/20/2048	39,348	38,903
Pool MA5594, 3.50%, 11/20/2048	324,923	300,814
Pool MA5876, 4.00%, 04/20/2049	1,694,360	1,627,835
Pool MA5987, 4.50%, 06/20/2049	108,501	107,469

The accompanying notes are an integral part of these financial statements.

30

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Ginnie Mae II Pool (continued)
Pool MA6090, 3.50%, 08/20/2049	$1,007,421	$925,484
Pool MA6153, 3.00%, 09/20/2049	75,666	67,837
Pool MA6338, 3.00%, 12/20/2049	152,765	137,100
Pool MA6409, 3.00%, 01/20/2050	354,635	317,812
Pool MA6411, 4.00%, 01/20/2050	190,408	181,263
Pool MA6476, 4.00%, 02/20/2050	277,110	264,326
Pool MA6768, 4.00%, 07/20/2050	418,856	398,574
Pool MA6931, 2.50%, 10/20/2050	3,187,509	2,752,880
Pool MA7135, 2.00%, 01/20/2051	524,594	433,867
Pool MA7194, 3.00%, 02/20/2051	202,760	181,185
Pool MA7254, 2.00%, 03/20/2051	306,879	254,091
Pool MA7367, 2.50%, 05/20/2051	3,682,568	3,171,915
Pool MA7369, 3.50%, 05/20/2051	1,455,405	1,336,934
Pool MA7419, 3.00%, 06/20/2051	327,890	292,993
Pool MA7471, 2.00%, 07/20/2051	375,147	310,144
Pool MA7533, 2.00%, 08/20/2051	413,618	341,948
Pool MA7768, 3.00%, 12/20/2051	1,378,199	1,232,582
Pool MA7828, 3.00%, 01/20/2052	376,781	336,660
Pool MA7829, 3.50%, 01/20/2052	741,590	682,149
Pool MA7871, 2.50%, 02/20/2052	236,024	199,498
Pool MA7883, 3.50%, 02/20/2052	1,983,677	1,819,052
Pool MA7989, 3.50%, 04/20/2052	1,865,017	1,710,433
Pool MA8149, 3.50%, 07/20/2052	2,266,415	2,070,131
Pool MA8201, 4.50%, 08/20/2052	965,859	943,830
Pool MA8267, 4.00%, 09/20/2052	5,949,044	5,636,208
Pool MA8347, 4.50%, 10/20/2052	1,500,679	1,465,988
Pool MA8428, 5.00%, 11/20/2052	527,193	527,545

Investments	Principal Amount	Value
Pool MA8487, 3.50%, 12/20/2052	$3,168,667	$2,894,985
Pool MA8489, 4.50%, 12/20/2052	1,358,560	1,326,525
Pool MA8646, 4.50%, 02/20/2053	2,382,815	2,324,407
Pool MA8647, 5.00%, 02/20/2053	1,338,669	1,338,460
Pool MA8725, 5.00%, 03/20/2053	267,210	267,277
Pool MA8879, 5.50%, 05/20/2053	3,541,696	3,588,433
Pool MA9101, 3.00%, 08/20/2053	2,718,760	2,443,341
Pool MA9303, 4.50%, 11/20/2053	2,917,456	2,833,761
Pool MA9852, 6.00%, 08/20/2054	1,861,694	1,897,767
Pool MB0025, 5.00%, 11/20/2054	304,998	303,725
Pool MB0091, 5.00%, 12/20/2054	141,779	141,187
International Finance Corp., 4.38%, 01/15/2027	1,000,000	1,007,079
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.75% (1 mo. Term SOFR + 1.50%), 09/15/2030(a)	1,400,000	1,400,875
Tennessee Valley Authority
1.50%, 09/15/2031	105,000	91,334
5.25%, 02/01/2055	660,000	657,889
U.S. Department of Housing and Urban Development, 2.87%, 08/01/2027	1,000,000	981,942
U.S. International Development Finance Corporation
1.65%, 04/15/2028	1,000,000	956,259
1.05%, 10/15/2029	547,308	517,006
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-609M, Class A, 5.69% (1 mo. Term SOFR + 1.54%), 08/15/2042(a)	750,000	749,431
Series 2025-609M, Class B, 5.99% (1 mo. Term SOFR + 1.84%), 08/15/2042(a)	150,000	149,625
Series 2025-609M, Class C, 6.49% (1 mo. Term SOFR + 2.34%), 08/15/2042(a)	100,000	99,750
TOTAL U.S. GOVERNMENT AGENCIES (Cost $292,515,710)		287,744,542

The accompanying notes are an integral part of these financial statements.

31

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — 14.3%
ABPCI Direct Lending Fund ABS Ltd., Series 2020-1A, Class A, 3.20%, 12/29/2030(a)	$1,002,338	$984,971
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.97%, 07/15/2053(a)	500,000	509,967
Affirm, Inc.
Series 2024-A, Class 1A, 5.61%, 02/15/2029(a)	1,600,000	1,609,059
Series 2024-X2, Class A, 5.22%, 12/17/2029(a)	288,389	288,648
Series 2025-2A, Class A, 4.67%, 07/15/2033(a)	1,200,000	1,206,912
AGL CLO Ltd., Series 2022-19A, Class A1R, 5.62% (3 mo. Term SOFR + 1.30%), 07/21/2038(a)	3,000,000	3,013,533
Air Canada
Series 2015-1, 3.60%, 03/15/2027(a)	2,630,011	2,590,115
Series 2015-2, 3.75%, 12/15/2027(a)	963,911	944,533
Series 2020-2, Class A, 5.25%, 04/01/2029(a)	2,235,544	2,285,906
Aligned Data Centers Issuer LLC
Series 2022-1A, Class A2, 6.35%, 10/15/2047(a)	1,000,000	1,000,309
Series 2023-1A, Class A2, 6.00%, 08/17/2048(a)	1,180,000	1,192,271
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class C, 1.41%, 08/18/2027	244,519	241,827
Series 2023-2, Class C, 6.00%, 07/18/2029	500,000	514,713
Anchorage Capital CLO Ltd., Series 2023-26A, Class A1R, 5.81% (3 mo. Term SOFR + 1.52%), 03/19/2038(a)	2,250,000	2,262,366
Angel Oak Mortgage Trust LLC, Series 2021-8, Class A3, 2.84%, 11/25/2066(a)(d)	100,000	73,297
Apidos CLO, Series 2018-18A, Class A1R2, 5.66% (3 mo. Term SOFR + 1.33%), 01/22/2038(a)	2,500,000	2,508,620
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 5.46% (3 mo. Term SOFR + 1.18%), 03/31/2038(a)	2,500,000	2,499,050

Investments	Principal Amount	Value
Atlas Senior Loan Fund Ltd.
Series 2016-7A, Class A2R, 6.01% (3 mo. Term SOFR + 1.81%), 11/27/2031(a)	$1,500,000	$1,501,611
Series 2018-10A, Class B, 6.08% (3 mo. Term SOFR + 1.76%), 01/15/2031(a)	2,250,000	2,252,817
Series 2018-11A, Class A1L, 5.68% (3 mo. Term SOFR + 1.36%), 07/26/2031(a)	144,632	144,666
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064(a)(c)	542,507	526,258
Avis Budget Car Rental LLC
Series 2021-2A, Class A, 1.66%, 02/20/2028(a)	900,000	873,984
Series 2022-1A, Class A, 3.83%, 08/21/2028(a)	1,000,000	994,163
Series 2023-1A, Class A, 5.25%, 04/20/2029(a)	1,400,000	1,431,860
Series 2023-2A, Class A, 5.20%, 10/20/2027(a)	400,000	403,383
Series 2023-3A, Class A, 5.44%, 02/22/2028(a)	600,000	608,725
Series 2023-4A, Class A, 5.49%, 06/20/2029(a)	2,000,000	2,057,679
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	500,000	517,119
Bain Capital Credit CLO
Series 2019-1A, Class AR2, 5.56% (3 mo. Term SOFR + 1.23%), 04/19/2034(a)	3,250,000	3,254,651
Series 2022-4A, Class A1R, 5.70% (3 mo. Term SOFR + 1.38%), 10/16/2037(a)	2,500,000	2,509,785
Bankers Healthcare Group, Inc.
Series 2022-C, Class B, 5.93%, 10/17/2035(a)	774,678	777,052
Series 2023-B, Class B, 7.45%, 12/17/2036(a)	481,623	504,113
Barrow Hanley Ltd.
Series 2023-1A, Class A1R, 5.67% (3 mo. Term SOFR + 1.34%), 01/20/2038(a)	2,450,000	2,453,609
Series 2024-3A, Class A1, 5.95% (3 mo. Term SOFR + 1.62%), 04/20/2037(a)	3,000,000	3,007,497
Blue Stream Communications LLC, Series 2023-1A, Class A2, 5.40%, 05/20/2053(a)	1,300,000	1,308,502

The accompanying notes are an integral part of these financial statements.

32

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
BlueMountain CLO Ltd., Series 2021-31A, Class A1, 5.74% (3 mo. Term SOFR + 1.41%), 04/19/2034(a)	$3,000,000	$3,001,932
Bread Financial Holdings, Inc., Series 2024-B, Class A, 4.62%, 05/15/2031	1,000,000	1,010,008
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 06/15/2037(a)	459,645	456,291
Series 2024-1A, Class B, 6.92%, 05/15/2039(a)	1,121,790	1,153,020
Capital Automotive LLC, Series 2024-3A, Class A1, 4.40%, 10/15/2054(a)	2,061,120	2,007,600
CarMax Auto Owner Trust
Series 2021-3, Class C, 1.25%, 05/17/2027	190,000	189,743
Series 2021-4, Class C, 1.38%, 07/15/2027	200,000	198,624
Series 2022-1, Class C, 2.20%, 11/15/2027	300,000	296,730
Series 2022-1, Class D, 2.47%, 07/17/2028	100,000	98,935
CBAM Ltd., Series 2020-12A, Class AR, 5.77% (3 mo. Term SOFR + 1.44%), 07/20/2034(a)	1,750,000	1,752,313
CCG Receivables Trust, Series 2025-1A, Class A2, 5.50%, 03/26/2055(a)	1,050,000	1,036,653
CFG Investments Ltd., Series 2025-1, Class A, 6.47%, 03/25/2036(a)	1,500,000	1,524,492
CIFC Funding Ltd.
Series 2018-2A, Class A1R, 5.70% (3 mo. Term SOFR + 1.37%), 10/20/2037(a)	3,250,000	3,257,933
Series 2023-1A, Class A1R, 0.00% (3 mo. Term SOFR + 1.24%), 10/15/2038(a)	4,250,000	4,251,862
Citibank NA, Series 2018-A7, Class A7, 3.96%, 10/13/2030	600,000	600,233
Cogent Communications Holdings, Inc., Series 2024-1A, Class A2, 7.92%, 05/25/2054(a)	2,200,000	2,285,968
COOPR Residential Mortgage Trust, Series 2025-CES2, Class A1A, 5.50%, 06/25/2060(a)(c)	875,398	883,744
Credit Acceptance Corp.
Series 2023-5A, Class C, 7.30%, 04/17/2034(a)	1,000,000	1,035,017

Investments	Principal Amount	Value
Series 2024-3A, Class B, 4.85%, 11/15/2034(a)	$520,000	$521,562
Credit Suisse Mortgage Capital Certificates, Series 2018-RPL9, Class A, 3.85%, 09/25/2057(a)(d)	92,802	89,646
Cyrusone Holdco LLC, Series 2025-1A, Class A2, 5.91%, 02/20/2050(a)	880,000	901,129
Delta Air Lines, Inc., Series 2015-1, 3.88%, 07/30/2027	314,603	307,501
DigitalBridge Group, Inc., Series 2021-1A, Class A2, 3.93%, 09/25/2051(a)	1,020,000	989,443
EFMT 2024-CES1, Series 2024-CES1, Class A1, 5.52%, 01/26/2060(a)(c)	783,221	790,953
EnFin Residential Solar Receivables Trust, Series 2024-2A, Class A, 5.98%, 09/20/2055(a)	918,022	878,683
ExteNet LLC, Series 2024-1A, Class A2, 5.34%, 07/25/2054(a)	750,000	755,028
FedEx Corp., 1.88%, 02/20/2034	51,285	44,381
Flexential Issuer LLC, Series 2021-1A, Class A2, 3.25%, 11/27/2051(a)	1,700,000	1,650,156
Ford Credit Auto Owner Trust
Series 2021-1, Class A, 1.37%, 10/17/2033(a)	3,000,000	2,955,108
Series 2021-1, Class B, 1.61%, 10/17/2033(a)	120,000	118,122
Series 2021-2, Class B, 1.91%, 05/15/2034(a)	100,000	97,417
Series 2022-B, Class A4, 3.93%, 08/15/2027	1,373,224	1,372,527
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(c)	2,300,000	2,355,216
Series 2025-2, Class A, 4.37%, 02/15/2038(a)(c)	2,821,000	2,837,048
Ford Credit Floorplan LLC
Series 2024-1, Class A1, 5.29%, 04/15/2029(a)	2,100,000	2,140,070
Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	1,700,000	1,707,579
Frontier Communications Parent, Inc., Series 2024-1, Class A2, 6.19%, 06/20/2054(a)	590,000	608,127
Galaxy CLO Ltd., Series 2018-25A, Class A1RR, 5.37% (3 mo. Term SOFR + 1.11%), 04/25/2036(a)	5,300,000	5,302,666

The accompanying notes are an integral part of these financial statements.

33

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
General Motors Co., Series 2024-4A, Class A1, 4.73%, 11/15/2029(a)	$1,000,000	$1,014,083
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027	78,635	78,245
Global Sea Containers Two SRL
Series 2020-1A, Class A, 2.17%, 10/17/2040(a)	520,835	499,196
Series 2020-2A, Class A, 2.26%, 11/19/2040(a)	137,763	131,640
Series 2020-2A, Class B, 3.32%, 11/19/2040(a)	114,798	110,128
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class B, 6.16%, 04/16/2029	500,000	515,463
Series 2023-4, Class C, 6.41%, 05/16/2029	300,000	309,985
GM Financial Revolving Receivables Trust
Series 2021-1, Class B, 1.49%, 06/12/2034(a)	100,000	97,433
Series 2023-2, Class A, 5.77%, 08/11/2036(a)	500,000	524,848
Series 2024-2, Class A, 4.52%, 03/11/2037(a)	1,700,000	1,721,211
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, 01/22/2029(a)	242,430	242,144
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048(a)	253,054	201,854
Series 2021-5CS, Class A, 2.31%, 10/20/2048(a)	987,065	837,099
Series 2022-1GS, Class A, 2.70%, 01/20/2049(a)	703,423	633,207
Series 2022-3CS, Class A, 4.95%, 07/20/2049(a)	785,039	709,858
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A2, 5.88%, 06/25/2059(a)	223,183	224,345
Series 2025-2A, Class A2, 4.93%, 06/25/2060(a)	498,878	500,769
HERO Funding Trust
Series 2016-1A, Class A, 4.05%, 09/20/2041(a)	182,414	176,283
Series 2016-3A, Class A1, 3.08%, 09/20/2042(a)	82,566	76,829

Investments	Principal Amount	Value
Series 2020-1A, Class A, 2.59%, 09/20/2057(a)	$343,172	$299,765
Hertz Vehicle Financing LLC
Series 2023-2A, Class C, 7.13%, 09/25/2029(a)	900,000	936,444
Series 2025-2A, Class A, 5.13%, 09/25/2031(a)	810,000	821,015
Home Equity Asset Trust, Series 2003-1, Class M1, 5.77% (1 mo. Term SOFR + 1.61%), 06/25/2033	1,314	1,294
Home Partners of America Trust, Series 2021-3, Class A, 2.20%, 01/17/2041(a)	330,405	306,869
Hotwire Funding LLC, Series 2024-1A, Class B, 6.67%, 06/20/2054(a)	1,500,000	1,533,613
Imperial Fund Mortgage Trust, Series 2022-NQM6, Class M1, 7.10%, 10/25/2067(a)(d)	150,000	149,415
J.P. Morgan Mortgage Trust 2025-HE2, Series 2025-HE2, Class A1, 5.63% (30 day avg SOFR US + 1.25%), 11/20/2055(a)	823,487	824,138
Jamestown CLO Ltd.
Series 2016-9A, Class A1R3, 5.44% (3 mo. Term SOFR + 1.18%), 07/25/2034(a)	3,000,000	3,001,755
Series 2019-14A, Class A1RR, 5.37% (3 mo. Term SOFR + 1.04%), 10/20/2034(a)	3,000,000	2,998,545
JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.59% (30 day avg SOFR US + 1.20%), 02/25/2055(a)	616,570	616,567
Lendmark Funding Trust, Series 2024-1A, Class A, 5.53%, 06/21/2032(a)	2,000,000	2,029,783
LIAS Administration Fee Issuer, Series 2018-1A, Class A, 5.96%, 07/25/2048(a)	874,169	849,795
Loanpal Solar Loan Ltd.
Series 2021-1GS, Class A, 2.29%, 01/20/2048(a)	519,259	434,846
Series 2021-2GS, Class A, 2.22%, 03/20/2048(a)	295,809	240,662
Madison Park Funding Ltd.
Series 2018-29A, Class A1R2, 5.51% (3 mo. Term SOFR + 1.18%), 03/25/2038(a)	3,830,000	3,832,872

The accompanying notes are an integral part of these financial statements.

34

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Madison Park Funding Ltd. (continued)
Series 2019-37A, Class AR2, 5.85% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)	$3,000,000	$3,009,489
Marble Point CLO, Series 2020-2A, Class A1R2, 5.53% (3 mo. Term SOFR + 1.21%), 03/15/2038(a)	2,500,000	2,499,932
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/2036(a)	1,710,000	1,674,409
Series 2024-AA, Class A, 5.13%, 09/22/2036(a)	320,000	324,442
Series 2025-AA, Class A, 4.98%, 05/20/2038(a)	630,000	636,919
MCA Fund Holding LLC, Series 2020-1, Class A, 3.25%, 11/15/2035(a)	26,687	26,332
MFRA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060(a)(d)	338,265	309,928
MMAF Equipment Finance LLC
Series 2019-B, Class A5, 2.29%, 11/12/2041(a)	261,606	259,001
Series 2025-A, Class A3, 4.82%, 08/13/2032(a)	2,000,000	2,040,890
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, 2.82%, 04/22/2031(a)	912,520	905,362
Mosaic Solar Loans LLC
Series 2020-1A, Class A, 2.10%, 04/20/2046(a)	333,501	293,361
Series 2020-2A, Class A, 1.44%, 08/20/2046(a)	377,822	317,726
Series 2021-1A, Class B, 2.05%, 12/20/2046(a)	447,776	357,835
Series 2021-3A, Class A, 1.44%, 06/20/2052(a)	966,486	791,304
Series 2021-3A, Class C, 1.77%, 06/20/2052(a)	329,564	224,972
Series 2022-3A, Class A, 6.10%, 06/20/2053(a)	714,722	701,810
Series 2025-1A, Class A, 6.12%, 08/22/2050(a)	586,005	580,603
Mountain View Funding CLO, Series 2015-9A, Class A1R, 5.70% (3 mo. Term SOFR + 1.38%), 07/15/2031(a)	116,632	116,663
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 08/15/2034(a)	373,810	353,280

Investments	Principal Amount	Value
Nassau Global Credit Ltd., Series 2024-1A, Class A1, 5.93% (3 mo. Term SOFR + 1.60%), 07/20/2037(a)	$3,000,000	$3,007,650
Navient Student Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/2068(a)	37,763	37,301
Series 2019-FA, Class A2, 2.60%, 08/15/2068(a)	2,042,376	1,975,762
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	79,597	76,105
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	60,912	57,909
North Mill Equipment Finance LLC, Series 2022-B, Class B, 7.12%, 06/15/2029(a)	1,340,000	1,356,204
Ocean Trails CLO, Series 2014-5A, Class ARR, 5.86% (3 mo. Term SOFR + 1.54%), 10/13/2031(a)	451,901	452,096
On Deck Capital, Inc.
Series 2024-2A, Class A, 4.98%, 10/17/2031(a)	1,090,000	1,092,474
Series 2025-1A, Class C, 6.64%, 04/19/2032(a)	980,000	969,292
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class A, 3.63%, 09/14/2027(a)	62,652	62,599
Series 2021-1A, Class B, 1.26%, 07/14/2028(a)	600,000	595,740
Series 2021-1A, Class C, 1.42%, 07/14/2028(a)	500,000	496,404
Series 2025-1A, Class A, 5.36%, 04/16/2035(a)	1,800,000	1,857,817
OneMain Financial Issuance Trust
Series 2020-2A, Class A, 1.75%, 09/14/2035(a)	574,807	564,910
Series 2021-1A, Class A2, 5.13% (30 day avg SOFR US + 0.76%), 06/16/2036(a)	600,000	601,081
Series 2023-2A, Class A1, 5.84%, 09/15/2036(a)	1,200,000	1,226,954
Series 2023-2A, Class B, 6.17%, 09/15/2036(a)	1,070,000	1,105,700
Series 2025-1A, Class A, 4.82%, 07/14/2038(a)	2,100,000	2,121,126
Oportun Financial Corp.
Series 2021-B, Class C, 3.65%, 05/08/2031(a)	349,929	346,466
Series 2025-B, Class D, 6.45%, 05/09/2033(a)	2,100,000	2,119,708

The accompanying notes are an integral part of these financial statements.

35

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031(a)	$2,222,302	$2,235,660
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, 5.00% (30 day avg SOFR US + 0.64%), 05/25/2070(a)	196,590	194,146
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036(a)	293,421	297,004
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055(a)	1,760,000	1,797,571
Rad CLO, Series 2024-23A, Class A1, 5.93% (3 mo. Term SOFR + 1.60%), 04/20/2037(a)	2,500,000	2,510,145
RCKT Mortgage Trust
Series 2024-CES3, Class A1A, 6.59%, 05/25/2044(a)(d)	747,658	759,779
Series 2025-CES1, Class A1A, 5.65%, 01/25/2045(a)(c)	519,249	533,643
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(a)(c)	1,149,582	1,159,641
RCKT Mortgage Trust 2024-CES4, Series 2024-CES5, Class A1A, 5.85%, 08/25/2044(a)(c)	184,354	186,305
ReadyCap Commercial LLC, Series 2019-2, Class A, 6.75% (Prime Rate + (0.50%)), 12/27/2044(a)	35,265	35,242
Regatta Funding Ltd.
Series 2016-1A, Class A1R2, 5.41% (3 mo. Term SOFR + 1.41%), 06/20/2034(a)	1,500,000	1,499,625
Series 2024-2A, Class A1, 5.87% (3 mo. Term SOFR + 1.55%), 04/25/2037(a)	3,000,000	3,008,574
Renew, Series 2018-1, Class A, 3.95%, 09/20/2053(a)	121,506	114,505
Renew Financial, Series 2021-1, Class A, 2.06%, 11/20/2056(a)	522,369	425,860
Republic Finance Issuance Trust, Series 2024-B, Class B, 5.86%, 11/20/2037(a)	1,380,000	1,408,320

Investments	Principal Amount	Value
ROMARK CLO LLC, Series 2018-1A, Class A1, 5.62% (3 mo. Term SOFR + 1.29%), 04/20/2031(a)	$692,214	$692,352
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, 5.00%, 06/20/2047(a)	600,000	595,055
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class C, 6.04%, 12/15/2031	600,000	616,340
Series 2023-5, Class C, 6.43%, 02/18/2031	900,000	935,906
Series 2023-6, Class B, 5.98%, 04/16/2029	300,000	305,147
Series 2023-6, Class C, 6.40%, 03/17/2031	100,000	103,423
Series 2024-2, Class C, 5.84%, 06/17/2030	500,000	514,109
Series 2024-3, Class C, 5.64%, 08/15/2030	1,500,000	1,532,306
Series 2024-4, Class C, 4.95%, 04/15/2030	800,000	807,206
Series 2025-3, Class C, 4.68%, 09/15/2031	900,000	905,020
Santander Consumer USA, Inc., Series 2023-1, Class C, 5.09%, 05/15/2030	200,000	201,438
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028(a)	1,000,000	1,026,781
SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.11%, 11/21/2033(a)	1,560,000	1,591,604
Sculptor Alternative Solutions LLC, Series B, 6.00%, 05/15/2029(a)	1,720,000	1,460,968
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B, 5.71%, 01/22/2030(a)	100,000	102,567
Series 2023-1A, Class C, 5.97%, 02/20/2031(a)	100,000	102,919
SMB Private Education Loan Trust, Series 2017-A, Class B, 3.50%, 06/17/2041(a)	1,926,532	1,907,788
SoFi Professional Loan Program LLC
Series 2019-A, Class A2FX, 3.69%, 06/15/2048(a)	23,318	23,162
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(a)	66,086	63,836

The accompanying notes are an integral part of these financial statements.

36

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
SoFi Professional Loan Program LLC (continued)
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(a)	$123,881	$119,839
Series 2020-C, Class AFX, 1.95%, 02/15/2046(a)	71,719	67,318
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	1,270,000	1,281,727
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 5.17% (1 mo. Term SOFR + 1.01%), 09/25/2034	6,719	6,433
Summit Issuer LLC
Series 2020-1A, Class A2, 2.29%, 12/20/2050(a)	1,620,000	1,610,883
Series 2023-1A, Class A2, 5.60%, 02/20/2053(a)	1,000,000	1,007,779
Sunnova Energy International, Inc.
Series 2023-B, Class A, 5.30%, 08/22/2050(a)	855,824	792,623
Series 2023-GRID1, Class 1A, 5.75%, 12/20/2050(a)	835,814	843,253
Sunrun, Inc.
Series 2018-1, Class A, 5.31%, 04/30/2049(a)	194,505	188,337
Series 2019-1A, Class A, 3.98%, 06/30/2054(a)	264,735	251,113
Series 2021-2A, Class A, 2.27%, 01/30/2057(a)	1,029,938	926,181
Series 2022-1A, Class A, 4.75%, 07/30/2057(a)	893,917	857,100
Series 2023-2A, Class A1, 6.60%, 01/30/2059(a)	1,221,321	1,229,083
Series 2024-1A, Class A, 6.27%, 02/01/2055(a)	473,584	472,180
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 03/25/2055(a)	1,000,000	992,397
Symphony CLO Ltd., Series 2012-9A, Class CR3, 7.08% (3 mo. Term SOFR + 2.76%), 07/16/2032(a)	1,840,000	1,842,589
TCW CLO Ltd., Series 2019-2A, Class A1R2, 5.60% (3 mo. Term SOFR + 1.27%), 01/20/2038(a)	3,250,000	3,257,251
Tesla Auto Lease Trust
Series 2023-A, Class A4, 5.94%, 07/20/2027(a)	139,076	139,201
Series 2023-B, Class A3, 6.13%, 09/21/2026(a)	221,647	222,031

Investments	Principal Amount	Value
Series 2023-B, Class B, 6.57%, 08/20/2027(a)	$1,090,000	$1,094,461
Series 2024-A, Class A3, 5.30%, 06/21/2027(a)	963,559	966,480
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 06/20/2028(a)	1,200,000	1,211,468
Texas Debt Capital CLO Ltd., Series 2025-1A, Class A1, 5.40% (3 mo. Term SOFR + 1.14%), 04/24/2038(a)	2,500,000	2,501,155
Tikehau US CLO Ltd., Series 2023-1A, Class A1, 6.52% (3 mo. Term SOFR + 2.20%), 07/15/2034(a)	1,500,000	1,502,805
Towd Point Mortgage Trust
Series 2018-5, Class M1, 3.25%, 07/25/2058(a)(d)	2,385,000	2,042,533
Series 2020-4, Class A1, 1.75%, 10/25/2060(a)	98,499	89,732
Series 2021-SJ1, Class A1, 2.25%, 07/25/2068(a)(d)	192,511	186,042
Series 2021-SJ2, Class A1A, 2.25%, 12/25/2061(a)(d)	272,758	265,487
Series 2024-CES3, Class A1, 6.29%, 05/25/2064(a)(d)	407,593	416,007
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038(a)	1,200,000	1,221,950
Uniti Group LP, Series 2025-1A, Class A2, 5.88%, 04/20/2055(a)	1,460,000	1,486,873
VCP RRL ABS, Series 2021-1A, Class A, 2.15%, 10/20/2031(a)	309,498	301,619
Verus Securitization Trust, Series 2021-7, Class A3, 2.24%, 10/25/2066(a)(d)	91,450	80,797
Vivant Solar Financing V Parent LLC
Series 2018-1A, Class A, 4.73%, 04/30/2048(a)	205,839	196,712
Series 2018-1A, Class B, 7.37%, 04/30/2048(a)	314,669	305,228
Voya CLO Ltd., Series 2019-3A, Class AR, 5.66% (3 mo. Term SOFR + 1.34%), 10/17/2032(a)	2,309,575	2,314,213
Wendy’s SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(a)	441,185	438,547
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63%, 01/15/2031(a)	600,000	603,159

The accompanying notes are an integral part of these financial statements.

37

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class A, 5.80%, 04/18/2038(a)	$437,381	$440,638
Series 2025-2A, Class A1, 4.41%, 05/18/2040(a)	1,300,000	1,306,761
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	32,886	32,833
Zayo Group LLC
Series 2025-1A, Class A2, 5.65%, 03/20/2055(a)	1,190,000	1,212,487
Series 2025-2A, Class B, 6.59%, 06/20/2055(a)	930,000	964,670
TOTAL ASSET-BACKED SECURITIES (Cost $230,021,064)		230,290,507
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.3%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 6.52% (1 mo. Term SOFR + 2.36%), 04/15/2034(a)	500,000	456,875
American Tower Depositor Sub LLC, 5.49%, 03/15/2028(a)	1,400,000	1,425,330
ATLXM Trust, Series 2024-RPL2, Class A1, 3.85%, 04/25/2063(a)(c)	1,105,953	1,070,472
BAHA Trust, Series 2024-MAR, Class A, 6.17%, 12/10/2041(a)(d)	1,320,000	1,364,955
BANK-2018, Series 2018-BN15, Class A3, 4.14%, 11/15/2061	549,113	544,605
BANK-2020
Series 2020-BN28, Class A3, 1.58%, 03/15/2063	1,162,000	1,028,288
Series 2020-BN29, Class A3, 1.74%, 11/15/2053	493,889	435,897
BANK5 Trust, Series 2025-5YR17, Class A3, 5.23%, 11/15/2058	1,480,000	1,526,718
BBCMS Trust
Series 2023-5C23, Class A3, 6.68%, 12/15/2056(d)	1,900,000	2,020,151
Series 2023-C21, Class A2, 6.51%, 09/15/2056(d)	759,138	797,301
Benchmark Mortgage Trust
Series 2018-B4, Class A3, 3.89%, 07/15/2051	500,000	497,546
Series 2019-B10, Class 3CCA, 4.03%, 03/15/2062(a)(d)	250,000	188,859

Investments	Principal Amount	Value
Series 2019-B10, Class A3, 3.46%, 03/15/2062	$837,738	$813,293
Series 2020-B19, Class A4, 1.55%, 09/15/2053	1,325,000	1,190,967
Series 2020-B20, Class A4, 1.75%, 10/15/2053	1,300,000	1,170,829
Series 2020-B21, Class A4, 1.70%, 12/17/2053	800,000	705,903
Series 2020-IG3, Class A2, 2.48%, 09/15/2048(a)	517,255	508,442
Series 2021-B24, Class A3, 2.01%, 03/15/2054	550,000	510,400
Series 2021-B24, Class A4, 2.26%, 03/15/2054	600,000	543,765
Series 2021-B25, Class A3, 1.91%, 04/15/2054	1,200,000	1,101,434
Series 2021-B30, Class A4, 2.33%, 11/15/2054	3,000,000	2,646,666
Series 2021-B31, Class A4, 2.42%, 12/15/2054	1,500,000	1,329,406
Series 2025-V17, Class A3, 5.07%, 09/15/2058	1,900,000	1,946,506
BFLD Trust, Series 2024-WRHS, Class A, 5.64% (1 mo. Term SOFR + 1.49%), 08/15/2026(a)	926,997	926,997
BMO Mortgage Trust
Series 2022-C1, Class 360B, 4.07%, 02/17/2055(a)(d)	1,000,000	854,356
Series 2022-C3, Class A5, 5.31%, 09/15/2054	1,000,000	1,029,654
Series 2023-5C1, Class A3, 6.53%, 08/15/2056(d)	1,650,000	1,732,751
Series 2023-5C2, Class A3, 7.30%, 11/15/2056(d)	2,100,000	2,252,472
Series 2024-5C7, Class A3, 5.57%, 11/15/2057(d)	2,100,000	2,181,254
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 04/25/2054(a)(c)	691,301	699,954
BX Trust, Series 2022-AHP, Class C, 6.24% (1 mo. Term SOFR + 2.09%), 01/17/2039(a)	1,600,000	1,598,000
Cantor Commercial Real Estate Lending LP
Series 2019-CF3, Class A3, 2.75%, 01/15/2053	800,000	747,642
Series 2020-P1, Class A1, 2.84%, 04/15/2052(a)(d)	813,000	789,762
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 03/15/2052(a)	1,058,500	1,007,719
Century Plaza Towers
Series 2019-CPT, Class A, 2.87%, 11/13/2039(a)	485,000	446,348

The accompanying notes are an integral part of these financial statements.

38

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Century Plaza Towers (continued)
Series 2019-CPT, Class E, 3.10%, 11/13/2039(a)(d)	$350,000	$288,364
CF Hippolyta Issuer LLC
Series 2020-1, Class B1, 2.28%, 07/15/2060(a)	350,786	244,373
Series 2022-1A, Class A1, 5.97%, 08/15/2062(a)	486,305	470,056
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%, 04/15/2042(a)(d)	2,000,000	2,050,141
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/2049	3,000,000	2,986,535
Series 2016-P3, Class A3, 3.06%, 04/15/2049	1,546,439	1,538,892
Series 2016-P4, Class A3, 2.65%, 07/10/2049	114,286	113,060
Series 2018-C6, Class A3, 4.15%, 11/10/2051	837,000	826,245
Series 2019-C7, Class A3, 2.86%, 12/15/2072	319,729	302,421
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD2, Class B, 3.88%, 11/10/2049(d)	500,000	402,095
Series 2019-CD8, Class A3, 2.66%, 08/15/2057	858,920	802,367
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, 2.57%, 07/20/2051(a)	2,394,262	2,056,857
Commercial Mortgage Pass Through Certificates
Series 2013-LC13, Class D, 5.55%, 08/10/2046(a)(d)	486,023	450,441
Series 2022-HC, Class B, 3.17%, 01/10/2039(a)	1,000,000	952,317
Computershare Corporate Trust
Series 2024-MGP, Class A12, 5.84% (1 mo. Term SOFR + 1.69%), 08/15/2041(a)	1,640,000	1,638,599
Series 2024-SVEN, Class A, 6.01%, 06/10/2037(a)	1,000,000	1,040,705
CRSO TR 2023-BRND A 20400712 FLT, Series 2023-BRND, 7.12%, 07/12/2040(a)	1,000,000	1,041,538

Investments	Principal Amount	Value
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A3, 4.15%, 11/15/2051	$665,234	$656,591
Series 2021-C20, Class A2, 2.49%, 03/15/2054	1,159,310	1,067,303
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 09/12/2040(a)	890,000	923,702
Ellington Financial Mortgage Trust, Series 2023-1, Class M1, 6.70%, 02/25/2068(a)(d)	150,000	149,799
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M2, 6.26% (30 day avg SOFR US + 1.90%), 12/25/2041(a)	300,000	304,173
Series 2022-R05, Class 2M2, 7.36% (30 day avg SOFR US + 3.00%), 04/25/2042(a)	120,000	123,210
Series 2022-R06, Class 1M2, 8.21% (30 day avg SOFR US + 3.85%), 05/25/2042(a)	625,000	650,159
Series 2022-R07, Class 1M2, 9.01% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	505,000	534,157
Series 2022-R08, Class 1M2, 7.96% (30 day avg SOFR US + 3.60%), 07/25/2042(a)	160,000	166,400
Series 2022-R09, Class 2M2, 9.11% (30 day avg SOFR US + 4.75%), 09/25/2042(a)	245,000	261,079
Series 2023-R01, Class 1M2, 8.11% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	1,260,000	1,323,000
Series 2023-R02, Class 1M2, 7.71% (30 day avg SOFR US + 3.35%), 01/25/2043(a)	100,000	104,375
Series 2023-R05, Class 1M2, 7.46% (30 day avg SOFR US + 3.10%), 06/25/2043(a)	1,150,000	1,194,563
Series 2023-R06, Class 1M2, 7.06% (30 day avg SOFR US + 2.70%), 07/25/2043(a)	715,000	738,778

The accompanying notes are an integral part of these financial statements.

39

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Federal Home Loan Mortgage Corp.
Series 2021-P011, Class A1, 1.20%, 09/25/2031	$468,581	$433,969
Series 2022-P013, Class A2, 2.85%, 02/25/2032(d)	1,000,000	917,344
Series 2024-P016, Class A2, 4.77%, 09/25/2033(d)	1,000,000	1,009,925
Series 405, Class C20, 4.00%, 05/25/2053(f)	1,244,379	273,491
Series 406, Class PO, 0.00%, 10/25/2053(h)	326,905	279,425
Series 4748, Class Z, 4.00%, 11/15/2047	105,301	100,628
Series 4776, Class WZ, 4.00%, 03/15/2048	330,656	315,724
Series 4783, Class Z, 4.00%, 04/15/2048	281,134	266,879
Series 4835, Class AS, 2.66% (-2 x 30 day avg SOFR US + 9.66%), 10/15/2048(i)	57,119	50,705
Series 4978, Class MI, 4.00%, 05/25/2040(f)	478,168	72,004
Series 5017, Class VZ, 2.00%, 09/25/2050(j)	315,472	216,924
Series 5021, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.55%), 10/25/2050(f)(g)(i)	815,507	24,619
Series 5160, Class ZG, 3.00%, 09/25/2050(j)	74,201	54,708
Series 5251, Class PO, 0.00%, 08/25/2052(h)	655,860	451,538
Series 5296, Class T, 5.00%, 11/25/2052	773,033	778,293
Series 5560, Class FA, 6.00% (30 day avg SOFR US + 1.93%), 06/25/2055	1,852,721	1,884,014
Series K-157, Class A2, 4.20%, 05/25/2033	2,000,000	1,983,044
Series K-170, Class A2, 5.00%, 02/25/2035(d)	2,000,000	2,083,987
Federal National Mortgage Association
Series 2018-M8, Class A2, 3.42%, 06/25/2028(d)	394,646	388,787
Series 2019-M21, Class 3A1, 2.10%, 06/25/2034	59,976	59,250
Series 2020-101, Class AI, 3.50%, 01/25/2051(f)	1,356,093	256,274
Series 2020-24, Class SP, 1.58% (-1 x 30 day avg SOFR US + 5.94%), 04/25/2050(f)(i)	211,872	28,452

Investments	Principal Amount	Value
Series 2020-56, Class LI, 2.00%, 08/25/2050(f)	$297,505	$37,579
Series 2020-75, Class LI, 2.50%, 11/25/2050(f)	455,180	62,849
Series 2021-17, Class EA, 1.50%, 04/25/2051	3,319,107	2,806,505
Series 2021-76, Class IY, 2.50%, 11/25/2051(f)	201,761	22,579
Series 2022-18, Class DZ, 3.50%, 04/25/2052(j)	627,215	488,548
Series 2022-51, Class PS, 1.59% (-1 x 30 day avg SOFR US + 5.95%), 08/25/2052(f)(i)	519,661	58,288
Flagstar Mortgage Trust
Series 2018-2, Class B4, 4.00%, 04/25/2048(a)(d)	120,006	110,434
Series 2021-12, Class B3, 2.96%, 11/25/2051(a)(d)	135,973	109,928
Series 2021-4, Class A21, 2.50%, 06/01/2051(a)(d)	184,452	151,772
Series 2021-7, Class B3, 2.92%, 08/25/2051(a)(d)	134,783	110,715
Freddie Mac STACR REMIC Trust 2025-DNA2, Series 2025-DNA2, Class A1, 5.46% (30 day avg SOFR US + 1.10%), 05/25/2045(a)	1,275,000	1,281,278
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 6.01% (30 day avg SOFR US + 1.65%), 01/25/2034(a)	16,897	16,950
Series 2022-DNA4, Class M1B, 7.71% (30 day avg SOFR US + 3.35%), 05/25/2042(a)	415,000	430,691
Series 2022-DNA5, Class M1B, 8.86% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	555,000	587,048
Series 2022-HQA2, Class M1B, 8.36% (30 day avg SOFR US + 4.00%), 07/25/2042(a)	95,000	100,011
Series 2022-HQA3, Class M1B, 7.91% (30 day avg SOFR US + 3.55%), 08/25/2042(a)	135,000	141,322
Series 2023-HQA1, Class M1B, 7.86% (30 day avg SOFR US + 3.50%), 05/25/2043(a)	268,000	282,576

The accompanying notes are an integral part of these financial statements.

40

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2023-HQA3, Class M2, 7.71% (30 day avg SOFR US + 3.35%), 11/25/2043(a)	$325,000	$342,811
Government National Mortgage Association
Series 2010-9, Class UI, 5.00%, 01/20/2040(f)	532,119	106,365
Series 2013-99, Class AX, 3.00%, 07/20/2043(c)	118,382	107,608
Series 2015-143, Class WA, 4.00%, 10/20/2045	101,832	99,495
Series 2018-121, Class KS, 0.00% (-1 x 1 mo. Term SOFR + 3.75%), 09/20/2048(f)(i)	218,345	6,179
Series 2018-148, Class DS, 0.00% (-1 x 1 mo. Term SOFR + 3.73%), 10/20/2048(f)(i)	279,941	8,616
Series 2018-151, Class SL, 0.00% (-1 x 1 mo. Term SOFR + 3.69%), 11/20/2048(f)(i)	1,693,909	47,307
Series 2018-76, Class IO, 4.00%, 06/20/2046(f)	22,640	2,496
Series 2019-92, Class S, 0.00% (-1 x 1 mo. Term SOFR + 2.70%), 07/20/2049(f)(i)	1,019,245	11,954
Series 2019-99, Class SA, 0.00% (-1 x 1 mo. Term SOFR + 3.24%), 08/20/2049(f)(i)	444,633	9,647
Series 2020-126, Class BI, 3.00%, 08/20/2050(f)	637,248	107,381
Series 2021-114, Class TI, 3.00%, 06/20/2051(f)	716,869	91,765
Series 2021-165, Class ST, 0.00% (-1 x 1 mo. Term SOFR + 3.25%), 01/20/2050(f)(i)	121,277	58
Series 2021-209, Class Z, 3.00%, 11/20/2051(j)	650,871	474,146
Series 2022-124, Class QZ, 4.00%, 07/20/2052(j)	136,176	115,581
Series 2022-125, Class CS, 1.60% (-1 x 30 day avg SOFR US + 5.99%), 07/20/2052(f)(i)	553,193	45,469

Investments	Principal Amount	Value
Series 2022-126, Class CS, 0.00% (-1 x 30 day avg SOFR US + 3.76%), 07/20/2052(f)(i)	$1,109,762	$23,060
Series 2022-129, Class SA, 0.00% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052(f)(i)	4,367,424	104,426
Series 2022-133, Class SA, 0.00% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052(f)(i)	427,648	10,997
Series 2022-148, Class DS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 08/20/2052(f)(i)	445,860	8,465
Series 2022-178, Class SA, 0.51% (-1 x 30 day avg SOFR US + 4.90%), 10/20/2052(f)(i)	5,210,210	274,985
Series 2022-46, Class S, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052(f)(i)	305,068	7,676
Series 2022-51, Class SC, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052(f)(i)	908,310	21,632
Series 2022-66, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052(f)(i)	297,316	8,313
Series 2022-68, Class SP, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052(f)(i)	244,372	8,003
Series 2022-78, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.75%), 04/20/2052(f)(i)	563,930	12,743
Series 2022-93, Class GS, 0.00% (-1 x 30 day avg SOFR US + 3.65%), 05/20/2052(f)(i)	190,787	4,493
Series 2022-93, Class IO, 3.00%, 08/20/2051(f)	2,587,270	279,496
Series 2023-111, Class ZA, 3.00%, 02/20/2052(j)	532,206	364,442
Series 2023-169, Class EO, 0.00%, 05/20/2053(h)	355,019	279,838
Series 2023-186, Class ZJ, 5.00%, 12/20/2053(j)	360,110	352,360
Series 2023-81, Class IO, 5.00%, 04/20/2052(f)	420,857	76,265

The accompanying notes are an integral part of these financial statements.

41

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Government National Mortgage Association (continued)
Series 2024-23, Class ID, 5.00%, 03/20/2040(f)	$359,537	$68,402
Series 2024-69, Class AZ, 2.50%, 04/20/2054(j)	336,704	244,460
GS Mortgage Securities Corp. II
Series 2018-GS10, Class A3, 4.26%, 07/10/2051(d)	800,000	792,415
Series 2019-GC39, Class A3, 3.31%, 05/10/2052	958,175	916,755
Series 2019-GC42, Class A3, 2.75%, 09/10/2052	1,230,000	1,161,421
Series 2020-GC47, Class A4, 2.12%, 05/12/2053	1,400,000	1,274,152
Series 2020-GSA2, Class A4, 1.72%, 12/12/2053	1,100,000	983,577
Series 2021-IP, Class B, 5.42% (1 mo. Term SOFR + 1.26%), 10/15/2036(a)	1,720,000	1,711,484
GS Mortgage-Backed Securities Trust
Series 2021-GR1, Class A4, 2.50%, 11/25/2051(a)(d)	142,757	117,473
Series 2021-PJ10, Class A4, 2.50%, 03/25/2052(a)(d)	171,343	140,996
Series 2021-PJ5, Class A4, 2.50%, 10/25/2051(a)(d)	289,175	237,924
Series 2021-PJ6, Class A4, 2.50%, 11/25/2051(a)(d)	209,397	172,245
Series 2021-PJ7, Class A4, 2.50%, 01/25/2052(a)(d)	343,034	282,279
Series 2021-PJ8, Class A4, 2.50%, 01/25/2052(a)(d)	231,124	190,207
Series 2022-PJ4, Class A36, 3.00%, 09/25/2052(a)(d)	80,343	68,969
Series 2022-PJ5, Class A36, 3.00%, 10/25/2052(a)(d)	233,280	200,099
Series 2023-PJ1, Class A24, 3.50%, 02/25/2053(a)(d)	267,745	237,386
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 08/05/2034(a)(d)	900,000	885,333

Investments	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP4, Class A3, 3.39%, 12/15/2049	$1,071,000	$1,061,095
Series 2019-BKWD, Class A, 5.77% (1 mo. Term SOFR + 1.61%), 09/15/2029(a)	154,493	150,631
JP Morgan Mortgage Trust
Series 2015-1, Class B1, 5.66%, 12/25/2044(a)(d)	32,219	31,727
Series 2017-2, Class A13, 3.50%, 05/25/2047(a)(d)	5,403	4,889
Series 2017-5, Class A2, 4.97%, 10/26/2048(a)(d)	53,659	53,755
Series 2018-5, Class A13, 3.50%, 10/25/2048(a)(d)	26,932	24,201
Series 2018-7FRB, Class A2, 5.02% (1 mo. Term SOFR + 0.86%), 04/25/2046(a)	9,947	9,775
Series 2018-8, Class A13, 4.00%, 01/25/2049(a)(d)	3,163	2,948
Series 2018-9, Class A13, 4.00%, 02/25/2049(a)(d)	1,148	1,072
Series 2019-1, Class A15, 4.00%, 05/25/2049(a)(d)	2,919	2,731
Series 2020-1, Class B2, 3.82%, 06/25/2050(a)(d)	30,122	27,222
Series 2021-10, Class A15, 2.50%, 12/25/2051(a)(d)	75,473	62,106
Series 2021-11, Class A15, 2.50%, 01/25/2052(a)(d)	155,154	127,533
Series 2021-14, Class A15, 2.50%, 05/25/2052(a)(d)	96,323	79,263
Series 2021-15, Class A15, 2.50%, 06/25/2052(a)(d)	665,399	545,097
Series 2021-4, Class B2, 2.88%, 08/25/2051(a)(d)	111,351	90,462
Series 2021-7, Class A15, 2.50%, 11/25/2051(a)(d)	214,172	176,256
Series 2021-8, Class A15, 2.50%, 12/25/2051(a)(d)	100,581	82,775
Series 2021-8, Class B3, 2.84%, 12/25/2051(a)(d)	152,447	120,283
Series 2021-LTV2, Class A3, 2.93%, 05/25/2052(a)(d)	69,798	59,907
Series 2022-2, Class A25, 3.00%, 08/25/2052(a)(d)	77,590	66,606
Series 2022-3, Class A25, 3.00%, 08/25/2052(a)(d)	352,315	302,202
Series 2022-4, Class A17A, 3.00%, 10/25/2052(a)(d)	235,771	202,236
Series 2022-4, Class B3, 3.24%, 10/25/2052(a)(d)	115,099	92,983

The accompanying notes are an integral part of these financial statements.

42

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
JP Morgan Mortgage Trust (continued)
Series 2022-5, Class B3, 2.95%, 09/25/2052(a)(d)	$114,730	$90,264
Series 2022-6, Class A17A, 3.00%, 11/25/2052(a)(d)	1,044,889	896,972
Series 2022-7, Class 1A17, 3.00%, 12/25/2052(a)(d)	119,829	102,685
Series 2022-LTV2, Class A6, 3.50%, 09/25/2052(a)(d)	235,919	208,871
Series 2023-1, Class A15B, 5.50%, 06/25/2053(a)(d)	106,198	104,803
Series 2024-3, Class A9, 3.00%, 05/25/2054(a)(d)	884,782	758,933
Series 2024-7, Class A9, 3.00%, 04/25/2053(a)(d)	285,192	244,627
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.21%, 11/15/2047(a)(d)	470,000	358,129
Manhattan West, Series 2020-1MW, Class C, 2.41%, 09/10/2039(a)(d)	500,000	475,233
MCR Mortgage Trust, Series 2024-TWA, Class A, 5.92%, 06/12/2039(a)	1,000,000	1,014,265
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29, Class A3, 3.06%, 05/15/2049	141,299	140,734
Series 2016-C29, Class D, 3.00%, 05/15/2049(a)	400,000	299,761
Morgan Stanley Capital I, Inc., Series 2018-L1, Class A3, 4.14%, 10/15/2051	2,500,000	2,490,464
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-5, Class A9, 2.50%, 08/25/2051(a)(d)	130,279	107,203
Series 2021-6, Class A4, 2.50%, 09/25/2051(a)(d)	103,073	92,204
Series 2021-6, Class A9, 2.50%, 09/25/2051(a)(d)	120,970	99,435
Series 2023-1, Class A7, 4.00%, 02/25/2053(a)(d)	249,429	229,020
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 6.55% (1 mo. Term SOFR + 2.39%), 03/15/2039(a)	1,090,000	1,089,617
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE, Class D, 6.98% (1 mo. Term SOFR + 2.83%), 07/15/2036(a)	1,000,000	785,654

Investments	Principal Amount	Value
Series 2019-MILE, Class F, 8.48% (1 mo. Term SOFR + 4.33%), 07/15/2036(a)	$750,000	$498,047
New Economy Assets LLC, Series 2021-1, Class B1, 2.41%, 10/20/2061(a)	1,730,000	1,148,974
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.02% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)	24,674	24,238
NYC Commercial Mortgage Trust, Series 2025-300P, Class A, 4.88%, 07/13/2042(a)(d)	2,160,000	2,170,441
Oak Street Real Estate Capital LLC, Series 2023-NLP, Class A, 6.30%, 03/15/2040(a)(d)	1,400,000	1,407,499
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(a)	3,547,000	3,266,735
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 02/10/2032(a)	730,448	707,792
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A19, 2.50%, 07/25/2051(a)(d)	225,457	185,526
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065(a)(c)	1,154,015	1,163,812
Series 2025-NQM8, Class A1, 5.47%, 03/25/2065(a)(c)	1,282,041	1,290,847
RCKT Mortgage Trust
Series 2021-4, Class A21, 2.50%, 09/25/2051(a)(d)	275,598	226,787
Series 2021-5, Class B4, 2.92%, 11/25/2051(a)(d)	180,939	144,900
Series 2022-2, Class A22, 2.50%, 02/25/2052(a)(d)	345,881	284,622
Series 2022-3, Class A21, 3.00%, 05/25/2052(a)(d)	126,608	108,685
Series 2022-4, Class A22, 3.50%, 06/25/2052(a)(d)	195,474	173,307
SCOTT Trust 2023-SFS, Series 2023-SFS, Class A, 5.91%, 03/10/2040(a)	1,550,000	1,593,985
Sequoia Mortgage Trust
Series 2015-2, Class A1, 3.50%, 05/25/2045(a)(d)	7,884	7,259
Series 2020-1, Class B4, 3.85%, 02/25/2050(a)(d)	206,019	164,279
Series 2020-3, Class A19, 3.00%, 04/25/2050(a)(d)	42,456	36,460
Series 2021-1, Class B3, 2.66%, 03/25/2051(a)(d)	88,446	73,784

The accompanying notes are an integral part of these financial statements.

43

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Sequoia Mortgage Trust (continued)
Series 2021-4, Class A19, 2.50%, 06/25/2051(a)(d)	$74,048	$61,356
Series 2023-1, Class A19, 5.00%, 01/25/2053(a)(d)	177,292	171,426
Starwood Property Mortgage Trust, Series 2021-LIH, Class AS, 5.52% (1 mo. Term SOFR + 1.37%), 11/15/2036(a)	1,000,000	997,500
STORE Master Funding LLC
Series 2019-1, Class A1, 2.82%, 11/20/2049(a)	986,651	967,556
Series 2021-1A, Class A1, 2.12%, 06/20/2051(a)	1,125,562	1,051,430
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.25% (1 mo. Term SOFR + 1.10%), 03/17/2042(a)	895,372	897,086
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/2033(a)(d)	1,000,000	1,055,845
UBS Commercial Mortgage Trust
Series 2017-C4, Class A4, 3.56%, 10/15/2050	148,558	145,290
Series 2017-C7, Class A3, 3.42%, 12/15/2050	214,496	211,480
Series 2018-C10, Class A3, 4.05%, 05/15/2051	1,290,085	1,283,665
Series 2018-C11, Class A3, 4.31%, 06/15/2051	24,060	23,988
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.84%, 03/10/2046(a)(d)	225,000	178,873
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 6.13%, 03/15/2040(a)(d)	500,000	500,645
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 05/15/2052	930,258	908,648
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class A3, 5.92%, 11/15/2057(d)	2,075,000	2,184,965
Wells Fargo Mortgage Backed Securities Trust
Series 2019-2, Class A17, 4.00%, 04/25/2049(a)(d)	5,563	5,286

Investments	Principal Amount	Value
Series 2021-2, Class A17, 2.50%, 06/25/2051(a)(d)	$272,334	$224,442
Series 2022-2, Class A18, 2.50%, 12/25/2051(a)(d)	86,047	70,807
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.09%, 05/15/2045(a)(d)	174,436	160,045
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $136,909,380)		134,067,459
FOREIGN CORPORATE BONDS — 7.2%
Basic Materials — 0.3%
BHP Billiton Finance USA Ltd.
5.25%, 09/08/2033	980,000	1,020,666
5.30%, 02/21/2035	150,000	156,085
5.75%, 09/05/2055	85,000	88,348
Champion Iron Canada, Inc., 7.88%, 07/15/2032(a)	200,000	209,107
Fortescue Treasury Pty Ltd., 6.13%, 04/15/2032(a)	500,000	516,676
Nutrien Ltd.
5.20%, 06/21/2027	72,000	73,157
5.40%, 06/21/2034	1,000,000	1,029,717
OCP SA
6.10%, 04/30/2030(a)	305,000	319,485
6.75%, 05/02/2034(a)	426,000	463,096
Rio Tinto Finance USA PLC, 5.25%, 03/14/2035	200,000	206,096
South32 Treasury Ltd., 4.35%, 04/14/2032(a)	183,000	175,679
Suzano Netherlands BV, 5.50%, 01/15/2036	87,000	87,087
Total Basic Materials		4,345,199
Communications — 0.1%
Telefonica Emisiones SA, 5.21%, 03/08/2047	150,000	134,833
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/2032(a)	500,000	522,688
Vodafone Group PLC
5.75%, 06/28/2054	89,000	87,622
5.75%, 02/10/2063	84,000	81,811
5.88%, 06/28/2064	175,000	174,192
Total Communications		1,001,146
Consumer, Cyclical — 0.0%(k)
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028(a)	125,000	122,006
Sands China Ltd., 5.40%, 08/08/2028(c)	200,000	204,620
Total Consumer, Cyclical		326,626

The accompanying notes are an integral part of these financial statements.

44

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
Consumer, Non-Cyclical — 0.2%
BAT International Finance PLC
4.45%, 03/16/2028	$740,000	$744,463
5.93%, 02/02/2029	40,000	42,007
Imperial Brands Finance PLC, 5.50%, 02/01/2030(a)	555,000	575,779
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	123,000	124,261
5.11%, 05/19/2043	167,000	161,841
5.30%, 05/19/2053	125,000	120,798
5.34%, 05/19/2063	81,000	76,881
Royalty Pharma PLC
5.15%, 09/02/2029	67,000	68,743
2.15%, 09/02/2031	184,000	160,207
5.95%, 09/25/2055	45,000	45,193
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051	442,000	325,313
Triton Container International Ltd., 3.15%, 06/15/2031(a)	428,000	381,677
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032	112,000	100,005
Total Consumer, Non-Cyclical		2,927,168
Energy — 1.2%
Abu Dhabi Future Energy Co. PJSC Masdar, 4.88%, 05/21/2030	1,000,000	1,020,417
Aker BP ASA
4.00%, 01/15/2031(a)	500,000	481,864
3.10%, 07/15/2031(a)	900,000	823,018
Canadian Natural Resources Ltd.
5.00%, 12/15/2029(a)	265,000	270,878
5.85%, 02/01/2035	310,000	323,546
6.25%, 03/15/2038	200,000	213,468
Cenovus Energy, Inc.
5.25%, 06/15/2037	77,000	74,943
3.75%, 02/15/2052	90,000	63,946
Ecopetrol SA, 8.63%, 01/19/2029	525,000	570,074
Enbridge, Inc.
4.60%, 06/20/2028	56,000	56,658
6.00%, 11/15/2028	540,000	568,058
Equinor ASA
5.13%, 06/03/2035	2,500,000	2,575,853
3.25%, 11/18/2049	1,000,000	716,187
Greensaif Pipelines Bidco Sarl, 6.51%, 02/23/2042(a)	200,000	216,296

Investments	Principal Amount	Value
Petroleos Mexicanos, 6.70%, 02/16/2032	$499,000	$494,510
QatarEnergy, 2.25%, 07/12/2031(a)	200,000	179,996
Raizen Fuels Finance SA, 6.95%, 03/05/2054(a)	1,075,000	988,875
Sweihan PV Power Co. PJSC, 3.63%, 01/31/2049(a)	916,100	776,853
TotalEnergies Capital SA
4.72%, 09/10/2034	775,000	780,169
5.49%, 04/05/2054	825,000	815,986
5.43%, 09/10/2064	2,578,000	2,482,257
UEP Penonome II SA, 6.50%, 10/01/2038(a)	827,331	738,500
Var Energi ASA, 5.88%, 05/22/2030(a)	1,250,000	1,299,745
Woodside Finance Ltd.
5.40%, 05/19/2030	299,000	307,054
5.10%, 09/12/2034	2,500,000	2,480,897
Total Energy		19,320,048
Financial — 4.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	150,000	147,373
African Development Bank, 5.75% to 08/07/2034 then 5 yr. CMT Rate + 1.58%, Perpetual	1,000,000	1,005,923
AIB Group PLC, 5.32% to 05/15/2030 then SOFR + 1.65%, 05/15/2031(a)	1,200,000	1,235,486
Amazon Conservation DAC, 6.03%, 01/16/2042(a)	2,000,000	2,065,000
Arab Energy Fund, 5.43%, 05/02/2029(o)	1,695,000	1,763,002
Banco Santander SA
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030	200,000	207,143
6.35%, 03/14/2034	200,000	214,421
Bank of Montreal
7.70% to 05/26/2029 then 5 yr. CMT Rate + 3.45%, 05/26/2084	1,000,000	1,059,709
6.88% to 11/26/2030 then 5 yr. CMT Rate + 2.98%, 11/26/2085	2,500,000	2,544,335
Bank of Nova Scotia (The)
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037	273,000	264,192
6.88% to 10/27/2035 then 5 yr. CMT Rate + 2.73%, 10/27/2085	2,625,000	2,617,175

The accompanying notes are an integral part of these financial statements.

45

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
Financial — (continued)
Barclays PLC
2.28% to 11/24/2026 then 1 yr. CMT Rate + 1.05%, 11/24/2027	$1,430,000	$1,398,201
3.56% to 09/23/2030 then 5 yr. CMT Rate + 2.90%, 09/23/2035	400,000	373,991
BB Blue Financing DAC
4.40%, 09/20/2029	1,000,000	973,672
4.40%, 09/20/2037	1,000,000	979,852
BNP Paribas SA
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027(a)	730,000	723,335
1.68% to 06/30/2026 then SOFR + 0.91%, 06/30/2027(a)	440,000	431,251
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030(a)	239,000	245,492
BPCE SA, 5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031(a)	550,000	574,408
Brookfield Asset Management Ltd., 6.08%, 09/15/2055	1,061,000	1,100,940
CaixaBank SA, 6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027(a)	610,000	623,287
Canadian Imperial Bank of Commerce
6.95% to 01/28/2030 then 5 yr. CMT Rate + 2.83%, 01/28/2085	2,500,000	2,535,211
7.00% to 10/28/2030 then 5 yr. CMT Rate + 3.00%, 10/28/2085	2,600,000	2,669,927
CDP Financial, Inc., 1.00%, 05/26/2026(a)	1,000,000	981,145
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/2028	250,000	255,576
Credit Agricole Corporate & Investment Bank SA, 4.57%, 08/25/2030	1,000,000	996,750
Credit Agricole SA
5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	500,000	512,915
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033(a)	935,000	929,253
7.13% to 09/23/2035 then USISSO05 + 3.58%, Perpetual(a)	475,000	485,069

Investments	Principal Amount	Value
Deutsche Bank AG/New York NY
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027	$180,000	$176,062
5.52% (SOFR + 1.22%), 11/16/2027	240,000	241,111
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029	1,100,000	1,176,624
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031	178,000	168,741
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032	1,210,000	1,134,731
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033	225,000	207,239
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	500,000	519,572
6.00%, 12/07/2033	975,000	1,036,484
Federation des Caisses Desjardins du Quebec
5.15%, 11/27/2028(a)	600,000	621,965
4.57%, 08/26/2030(a)	800,000	804,425
GPS Blue Financing DAC, 5.65%, 11/09/2041(a)	1,000,000	993,200
HSBC Holdings PLC
5.24% to 05/13/2030 then SOFR + 1.57%, 05/13/2031	2,400,000	2,469,722
5.73% to 05/17/2031 then SOFR + 1.52%, 05/17/2032	200,000	210,409
5.74% to 09/10/2035 then SOFR + 1.96%, 09/10/2036	2,650,000	2,703,824
6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	200,000	219,971
IBM International Capital Pte Ltd., 4.75%, 02/05/2031	363,000	370,222
ING Groep NV
5.07% to 03/25/2030 then SOFR + 1.23%, 03/25/2031	800,000	819,386
5.53% to 03/25/2035 then SOFR + 1.61%, 03/25/2036	325,000	337,149
International Development Association
4.38%, 11/27/2029(a)	1,700,000	1,738,220
4.50%, 02/12/2035(a)	1,425,000	1,453,822
Intesa Sanpaolo SpA
7.20%, 11/28/2033(a)	1,000,000	1,139,590
7.80%, 11/28/2053(a)	1,000,000	1,235,527

The accompanying notes are an integral part of these financial statements.

46

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
Financial — (continued)
Lloyds Banking Group PLC
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030	$200,000	$209,172
6.07% to 06/13/2035 then 1 yr. CMT Rate + 1.60%, 06/13/2036	1,825,000	1,915,709
Macquarie Group Ltd., 3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028(a)	8,000	7,906
Meiji Yasuda Life Insurance Co., 5.80% to 09/11/2034 then 5 yr. CMT Rate + 3.03%, 09/11/2054(a)	200,000	204,183
Mitsubishi UFJ Financial Group, Inc., 5.24% to 04/19/2028 then 1 yr. CMT Rate + 1.70%, 04/19/2029	655,000	672,690
Mizuho Financial Group, Inc., 5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029	292,000	304,301
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88% to 05/23/2032 then 5 yr. CMT Rate + 3.98%, 05/23/2042(a)	1,000,000	1,043,358
NatWest Group PLC
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030	202,000	205,723
8.13% to 05/10/2034 then 5 yr. CMT Rate + 3.75%, Perpetual	1,000,000	1,125,755
NatWest Markets PLC, 4.79%, 03/21/2028(a)	202,000	205,541
Nomura Holdings, Inc., 2.61%, 07/14/2031	200,000	179,609
Nordea Bank Abp, 5.38%, 09/22/2027(a)	200,000	205,077
OMERS Finance Trust
3.50%, 04/19/2032(a)	1,000,000	958,683
4.00%, 04/19/2052(a)	1,000,000	783,714
Royal Bank of Canada
1.05%, 09/14/2026(a)	1,000,000	973,372
4.85%, 12/14/2026(a)	1,000,000	1,010,849
4.72% to 03/27/2027 then SOFR + 0.81%, 03/27/2028	195,000	196,888
Santander UK Group Holdings PLC, 4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029	260,000	259,276

Investments	Principal Amount	Value
Societe Generale SA
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028(a)	$760,000	$770,169
6.10% to 04/13/2032 then 1 yr. CMT Rate + 1.60%, 04/13/2033(a)	390,000	411,016
5.44% to 10/03/2035 then SOFR + 1.73%, 10/03/2036(a)	3,325,000	3,316,387
Sumitomo Mitsui Financial Group, Inc., 4.95% to 07/08/2032 then SOFR + 1.38%, 07/08/2033	1,655,000	1,684,420
Sumitomo Mitsui Trust Bank Ltd.
5.65%, 03/09/2026(a)	245,000	246,561
4.45%, 09/10/2027(a)	211,000	212,534
Swedbank AB, 1.54%, 11/16/2026(a)	213,000	207,286
UBS AG/Stamford CT, 7.50%, 02/15/2028	250,000	269,163
UBS Group AG
9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual(a)	625,000	688,446
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	1,701,000	1,757,454
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030(a)	1,000,000	1,044,420
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032(a)	285,000	263,730
9.25% to 11/13/2033 then 5 yr. CMT Rate + 4.76%, Perpetual(a)	525,000	625,205
6.30% to 09/22/2033 then 1 yr. CMT Rate + 2.00%, 09/22/2034(a)	1,000,000	1,091,876
7.00% to 08/05/2035 then USISSO05 + 3.30%, Perpetual(a)	1,650,000	1,682,058
WLB Asset II C Pte Ltd., 3.90%, 12/23/2025(a)	930,259	918,909
WLB Asset II D Pte Ltd., 6.50%, 12/21/2026(a)	1,000,000	963,661
Total Financial		76,307,131
Industrial — 0.2%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,000,000	1,033,182
BAE Systems PLC, 5.13%, 03/26/2029(a)	585,000	602,448
Canadian Pacific Railway Co.
5.20%, 03/30/2035	127,000	130,889
4.70%, 05/01/2048	80,000	71,395

The accompanying notes are an integral part of these financial statements.

47

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
Industrial — (continued)
Embraer Netherlands Finance BV, 5.40%, 01/09/2038	$88,000	$87,615
GFL Environmental, Inc., 6.75%, 01/15/2031(a)	90,000	94,178
Mexico City Airport Trust
4.25%, 10/31/2026(a)	280,000	278,407
3.88%, 04/30/2028(a)	200,000	195,082
5.50%, 07/31/2047(a)	650,000	562,253
nVent Finance Sarl, 2.75%, 11/15/2031	290,000	258,761
Siemens Funding BV, 4.90%, 05/28/2032(a)	202,000	207,331
Smurfit Westrock Financing DAC, 5.42%, 01/15/2035	200,000	206,094
Tyco Electronics Group SA, 5.00%, 05/09/2035	192,000	194,807
Waste Connections, Inc., 2.20%, 01/15/2032	169,000	148,552
Total Industrial		4,070,994
Utilities — 0.5%
Abu Dhabi National Energy Co. PJSC, 2.00%, 04/29/2028(a)	200,000	189,564
Alfa Desarrollo SpA, 4.55%, 09/27/2051(a)	196,895	156,973
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026(c)	490,000	493,524
AltaGas Ltd., 7.20% to 10/15/2034 then 5 yr. CMT Rate + 3.57%, 10/15/2054(a)	2,225,000	2,301,569
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	900,000	922,438
Comision Federal de Electricidad
4.69%, 05/15/2029(a)	400,000	394,124
6.45%, 01/24/2035(a)	1,000,000	1,019,739
Consorcio Transmantaro SA, 4.70%, 04/16/2034(a)	430,000	424,714
Enel Finance International NV, 5.13%, 06/26/2029(a)	1,300,000	1,331,744
Eskom Holdings, 6.35%, 08/10/2028(a)	200,000	205,304
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/2033(a)	342,250	353,801
Total Utilities		7,793,494
TOTAL FOREIGN CORPORATE BONDS (Cost $114,373,652)		116,091,806

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 6.5%
U.S. Treasury Bonds
1.88%, 02/15/2041	$350,000	$246,053
2.25%, 05/15/2041	500,000	370,449
2.38%, 02/15/2042	3,825,000	2,834,385
3.25%, 05/15/2042	8,055,000	6,766,829
2.75%, 11/15/2042	75,000	58,087
3.88%, 05/15/2043	2,500,000	2,264,551
4.75%, 11/15/2043(n)	6,475,000	6,543,797
4.13%, 08/15/2044	54,000	50,123
4.63%, 11/15/2044	3,110,000	3,081,087
4.75%, 02/15/2045	104,000	104,650
4.88%, 08/15/2045	21,855,000	22,343,323
2.38%, 11/15/2049	5,740,000	3,755,664
2.00%, 02/15/2050	2,990,000	1,788,043
1.63%, 11/15/2050	6,130,000	3,289,128
1.88%, 02/15/2051	1,665,000	951,066
2.00%, 08/15/2051	62,000	36,323
1.88%, 11/15/2051	3,215,000	1,818,736
2.25%, 02/15/2052	960,000	595,462
4.00%, 11/15/2052	185,000	163,718
3.63%, 02/15/2053	92,000	76,062
4.63%, 05/15/2054	78,000	76,635
4.25%, 08/15/2054	289,000	266,783
4.50%, 11/15/2054	304,000	292,707
4.63%, 02/15/2055	903,000	887,621
4.75%, 05/15/2055	4,631,000	4,645,472
U.S. Treasury Notes
4.25%, 12/31/2026	120,000	120,773
3.50%, 09/30/2027	8,368,000	8,350,022
0.50%, 10/31/2027	2,755,000	2,584,319
4.00%, 06/30/2028	125,000	126,226
1.13%, 08/31/2028	1,000,000	931,211
3.38%, 09/15/2028	1,583,000	1,572,241
4.00%, 01/31/2029	52,000	52,563
4.50%, 05/31/2029	48,400	49,757
4.13%, 11/30/2029	315,000	320,069
4.25%, 01/31/2030	97,000	99,054
3.75%, 05/31/2030	41,000	41,029
3.88%, 07/31/2030	104,000	104,626
3.63%, 09/30/2030	7,576,000	7,537,528
4.38%, 11/30/2030	72,000	74,033
3.75%, 12/31/2030	125,000	124,863
4.13%, 07/31/2031	280,000	284,255
4.13%, 10/31/2031	120,000	121,753
4.50%, 12/31/2031	145,000	150,030
1.88%, 02/15/2032	177,000	157,032
2.88%, 05/15/2032	67,000	62,990
4.00%, 07/31/2032	40,000	40,187
2.75%, 08/15/2032	212,000	197,085
3.88%, 09/30/2032	5,255,000	5,237,757
3.38%, 05/15/2033	183,000	175,780
3.88%, 08/15/2033	32,000	31,735
4.00%, 02/15/2034	160,000	159,581

The accompanying notes are an integral part of these financial statements.

48

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury Notes (continued)
4.38%, 05/15/2034	$237,000	$242,481
4.25%, 11/15/2034	65,000	65,734
4.63%, 02/15/2035	173,000	179,785
4.25%, 08/15/2035	4,426,000	4,461,961
U.S. Treasury STRIP Coupon
Zero Coupon, 11/15/2040(g)	305,000	149,043
Zero Coupon, 05/15/2041(g)(n)	6,840,000	3,253,664
Zero Coupon, 11/15/2041(g)	440,000	203,150
Zero Coupon, 02/15/2042(g)(n)	1,090,000	496,109
Zero Coupon, 05/15/2042(g)	80,000	35,827
Zero Coupon, 11/15/2042(g)	935,000	406,909
Zero Coupon, 05/15/2043(g)	1,975,000	834,706
Zero Coupon, 08/15/2043(g)	480,000	200,187
Zero Coupon, 11/15/2043(g)	270,000	111,028
Zero Coupon, 02/15/2044(g)	1,020,000	413,651
Zero Coupon, 05/15/2044(g)	205,000	81,998
Zero Coupon, 08/15/2044(g)	975,000	384,810
Zero Coupon, 11/15/2044(g)	490,000	191,004
Zero Coupon, 02/15/2045(g)	1,265,000	486,327
Zero Coupon, 11/15/2045(g)	560,000	207,070
Zero Coupon, 02/15/2046(g)	405,000	148,048
Zero Coupon, 05/15/2046(g)	235,000	84,982
Zero Coupon, 05/15/2050(g)	185,000	55,061
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $108,311,930)		104,706,788
MUNICIPAL BONDS — 2.1%
Alaska — 0.1%
City of Port Lions AK, 7.50%, 10/01/2052	1,510,000	1,579,372
Arizona — 0.2%
Arizona Industrial Development Authority, 3.25%, 07/01/2031 (Obligor: KIPP NYC Public Charter Schools)	650,000	587,759

Investments	Principal Amount	Value
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	$2,500,000	$2,455,922
Total Arizona		3,043,681
California — 0.6%
Bay Area Toll Authority, 6.26%, 04/01/2049	150,000	158,524
California Health Facilities Financing Authority, 4.35%, 06/01/2041	250,000	230,817
City & County of San Francisco CA
5.77%, 06/15/2045	2,500,000	2,542,982
5.45%, 06/15/2064	1,000,000	964,712
City & County of San Francisco CA Community Facilities District No 2014-1, 3.48%, 09/01/2050	1,000,000	713,076
City of Los Angeles CA
3.50%, 09/01/2037	315,000	275,911
4.80%, 09/01/2039	1,000,000	991,527
5.00%, 09/01/2042	1,000,000	976,399
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.66%, 10/01/2027	1,400,000	1,420,473
San Jose Financing Authority, 4.66%, 05/01/2037	500,000	488,487
San Luis Obispo County Financing Authority, 5.57%, 09/01/2040	500,000	519,535
State of California, 7.35%, 11/01/2039	275,000	323,167
Total California		9,605,610
Connecticut — 0.1%
Connecticut Green Bank, 2.90%, 11/15/2035 (Obligor: Connecticut Light & Power Co. (The))	1,000,000	883,004
Hawaii — 0.1%
City & County of Honolulu HI, 4.79%, 07/01/2032	1,130,000	1,169,114
State of Hawaii Department of Business Economic Development & Tourism, 3.24%, 01/01/2031	650,632	639,736
Total Hawaii		1,808,850
Indiana — 0.0%(k)
City of Fort Wayne IN, 10.75%, 12/01/2029 (Obligor: Do Good Foods Fort Wayne Obligated Group)(b)	234,358	24

The accompanying notes are an integral part of these financial statements.

49

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
MUNICIPAL BONDS — (continued)
Indiana — (continued)
Indiana Finance Authority, 3.05%, 01/01/2051 (Obligor: East End Crossing Partners LLC)	$215,000	$157,731
Total Indiana		157,755
Maryland — 0.2%
Maryland Economic Development Corp.
5.43%, 05/31/2056	915,000	886,419
5.94%, 05/31/2057 (Obligor: University of Maryland)	1,000,000	1,014,804
Montgomery County Housing Opportunities Commission, 5.42%, 12/01/2044	500,000	491,726
Total Maryland		2,392,949
Minnesota — 0.1%
Minnesota Housing Finance Agency, 5.95%, 08/01/2054	750,000	755,751
University of Minnesota, 4.05%, 04/01/2052	380,000	310,622
Total Minnesota		1,066,373
New Hampshire — 0.2%
New Hampshire Business Finance Authority
4.40%, 02/01/2029 (Obligor: Hanwha Q Cells USA, Inc.)(a)(d)	1,750,000	1,750,000
5.69%, 11/01/2045 (Obligor: Abilene Christian University)	750,000	741,459
Total New Hampshire		2,491,459
New Jersey — 0.0%(k)
Morris County Improvement Authority, 1.05%, 06/15/2026	200,000	196,221
New Jersey Turnpike Authority, 7.41%, 01/01/2040	300,000	362,298
Total New Jersey		558,519
New York — 0.2%
City of New York NY, 5.09%, 10/01/2049	750,000	716,882
Freddie Mac Multifamily ML Certificates, 1.51%, 09/25/2037	9,605,261	1,007,355
Freddie Mac Multifamily Variable Rate Certificate
3.15%, 10/15/2036	979,430	870,509
4.05%, 08/25/2038	969,952	924,905

Investments	Principal Amount	Value
New York City Housing Development Corp., 5.88%, 02/01/2055	$1,000,000	$998,543
New York State Energy Research & Development Authority, 6.22%, 04/01/2040	600,000	617,619
United Nations Development Corp., 6.54%, 08/01/2055	450,000	480,722
Total New York		5,616,535
Ohio — 0.1%
Columbus Metropolitan Housing Authority, 5.05%, 04/01/2030	500,000	504,062
Toledo Lucas County Public Library, 4.75%, 12/01/2033	325,000	333,613
Toledo-Lucas County Port Authority, 5.85%, 11/15/2049	1,000,000	977,437
Total Ohio		1,815,112
Oregon — 0.1%
State of Oregon, 5.83%, 05/01/2045	1,000,000	1,042,713
Pennsylvania — 0.1%
Philadelphia Energy Authority (The), 5.39%, 11/01/2025	500,000	500,529
Redevelopment Authority of the City of Philadelphia, 5.23%, 09/01/2040	1,000,000	1,011,135
Total Pennsylvania		1,511,664
South Dakota — 0.0%(k)
South Dakota Housing Development Authority, 5.46%, 05/01/2053	250,000	254,190
Wisconsin — 0.0%(k)
Public Finance Authority, 5.29%, 07/01/2029 (Obligor: BlueHub Loan Fund, Inc.)	550,000	562,159
TOTAL MUNICIPAL BONDS (Cost $34,388,602)		34,389,945
FOREIGN GOVERNMENT AGENCIES — 1.6%
Canada — 0.9%
Export Development Canada
3.88%, 02/14/2028	1,800,000	1,807,911
4.00%, 06/20/2030	4,075,000	4,112,228
4.75%, 06/05/2034	1,000,000	1,045,654

The accompanying notes are an integral part of these financial statements.

50

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES — (continued)
Canada — (continued)
Province of British Columbia Canada, 4.20%, 07/06/2033	$260,000	$258,191
Province of Ontario Canada
1.13%, 10/07/2030	2,500,000	2,184,877
5.05%, 04/24/2034	1,000,000	1,049,013
Province of Quebec Canada
2.75%, 04/12/2027	1,000,000	984,777
1.90%, 04/21/2031	1,000,000	894,644
4.50%, 09/08/2033	1,000,000	1,012,550
4.25%, 09/05/2034	2,000,000	1,979,089
Total Canada		15,328,934
France — 0.1%
Caisse d’Amortissement de la Dette Sociale, 4.88%, 09/19/2026(a)	1,000,000	1,008,949
Germany — 0.1%
Landwirtschaftliche Rentenbank, 0.88%, 09/03/2030	1,000,000	870,650
Honduras — 0.1%
Central American Bank for Economic Integration, 4.75%, 01/24/2028(a)	1,000,000	1,016,060
Italy — 0.0%(k)
Cassa Depositi e Prestiti SpA
5.88%, 04/30/2029(a)	200,000	210,881
4.38%, 10/01/2030(a)	200,000	200,203
Total Italy		411,084
Japan — 0.1%
Japan Bank for International Cooperation, 4.38%, 10/05/2027	1,000,000	1,011,033
Japan International Cooperation Agency, 4.25%, 05/22/2030	470,000	475,749
Total Japan		1,486,782
Netherlands — 0.2%
BNG Bank NV, 3.50%, 05/19/2028(a)	1,000,000	994,113
Nederlandse Waterschapsbank NV
4.00%, 06/01/2028(a)	1,500,000	1,509,406
4.38%, 02/28/2029(a)	1,000,000	1,019,200
Total Netherlands		3,522,719
Saudi Arabia — 0.1%
Arab Energy Fund
1.48%, 10/06/2026(a)	1,200,000	1,166,592

Investments	Principal Amount	Value
5.43%, 05/02/2029(a)	$1,000,000	$1,040,035
Total Saudi Arabia		2,206,627
South Korea — 0.0%(k)
Korea National Oil Corp.
4.75%, 04/03/2026(a)	200,000	200,576
4.88%, 04/03/2028(a)	205,000	208,508
Total South Korea		409,084
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost $26,235,686)		26,260,889
SUPRANATIONAL BONDS — 0.9%
African Development Bank
4.13%, 02/25/2027	1,000,000	1,004,601
3.50%, 09/18/2029	1,000,000	990,921
Asian Development Bank, 3.13%, 09/26/2028	1,500,000	1,476,329
Asian Infrastructure Investment Bank (The), 4.88%, 09/14/2026	1,000,000	1,009,580
Corp. Andina de Fomento, 5.00%, 01/24/2029	365,000	375,414
European Investment Bank
2.38%, 05/24/2027	1,000,000	978,975
0.63%, 10/21/2027	700,000	658,284
3.25%, 11/15/2027	1,110,000	1,100,898
0.75%, 09/23/2030	1,000,000	863,358
Inter-American Development Bank, 1.13%, 07/20/2028	383,000	357,278
International Bank for Reconstruction & Development
0.00%, 03/31/2027(g)	1,000,000	941,984
0.75%, 11/24/2027	345,000	324,335
0.00%, 03/31/2028(g)	1,000,000	983,168
International Finance Facility for Immunisation Co., 1.00%, 04/21/2026(o)	1,000,000	983,360
Kreditanstalt fuer Wiederaufbau, 0.75%, 09/30/2030	1,000,000	863,450
OPEC Fund for International Development (The), 4.50%, 01/26/2026(a)	1,000,000	1,000,600
TOTAL SUPRANATIONAL BONDS (Cost $14,200,488)		13,912,535
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Bermuda — 0.0%(k)
Bermuda Government International Bond, 2.38%, 08/20/2030(a)	200,000	182,200

The accompanying notes are an integral part of these financial statements.

51

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Canada — 0.1%
Canada Government International Bond, 4.00%, 03/18/2030	$1,000,000	$1,010,173
Colombia — 0.1%
Colombia Government International Bond, 8.75%, 11/14/2053	1,000,000	1,096,650
Hungary — 0.0%(k)
Hungary Government International Bond, 5.38%, 09/26/2030(a)	460,000	473,210
Indonesia — 0.1%
Indonesia Government International Bond
3.50%, 01/11/2028	280,000	276,789
5.60%, 01/15/2035	1,090,000	1,152,487
Total Indonesia		1,429,276
Israel — 0.1%
Israel Government International Bond, 5.38%, 02/19/2030	917,000	945,857
Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/2049	1,000,000	752,150
3.88%, 05/06/2051	200,000	144,889
Total Italy		897,039
Mexico — 0.1%
Mexico Government International Bond
5.38%, 03/22/2033	200,000	199,400
6.00%, 05/07/2036	461,000	471,073
6.88%, 05/13/2037	933,000	1,006,240
6.63%, 01/29/2038	200,000	210,202
4.28%, 08/14/2041	260,000	210,535
Total Mexico		2,097,450
Oman — 0.1%
Oman Government International Bond, 4.75%, 06/15/2026(a)	815,000	815,292
Panama — 0.0%(k)
Panama Government International Bond, 6.70%, 01/26/2036	100,000	105,455
Peru — 0.0%(k)
Peruvian Government International Bond, 2.78%, 01/23/2031	107,000	98,526

Investments	Principal Amount	Value
Poland — 0.0%(k)
Republic of Poland Government International Bond, 5.38%, 02/12/2035	$715,000	$741,865
Romania — 0.1%
Romanian Government International Bond, 5.75%, 09/16/2030(a)	1,770,000	1,804,532
Saudi Arabia — 0.0%(k)
Saudi Government International Bond, 5.13%, 01/13/2028(a)	755,000	771,045
Serbia — 0.1%
Serbia International Bond
2.13%, 12/01/2030(a)	370,000	323,074
6.00%, 06/12/2034(a)	850,000	885,786
Total Serbia		1,208,860
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,455,337)		13,677,430
BANK LOANS — 0.1%
Industrial — 0.1%
LTR Intermediate Holdings, Inc., 8.97% (1 mo. Term SOFR + 4.50%), 05/08/2028	964,824	960,000
Utilities — 0.0%(k)
Constellation Renewables LLC, Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.25%), 12/15/2027	795,593	793,604
TOTAL BANK LOANS (Cost $1,751,452)		1,753,604

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 18.3%
iShares 10-20 Year Treasury Bond ETF	800,028	82,394,884
iShares Core U.S. Aggregate Bond ETF	2,123,428	212,873,657
TOTAL EXCHANGE-TRADED FUNDS (Cost $289,348,474)		295,268,541
PREFERRED STOCKS — 0.1%
Financial — 0.1%
Gladstone Investment Corp., 4.88%, 11/01/2028 (Cost $1,830,000)	73,200	1,734,840

The accompanying notes are an integral part of these financial statements.

52

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025

Investments	Shares	Value
SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity FedFund - Institutional Class, 4.03%(m) (Cost $20,880,430)	20,880,430	$20,880,430
TOTAL INVESTMENTS — 100.3% (Cost $1,625,716,400)		$1,618,983,418
OTHER ASSETS AND LIABILITIES, NET — (0.3)%		(4,380,241)
NET ASSETS — 100.0%		$1,614,603,177

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $425,366,499 or 26.3% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Step coupon bond. Coupon rate increases or decreases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(d)
Adjustable or floating rate security. Rate shown reflects rate in effect at period-end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Interest only security.
(g)	Zero coupon bonds make no periodic interest payments.
(h)	Principal only security.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of September 30, 2025.

(k)	Represents less than 0.05% of net assets.
(l)	Non-income producing security.
(m)	The rate shown represents the seven-day annualized effective yield as of September 30, 2025.
(n)	A portion of this security is pledged as collateral for open derivatives positions. At September 30, 2025, the value of these securities was $2,642,226, representing 0.2% of net assets.
(o)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of September 30, 2025, the value of these securities totaled $3,766,779 or 0.2% of the Fund’s net assets.

AMERIBOR	American Interbank Offered Rate
ASA	Advanced Subscription Agreement
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Rate
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
Futures contracts open at September 30, 2025:

Description	Type	Contracts	Expiration Date	Notional Amount	Total Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED — 6.2%
U.S. Treasury Ultra 10 Year Notes	Long	92,000	12/19/2025	$10,587,187	$119,135
U.S. Treasury 10 Year Notes	Long	155,000	12/19/2025	17,437,500	(5,350)
U.S. Treasury 2 Year Notes	Long	232,000	12/31/2025	24,174,219	20,447
U.S. Treasury 5 Year Notes	Long	226,000	12/31/2025	24,678,141	14,525
U.S. Treasury Long Bonds	Long	49,000	12/19/2025	5,713,094	139,421
U.S. Treasury Ultra Bonds	Long	151,000	12/19/2025	18,129,437	234,254
				$100,719,578	$522,432

The accompanying notes are an integral part of these financial statements.

53

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS(continued)
September 30, 2025
Swap contracts open at September 30, 2025:
Centrally Cleared Credit Default Swap Agreements

Reference Obligations/Index	Financing Rate Received (Paid) by the Fund	Payment Frequency	Credit Spread at September 30, 2025 (basis points)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.44.V1	1.000%	Quarterly	41.972	12/20/2030	$13,867	$(313,865)	$(316,501)	$2,636

Centrally Cleared Interest Rate Swap Agreements

Payments Made by the Fund	Payments Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.699%	12M SOFR(a)	Monthly	09/25/2026	$515	$(5,237)	$31	$(5,268)

(a)	The current rate shown as of September 25, 2025 was 4.18%.
The accompanying notes are an integral part of these financial statements.

54

FIRST AMERICAN MULTI-MANAGER FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS (concluded)
September 30, 2025
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2025 (see Note 2 to the Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Corporate Bonds	$—	$338,204,102	$—	$338,204,102
U.S. Government Agencies	—	287,744,542	—	287,744,542
Asset-Backed Securities	—	230,290,507	—	230,290,507
Commercial Mortgage-Backed Securities	—	134,067,459	—	134,067,459
Foreign Corporate Bonds	—	116,091,806	—	116,091,806
U.S. Government Obligations	—	104,706,788	—	104,706,788
Municipal Bonds	—	34,389,945	—	34,389,945
Foreign Government Agencies	—	26,260,889	—	26,260,889
Supranational Bonds	—	13,912,535	—	13,912,535
Foreign Government Obligations	—	13,677,430	—	13,677,430
Bank Loans	—	1,753,604	—	1,753,604
Exchange-Traded Funds	295,268,541	—	—	295,268,541
Preferred Stocks	1,734,840	—	—	1,734,840
Money Market Funds	20,880,430	—	—	20,880,430
Total Investments*	$317,883,811	$1,301,099,607	$—	$1,618,983,418
Other Financial Instruments**:
Futures Contracts	$527,782	$—	$—	$527,782
Credit Default Swap Agreements	—	2,636	—	2,636
Total - Other Financial Instruments	$527,782	$2,636	$—	$530,418
Liabilities:
Other Financial Instruments**:
Futures Contracts	$(5,350)	$—	$—	$(5,350)
Interest Rate Swap Agreements	—	(5,268)	—	(5,268)
Total - Other Financial Instruments	$(5,350)	$(5,268)	$—	$(10,618)

*	See Schedule of Investments for additional detailed categorizations.
**
Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) of the instrument. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

55

PFM MULTI-MANAGER SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund	First American Multi-Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $1,009,244,705, $786,686,575 and $1,625,716,400, respectively)	$1,229,617,234	$963,074,218	$1,618,983,418
Foreign Currencies, at Value (Cost $—, $369,527 and $—, respectively)	—	370,330	—
Cash	—	10,274	—
Receivables:
Investment Securities Sold	—	4,287,681	700,113
Dividends	85,199	893,167	—
Interest	27,403	45,414	9,722,325
Foreign Tax Reclaims	3,169	1,077,444	20,815
Prepaid Expenses	4,626	3,570	5,979
Total Assets	1,229,737,631	969,762,098	1,629,432,650
Liabilities:
Payables:(1)
Investment Securities Purchased	—	2,762,373	13,925,683
Advisory Fees Payable	288,928	391,038	529,123
Net Variation Margin on Swap Contracts	—	—	273
Net Variation Margin on Futures Contracts	—	—	84,448
Other Accrued Expenses	186,752	270,484	289,946
Total Liabilities	475,680	3,423,895	14,829,473
Net Assets	$1,229,261,951	$ 966,338,203	$1,614,603,177
Net Assets Consist of:
Paid-In Capital	$942,189,625	$ 734,582,328	$1,707,907,631
Total Distributable Earnings (Loss)	287,072,326	231,755,875	(93,304,454)
Net Assets	$1,229,261,951	$ 966,338,203	$1,614,603,177
Capital Shares Outstanding (no par value, unlimited shares authorized; all shares outstanding are of each Fund’s Institutional Class)	91,908,109	73,031,658	180,585,575
Net Asset Value, Offering Price and Redemption Price per Share	$13.37	$13.23	$8.94

(1)	There were no fees payable to the Trust’s Independent Trustees at September 30, 2025.
The accompanying notes are an integral part of these financial statements.

56

PFM MULTI-MANAGER SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund	First American Multi-Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $16,120, $956,327 and $—, respectively)	$13,353,939	$17,496,350	$11,099,151
Interest (net of taxes withheld of $ —, $ — and $2,883, respectively)	381,712	588,133	63,645,268
Total Investment Income	13,735,651	18,084,483	74,744,419
Expenses:
Advisory Fees (Note 4)	3,393,871	4,250,950	6,134,407
Accounting Fees	90,987	94,959	427,832
Administration Fees	102,659	97,684	138,799
Audit and Tax Fees	86,881	163,571	121,311
Custodian Fees	41,101	319,798	66,497
Insurance Premiums	30,308	23,146	36,616
Legal Fees	210,084	157,392	288,076
Registration Fees	47,148	35,433	47,519
Transfer Agent Fees	54,066	43,402	65,435
Trustees Fees	91,589	66,531	125,860
Other Expenses	10,058	9,025	14,452
Total Expenses	4,158,752	5,261,891	7,466,804
Net Investment Income	9,576,899	12,822,592	67,277,615
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	66,860,110	65,006,787	(11,108,564)
Swap Contracts	—	—	(53,581)
Futures Contracts	—	—	(1,457,727)
Foreign Currency Related Transactions	644	(256,894)	—
Net Realized Gain (Loss)	66,860,754	64,749,893	(12,619,872)
Net Change in Unrealized Gain (Loss) From:
Investments	101,920,983	70,046,789	(4,009,301)
Swap Contracts	—	—	20,607
Futures Contracts	—	—	481,066
Translation of Assets and Liabilities Denominated in Foreign Currencies	33	57,928	—
Net Change in Unrealized Gain (Loss)	101,921,016	70,104,717	(3,507,628)
Net Change in Net Assets Resulting From Operations	$ 178,358,669	$ 147,677,202	$51,150,115

The accompanying notes are an integral part of these financial statements.

57

PFM Multi-Manager Series Trust
Statements of Changes in Net Assets

	First American Multi-Manager Domestic Equity Fund		First American Multi-Manager International Equity Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Change in Net Assets Resulting From Operations:
Net Investment Income	$9,576,899	$10,644,946	$12,822,592	$15,885,248
Net Realized Gain (Loss)	66,860,754	245,242,395	64,749,893	38,269,814
Net Change in Unrealized Gain (Loss)	101,921,016	46,908,386	70,104,717	129,270,379
Net Change in Net Assets Resulting From Operations	178,358,669	302,795,727	147,677,202	183,425,441
Distributions From:
Distributable Earnings	(251,557,623)	(11,701,237)	(27,011,057)	(12,808,915)
Capital Share Transactions:
Proceeds From Sale of Shares	95,713,670	125,238,205	121,288,500	87,192,668
Reinvestment of Distributions	251,557,623	11,701,237	27,011,057	12,808,915
Cost of Shares Redeemed	(228,433,855)	(216,995,438)	(224,989,793)	(64,984,042)
Net Change in Net Assets Resulting From Capital Share Transactions	118,837,438	(80,055,996)	(76,690,236)	35,017,541
Total Change in Net Assets	45,638,484	211,038,494	43,975,909	205,634,067
Net Assets:
Beginning of Year	$ 1,183,623,467	$972,584,973	$922,362,294	$716,728,227
End of Year	$ 1,229,261,951	$1,183,623,467	$966,338,203	$922,362,294
Share Transactions:
Shares Outstanding, Beginning of Year	81,728,626	88,166,590	79,404,039	75,898,215
Shares Subscribed	7,368,817	9,714,097	10,487,919	8,419,288
Shares Issued From Reinvestment of Distributions	21,354,637	953,646	2,579,853	1,246,003
Shares Redeemed	(18,543,971)	(17,105,707)	(19,440,153)	(6,159,467)
Shares Outstanding, End of Year	91,908,109	81,728,626	73,031,658	79,404,039

The accompanying notes are an integral part of these financial statements.

58

PFM Multi-Manager Series Trust
Statements of Changes in Net Assets (concluded)

	First American Multi-Manager Fixed-Income Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Change in Net Assets Resulting From Operations:
Net Investment Income	$67,277,615	$56,546,532
Net Realized Gain (Loss)	(12,619,872)	(7,199,435)
Net Change in Unrealized Gain (Loss)	(3,507,628)	102,945,578
Net Change in Net Assets Resulting From Operations	51,150,115	152,292,675
Distributions From:
Distributable Earnings	(68,302,789)	(58,554,326)
Return of Capital	(364,801)	—
Change in Net Assets Resulting from Distributions	(68,667,590)	(58,554,326)
Capital Share Transactions:
Proceeds From Sale of Shares	234,804,830	324,213,795
Reinvestment of Distributions	68,667,590	58,374,448
Cost of Shares Redeemed	(170,356,087)	(73,374,831)
Net Change in Net Assets Resulting From Capital Share Transactions	133,116,333	309,213,412
Total Change in Net Assets	115,598,858	402,951,761
Net Assets:
Beginning of Year	$ 1,499,004,319	$1,096,052,558
End of Year	$1,614,603,177	$1,499,004,319
Share Transactions:
Shares Outstanding, Beginning of Year	165,502,539	129,849,494
Shares Subscribed	26,619,550	37,329,494
Shares Issued From Reinvestment of Distributions	7,778,092	6,657,893
Shares Redeemed	(19,314,606)	(8,334,342)
Shares Outstanding, End of Year	180,585,575	165,502,539

The accompanying notes are an integral part of these financial statements.

59

First American Multi-Manager Domestic Equity Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the year is presented below:

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.48	$11.03	$9.87	$13.99	$12.15
Investment Operations:
Net Investment Income(1)	0.10	0.13	0.14	0.12	0.12
Net Realized and Unrealized Gain (Loss)(2)	1.91	3.45	1.52	(2.10)	3.58
Total From Investment Operations	2.01	3.58	1.66	(1.98)	3.70
Distributions From:
Net Investment Income	(0.12)	(0.13)	(0.11)	(0.12)	(0.15)
Capital Gains	(3.00)	—	(0.39)	(2.02)	(1.71)
Total Distributions to Shareholders	(3.12)	(0.13)	(0.50)	(2.14)	(1.86)
Net Asset Value, End of Year	$13.37	$14.48	$11.03	$9.87	$13.99
Total Return(3)	16.80%	32.70%	17.30%	(17.97)%	33.08%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$1,229,262	$1,183,623	$972,585	$774,829	$847,016
Ratios to Average Net Assets of:
Expenses, Net of Expenses Waived/ Reimbursed/Recouped	0.36%	0.36%	0.37%	0.37%	0.38%
Expenses, Prior to Expenses Waived/ Reimbursed/Recouped	0.36%	0.36%	0.37%	0.36%	0.37%
Net Investment Income	0.82%	1.01%	1.25%	0.97%	0.91%
Portfolio Turnover Rate	40%	103% (4)	52%	45%	60%

(1)	Based on average daily shares outstanding.
(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)
Through September 30, 2023, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(4)	Portfolio turnover rate for the year ended September 30, 2024 increased primarily due to changes in the exchange-traded funds in which a significant portion of the Fund was invested.
The accompanying notes are an integral part of these financial statements.

60

First American Multi-Manager International Equity Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the year is presented below:

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$11.62	$9.44	$8.16	$12.00	$9.70
Investment Operations:
Net Investment Income(1)	0.18	0.20	0.18	0.22	0.15
Net Realized and Unrealized Gain (Loss)(2)	1.82	2.14	1.29	(3.47)	2.25
Total From Investment Operations	2.00	2.34	1.47	(3.25)	2.40
Distributions From:
Net Investment Income	(0.29)	(0.16)	(0.19)	(0.17)	(0.10)
Capital Gains	(0.10)	—	—	(0.42)	—
Total Distributions to Shareholders	(0.39)	(0.16)	(0.19)	(0.59)	(0.10)
Net Asset Value, End of Year	$13.23	$11.62	$9.44	$8.16	$12.00
Total Return(3)	18.07%	25.04%	18.09%	(28.60)%	24.86%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$966,338	$922,362	$716,728	$507,129	$680,792
Ratios to Average Net Assets of:
Expenses, Net of Expenses Waived/ Reimbursed/Recouped	0.62%	0.62%	0.64%	0.65%	0.66%
Expenses, Prior to Expenses Waived/ Reimbursed/Recouped	0.62%	0.62%	0.64%	0.64%	0.65%
Net Investment Income	1.51%	1.94%	1.87%	2.06%	1.31%
Portfolio Turnover Rate	70%	105%(4)	68%	88%	52%

(1)	Based on average daily shares outstanding.
(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)
Through September 30, 2023, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(4)	Portfolio turnover rate for the year ended September 30, 2024 increased primarily due to changes in the exchange-traded funds in which a significant portion of the Fund was invested.
The accompanying notes are an integral part of these financial statements.

61

First American Multi-Manager Fixed-Income Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the year is presented below:

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.06	$8.44	$8.62	$10.39	$10.81
Investment Operations:
Net Investment Income(1)	0.39	0.38	0.34	0.23	0.21
Net Realized and Unrealized Gain (Loss)(2)	(0.11)	0.63	(0.19)	(1.71)	(0.08)
Total From Investment Operations	0.28	1.01	0.15	(1.48)	0.13
Distributions From:
Net Investment Income	(0.40)	(0.39)	(0.33)	(0.24)	(0.22)
Capital Gains	—	—	—	(0.05)	(0.33)
Return of Capital	—(3)	—	—	—	—
Total Distributions to Shareholders	(0.40)	(0.39)	(0.33)	(0.29)	(0.55)
Net Asset Value, End of Year	$8.94	$9.06	$8.44	$8.62	$10.39
Total Return(4)	3.18%	12.23%	1.71%	(14.52)%	1.23%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$1,614,603	$1,499,004	$1,096,053	$903,782	$823,323
Ratios to Average Net Assets of:
Expenses, Net of Expenses Waived/ Reimbursed/Recouped	0.49%	0.49%	0.51%	0.51%	0.55%
Expenses, Prior to Expenses Waived/ Reimbursed/Recouped	0.49%	0.49%	0.51%	0.51%	0.52%
Net Investment Income	4.39%	4.32%	3.88%	2.41%	2.00%
Portfolio Turnover Rate	76%	103%	100%	124%	107%

(1)	Based on average daily shares outstanding.
(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)	Less than one cent per share.
(4)
Through September 30, 2021, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

The accompanying notes are an integral part of these financial statements.

62

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements
September 30, 2025
1. Organization
PFM Multi-Manager Series Trust (Trust) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. The Trust offers the following series: First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund), First American Multi-Manager International Equity Fund (International Equity Fund) and First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each a Fund and, collectively, the Funds). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of September 30, 2025, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The Funds are investment companies and follow the accounting and reporting guidance in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services-Investment Companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, including the fair value of investments, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
Level 1 –
Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors. Securities traded primarily in non-U.S. markets which are fair valued are generally categorized as Level 2 in the hierarchy.
Level 3 –
Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.

63

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2025
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (Board), the Board has designated the Adviser, U.S. Bancorp Asset Management, Inc. (USBAM or, the Adviser), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (VC) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policy and the Adviser’s valuation procedures. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.
Equity Securities
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Debt Securities
Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

64

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2025
Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures Contracts
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Forward Foreign Currency Exchange Contracts
The Funds use forward foreign currency exchange contracts to a limited extent with the objective of hedging against adverse movements in the foreign currencies in which portfolio securities are denominated. Forward foreign currency exchange contracts are marked-to-market daily using third-party pricing vendors who utilize matrix pricing which considers the terms of the contract, including notional amount and contract maturity, and other inputs including currency exchange rates, or counterparty-supplied prices. When independent prices are unavailable or unreliable, forward foreign currency exchange contracts may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party vendors. Changes in value, if any, are recorded as unrealized appreciation or depreciation until the contract is exercised or expires. A Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Foreign currency exchange contracts are generally categorized as Level 2 in the hierarchy.
Swap Contracts
Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse-supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy. Credit default swaps are valued by pricing vendors who utilize matrix pricing which considers the terms of the contract, including the notional amount and contract maturity, and multiple inputs including yield curves, recovery rates, and credit spreads, or by counterparty or clearinghouse-supplied prices. Credit default swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

65

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2025
Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty, or in some cases, segregated in a triparty account on behalf of the counterparty, which can be adjusted by any mark-to-market gains or losses pursuant to the contract. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
Investment Transactions and Income Recognition
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s REIT distributions to return of capital or capital gain distributions at year-end based on information provided by the REIT and estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period-end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income, if any, to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share

66

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2025
class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred by the Funds as of September 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Segment Reporting
As of this reporting period, the Funds have adopted FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280), which enhances disclosure requirements for public entities, including those with a single reportable segment. Each Fund operates as a single segment and this standard impacts only disclosures, consistent with its defined investment strategy. USBAM senior management serves as the Chief Operating Decision Maker (CODM). The CODM reviews financial metrics such as portfolio composition, total return, expense ratios, and changes in net assets to assess performance and allocate resources. The information reviewed by the CODM is consistent with that presented in the financial statements.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the year ended September 30, 2025 and for all open tax years (years ended September 30, 2023, September 30, 2024 and September 30, 2025), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended September 30, 2025, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period.

67

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2025
The tax-basis components of distributable earnings and loss as of year-end were as follows for each Fund:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary and Post-October Capital Loss Deferrals	Capital Loss Carryforward	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
First American Multi-Manager Domestic Equity Fund	$38,779,178	$28,973,447	$ —	$—	$(42,914)	$219,362,615	$287,072,326
First American Multi-Manager International Equity Fund	22,673,831	35,201,899	—	—	(42,914)	173,923,059	231,755,875
First American Multi-Manager Fixed-Income Fund	—	—	—	(84,584,037)	(742,820)	(7,977,597)	(93,304,454)

Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods. During the year ended September 30, 2025, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

	Total Distributable Earnings (Loss)	Paid-In Capital
First American Multi-Manager Fixed-Income Fund	$364,801	$(364,801)

The tax character of distributions declared for the year ended September 30, 2025 was as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions
First American Multi-Manager Domestic Equity Fund	$28,262,974	$223,294,649	$—	$251,557,623
First American Multi-Manager International Equity Fund	24,512,234	2,498,823	—	27,011,057
First American Multi-Manager Fixed-Income Fund	68,302,789	—	364,801	68,667,590

The tax character of distributions declared for the year ended September 30, 2024 was as follows:

	Ordinary Income	Long-Term Capital Gains	Total Distributions
First American Multi-Manager Domestic Equity Fund	$11,701,237	$—	$11,701,237
First American Multi-Manager International Equity Fund	12,808,915	—	12,808,915
First American Multi-Manager Fixed-Income Fund	54,554,326	—	54,554,326

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (Act), the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below, including any applicable limitations, is estimated as of fiscal year-end and is subject to adjustment. As of September 30, 2025, the estimated capital loss carryforwards were as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
First American Multi-Manager Domestic Equity Fund	$—	$—
First American Multi-Manager International Equity Fund	—	—
First American Multi-Manager Fixed-Income Fund	(21,702,704)	(62,881,333)

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PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2025
As of September 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund	First American Multi-Manager Fixed-Income Fund
Cost of investments	$1,010,254,652	$789,236,751	$1,626,955,747
Unrealized appreciation	228,370,099	187,117,422	27,465,966
Unrealized depreciation	(9,007,484)	(13,194,363)	(35,443,563)
Net unrealized appreciation (depreciation)	$219,362,615	$173,923,059	$(7,977,597)

During the fiscal year ended September 30, 2025, there were differences between book and tax accounting, primarily due to wash sales, REITs, passive foreign investment company (PFIC) inclusions, futures contracts mark to market, organizational expenses, return of capital distributions from corporations, defaulted bonds and premium amortization accruals.
4. Agreements
Investment Adviser
USBAM serves as the investment adviser to the Funds. USBAM is a subsidiary of U.S. Bank, National Association (U.S. Bank), a separate entity and subsidiary of U.S. Bancorp. USBAM is registered as an investment advisor with the Securities and Exchange Commission (SEC) under the Investment Adviser Act of 1940 (Advisers Act).
USBAM has delegated responsibility for the day-to-day investment management of some or all of the Funds’ assets to sub-advisers, subject to the oversight and supervision of the USBAM. USBAM maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. USBAM evaluates and selects the sub-advisers and makes recommendations to the Board about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and compliance with the applicable Fund’s investment policies and restrictions.
In return for providing management services to the Funds, each Fund pays USBAM an annual fee based on the following percentage of its average daily net assets:

Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%

The sub-advisory fees are paid by USBAM, and are not an additional expense of the respective Fund.

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PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2025
The Sub-Advisers to each Fund as of September 30, 2025 are as follows:

Fund	Sub-Advisers
Domestic Equity Fund*	Aristotle Atlantic Partners, LLC Putnam Investment Management, LLC
International Equity Fund**	Acadian Asset Management LLC Aristotle Capital Management, LLC Ninety One North America, Inc.
WCM Investment Management LLC
Fixed-Income Fund***	Brown Brothers Harriman & Co. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC

*	Vaughan Nelson Investment Management, L.P. and Jacobs Levy Equity Management, Inc. were sub-advisers to the Domestic Equity Fund through February 25, 2025 and September 26, 2025, respectively.
**
Kayne Anderson Rudnick Investment Management, LLC and Schroder Investment Management North America Inc./Schroder Investment Management North America Limited were sub-advisers to the International Equity Fund through December 2, 2024 and September 26, 2025, respectively.

***	Penn Mutual Asset Management, LLC was a sub-adviser to the Fixed-Income Fund through August 8, 2025.
Distributor
U.S. Bancorp Investments, Inc. (USBI or, the Distributor) serves as the Funds’ Distributor. The Distributor is an affiliate of USBAM. The Distributor is not separately compensated for the services it provides to the Funds.
Administration Fees
U.S. Bank Global Fund Services (USBGFS) serves as the Funds’ administrator pursuant to an administration agreement between USBGFS and the Trust. These services include administrative and accounting services. USBGFS is a subsidiary of U.S. Bank. The Funds pay USBGFS each Fund’s pro rata share of an amount equal, on an annual basis, to 0.0100% on the first $1 billion of the aggregate average daily net assets of the Funds and 0.0090% of the aggregate average daily net assets in excess of $1 billion, subject to a minimum fee per Fund. All fees are computed daily and paid monthly. The Funds may reimburse USBGFS for out-of-pocket expenses incurred in providing fund administration services.
Transfer Agent Fees
USBGFS serves as the Funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the Trust. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per Fund, based upon the number of accounts within each Fund. In addition to these fees, the funds pay USBGFS each Fund’s pro rata share of an amount equal, on an annual basis, to 0.0025% of the aggregate average daily net assets of the Funds. All fees are computed daily and paid monthly. The Funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.
Custodian Fees
U.S. Bank serves as the Funds custodian pursuant to a custodian agreement between U.S. Bank and the Trust. Pursuant to the custodian agreement, each Fund pays the custodian each Fund’s pro rata share of an amount equal, on an annual basis, to 0.0020% of the aggregate average daily market value of all securities and cash held in the Fund, subject to a minimum annual fee per Fund, plus portfolio transaction fees. All fees are computed daily and paid monthly. Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular Fund, which increases that Fund’s custodian expenses.

70

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2025
5. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
6. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on bank loans for the year ended September 30, 2025, were as follows:

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund
Non-U.S. Government Purchases	$462,126,715	$590,066,781
Non-U.S. Government Sales	$583,287,867	$677,317,890

First American Multi-Manager Fixed-Income Fund
U.S. Government Purchases	$669,427,779
Non-U.S. Government Purchases	$610,530,798
U.S. Government Sales	$696,504,110
Non-U.S. Government Sales	$452,366,287

7. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of September 30, 2025 is included in each respective Schedule of Investments. As of September 30, 2025, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk — The Domestic Equity and International Equity Funds may enter into equity index futures contracts to gain exposure to equity markets and to enhance returns.
Foreign Exchange Risk — The International Equity and Fixed-Income Funds hold foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts.
Interest Rate Risk — The Fixed-Income Fund utilizes various interest rate derivatives, including futures contracts and swaps contracts, to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
Credit Risk — The Fixed-Income Fund may enter into credit default swaps to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which the Fund is not otherwise exposed.

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PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2025
The following table summarizes the value of the Fund’s derivative instruments as of September 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Fixed-Income Fund

	Asset Derivatives		Liability Derivatives
Interest Rate Risk	Net Variation Margin on Futures Contracts*	$527,782	Net Variation Margin on Futures Contracts*	$(5,350)
Interest Rate Risk	Net Variation Margin on Swap Contracts*	$—	Net Variation Margin on Swap Contracts*	$(5,268)
Credit Risk	Net Variation Margin on Swap Contracts*	$2,636	Net Variation Margin on Swap Contracts*	$—

*
Includes cumulative unrealized appreciation (depreciation) of futures and swap contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Fund’s derivative instruments for the year ended September 30, 2025 and the related location in the accompanying Statement of Operations, presented by primary underlying risk exposure:
Fixed-Income Fund

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Interest Rate Risk	Futures Contracts	$(1,457,727)	Futures Contracts	$481,066
Interest Rate Risk	Swap Contracts	$(32)	Swap Contracts	$7,004
Credit Risk	Swap Contracts	$(53,549)	Swap Contracts	$13,603

The average notional value of futures contracts and average notional amounts of swaps outstanding during the year ended September 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Fixed-Income Fund

	Futures Contracts – Long	Futures Contracts – Short	Swap Contracts – Long
Interest Rate Risk	$72,080,153	$(107,198)	$515,000
Credit Risk	$—	$—	$9,575,417

8. Related Parties
As of September 30, 2025, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
9. Risks
Credit (or Default Risk) — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength, solvency of an issuer, and lack of or inadequacy of collateral or credit enhancements for a fixed-income security, may affect credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.

72

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(concluded)
September 30, 2025
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — This is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers, real or perceived general economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, political or social developments, or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore could adversely affect the value of a Fund’s investments. Recent examples include pandemic risks related to the global outbreak caused by a novel coronavirus known as COVID-19 which resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. Securities markets may experience great short-term volatility and may fall sharply at times.
Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. The value of a Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. Price changes may be temporary or last for extended periods. The value of an investment in a Fund could decline over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.
Emerging Markets Risk ― The risk that in addition to the risks of investing in foreign investments generally, emerging markets investments may be subject to greater risks arising from political or economic instability, market disruption, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Because of the foregoing factors, the Fund’s investments in emerging market countries may be subject to greater price volatility and illiquidity than investments in developed markets.
10. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.

73

Other Information (unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2025 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the fiscal year ended September 30, 2025, there were no foreign taxes to pass through to shareholders.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Trustees, Officers and Others of Open-End Management Investment Companies
The aggregate remuneration paid to trustees, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found on the following pages.

74

BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)
PFM MULTI-MANAGER SERIES TRUST
First American Multi-Manager Fixed-Income Fund
(the Fund)
At a meeting held on May 13, 2025 (Meeting), the Board of Trustees (Board) of PFM Multi-Manager Series Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), met to consider, among other things, the change in control of PineBridge Investments LLC (PineBridge) and the approval of a new sub-advisory agreement with PineBridge (the “New Agreement”). PineBridge serves as sub-adviser to the Fund.
The Independent Trustees reported that they reviewed responses provided by PineBridge in response to a supplemental 15(c) request regarding the proposed acquisition by MetLife Investment Management (MetLife) of the investment management business of PineBridge’s parent company, PineBridge Investments, L.P. (the “Transaction”). As the Transaction would result in a change of control of PineBridge and cause the current sub-advisory agreement between U.S. Bancorp Asset Management, Inc. (Adviser), the investment adviser to the Fund, and PineBridge (the “Prior Agreement”) to terminate, the Board was asked to approve the New Agreement for an initial two-year period.
The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee and management to consider approval of the New Agreement. The Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of advisory arrangements including sub-advisory agreements. The Board considered information provided by PineBridge that the Transaction will not result in a change to the contractual sub-advisory fee paid by the Adviser to PineBridge (Sub-Advisory Fee) and is not expected to result in any diminution in the investment sub-advisory services provided to the Fund. The Board also considered that it had approved the Prior Agreement in September 2024.
The Board determined that, given the totality of the information provided with respect to the Transaction and the New Agreement, the Board had received sufficient information to approve the New Agreement. In approving the New Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the New Agreement are fair and reasonable and that the approval of the New Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of services to be provided by PineBridge under the New Agreement. The Board considered information provided by PineBridge that the Transaction will not result in any diminution in the investment sub-advisory services provided to the Fund. The Board noted that the Transaction is not anticipated to result in any change to PineBridge’s portfolio management team, or its investment strategies and policies, research capabilities, administrative personnel and other current resources. The Board further considered that approving the New Agreement would assure continuity of the sub-advisory services and allow PineBridge to continue to provide services uninterrupted after the closing of the Transaction. The Board concluded that these factors supported approval of the New Agreement.
The Board noted that the New Agreement is identical to the Prior Agreement, with the exception of the effective date and such other changes the Board finds to be immaterial. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by PineBridge to the Fund and its shareholders.
Fund Performance
With respect to performance, the Board considered that PineBridge indicated that its current portfolio management teams will continue to manage the Fund, albeit as MetLife employees, and that no changes to any of PineBridge’s investment objectives and strategies are contemplated in connection with the Transaction.

75

BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)(concluded)
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Sub-Advisory Fee and noted that the Sub-Advisory Fee would be identical to the sub-advisory fee currently charged pursuant to the Prior Agreement. The Board noted that the Sub-Advisory Fee was the product of arm’s-length negotiations between the Adviser and PineBridge and that the Sub-Advisory Fee had been determined to be reasonable in connection with the Fund’s September 2024 annual contract renewal process. The Board concluded that the Sub-Advisory Fee is reasonable based on the information provided.
Profitability and Economies of Scale
The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the September 2024 annual contract renewal of the existing investment management agreement with the Adviser had not changed as a result of the proposal to approve the New Agreement.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the New Agreement for an initial two-year period.

76

BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)
PFM MULTI-MANAGER SERIES TRUST
First American Multi-Manager Domestic Equity Fund
(the Fund)
At a meeting held on September 25-26, 2025 (Meeting), the Board of Trustees (Board) of PFM Multi-Manager Series Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved a new investment sub-advisory agreement between U.S. Bancorp Asset Management, Inc. (Adviser) and Osterweis Capital Management, LLC (Sub-Adviser) on behalf of the Fund (Sub-advisory Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the new Sub-advisory Agreement.
In considering the Sub-advisory Agreement, the Board reviewed and considered information provided by the Sub-Adviser at the Meeting specifically related to the Sub-advisory Agreement, as well as information about the management of the Fund by the Adviser and other sub-advisers provided throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Sub-Adviser provided in response to a detailed set of requests for information submitted to the Sub-Adviser by Independent Trustee counsel on behalf of the Independent Trustees in connection with the approval of the Sub-advisory Agreement. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; (ii) the costs of the services to be provided to the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the Sub-advisory Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Sub-advisory Agreement are fair and reasonable and that the approval of such Sub-advisory Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment sub-advisory services expected to be provided by the Sub-Adviser to the Fund and its shareholders. The Board noted that the Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Adviser and the Trust from the U.S. Securities and Exchange Commission (SEC), whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval, as applicable); and subject to oversight of the Board for allocating the Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of a portion of the Fund’s assets. The Board further noted the responsibilities that the Sub-Adviser will have with respect to the portion of the Fund’s assets that will be allocated to the Sub-Adviser by the Adviser (Sub-Advised Portion), including, among others, security selection for the Sub-Advised Portion consistent with agreed upon investment guidelines. The information the Board reviewed and considered included, among other things, the Sub-Adviser’s proposed investment strategy, and ability to implement such investment strategy, including, but not limited to, the Sub-Adviser’s trading practices and investment decision processes. The Board also reviewed and considered, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of the Sub-Adviser; the Sub-Adviser’s professional staff, including the experience and responsibilities of the investment team and potential conflicts of interests; information on how portfolio transactions would be effected; the Sub-Adviser’s risk management controls, including how the Sub-Adviser would comply with the Fund’s investment guidelines; and the Sub-Adviser’s compliance program. The Board also considered the Adviser’s rationale for recommending the approval of the Sub-Adviser.
The Board further considered the Trust’s Chief Compliance Officer’s review of the Sub-Adviser’s compliance program and capabilities as such program and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer. The Board also considered the selection and due diligence process employed by the Adviser in selecting

77

BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)(concluded)
and deciding to recommend retaining the Sub-Adviser as a sub-adviser to the Fund, including the due diligence undertaken with respect to the Sub-Adviser’s compliance and risk management capabilities.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its shareholders.
Fund Performance
Because the Sub-Adviser has not yet managed any assets of the Fund, the Board concluded that the Fund’s current performance was not a relevant factor in its consideration of the Sub-advisory Agreement. Notwithstanding, the Board considered the historic performance of a composite for the Sub-Adviser, and noted that all accounts currently managed by the Sub-Adviser using a small cap growth investment strategy are subject to investment policies similar to those of the sleeve of the Fund that the Sub-Adviser proposed to manage.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the sub-advisory fee to be paid to the Sub-Adviser (Sub-Advisory Fee). The Board received confirmation that the Sub-Advisory Fee will be paid by the Adviser to the Sub-Adviser and is not an additional fee to be borne by the Fund. The Board noted that the Sub-Advisory Fee to be paid by the Adviser to the Sub-Adviser was the product of arm’s-length negotiations between the Adviser and the Sub-Adviser. The Board concluded that the Sub-Advisory Fee is reasonable based on the information provided.
Profitability and Economies of Scale
The Board reviewed and considered information it received at the Meeting regarding the expected impact of retaining the Sub-Adviser on the profitability of the Adviser consistent with the conditions of the Order. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the September 2025 annual contract renewal of the existing investment management agreement with the Adviser had not changed as a result of the proposal to approve the Sub-advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-advisory Agreement for an initial two-year period.

78

BOARD APPROVAL OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (unaudited)
PFM MULTI-MANAGER SERIES TRUST
First American Multi-Manager Domestic Equity Fund
First American Multi-Manager International Equity Fund
First American Multi-Manager Fixed-Income Fund
(each a Fund, and collectively the Funds)
At a meeting held on September 25-26, 2025 (Meeting), the Board of Trustees (Board) of PFM Multi-Manager Series Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement (Advisory Agreement) between U.S. Bancorp Asset Management, Inc. (Adviser) and the Trust, on behalf of each Fund for an additional one-year period; and (ii) investment sub-advisory agreements (Sub-Advisory Agreements, and together with the Advisory Agreement, the Agreements) between the Adviser and each of the following investment sub-advisers (each a Sub-Adviser, and collectively the Sub-Advisers) for an additional one-year period.

Fund	Sub-Adviser
Domestic Equity Fund	Aristotle Atlantic Partners, LLC
International Equity Fund	Acadian Asset Management LLC
Aristotle Capital Management, LLC
Ninety One North America, Inc.
WCM Investment Management, LLC
Fixed-Income Fund	Brown Brothers Harriman & Co.
PGIM, Inc.
PineBridge Investments LLC
Teachers Advisors, LLC

Although the Agreements for the Funds were considered at the same Board Meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Agreement.
In considering the continuation of each Agreement, the Board reviewed and considered information provided by the Adviser at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Adviser and each Sub-Adviser by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a contract renewal video conference meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Adviser and each Sub-Adviser; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Adviser and each applicable Sub-Adviser and their affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors. As part of this review, particular attention was given to the Adviser’s process of selecting and overseeing the Sub-Advisers.
In approving the continuance of each Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Agreement are fair and reasonable and that the approval of such Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

79

BOARD APPROVAL OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (unaudited)(continued)
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Adviser and each Sub-Adviser and their affiliates, as applicable, to the respective Fund and its shareholders. The Board noted that each Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Adviser and the Trust from the U.S. Securities and Exchange Commission (SEC), whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval, as applicable) and, subject to oversight of the Board, for allocating the respective Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of their portions of the Funds’ assets. The Board reviewed and considered information that included, among other things, descriptions of the Adviser’s business, personnel, and operations, including the Adviser’s business continuity plan, considerations related to cybersecurity and artificial intelligence, the experience and responsibilities of the Adviser’s investment professionals, and compensation of investment professionals; the services the Adviser provides to the Funds, including management and oversight of the Funds’ investment strategies and the Adviser’s risk assessment process; the Adviser’s compliance program; and information on the Adviser’s oversight of Sub-Advisers, including monitoring of Sub-Advisers, allocation of Fund assets to Sub-Advisers, and the due diligence process for selecting and retaining Sub-Advisers.
With respect to the sub-advisory services provided by each Sub-Adviser, the Board noted the responsibilities that each Sub-Adviser has with respect to the portion of the respective Fund’s assets allocated to the Sub-Adviser by the Adviser (Sub-Advised Portion), including, among others, security selection for the Sub-Advised Portion consistent with agreed-upon investment guidelines. The information the Board reviewed and considered included, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of each Sub-Adviser; each Sub-Adviser’s professional staff, including the experience and responsibilities of the investment team; information on how portfolio transactions are effected; each Sub-Adviser’s risk management controls; and each Sub-Adviser’s compliance programs. The Board also considered the Adviser’s rationale for recommending the continuation of each Sub-Adviser’s Sub-Advisory Agreement.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Adviser and each Sub-Adviser and their affiliates to the respective Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over the one-, three- and five-year periods and since inception ended June 30, 2025. The Board noted that while each Fund incepted on December 29, 2017, each Fund was not invested in accordance with the Fund’s investment strategies until May 16, 2018. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (each a Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board further reviewed and considered Fund and Sub-Adviser performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year, including at the Meeting. A summary of the Funds’ performance results is below.
First American Multi-Manager Domestic Equity Fund - The Performance Universe for the Fund consisted of the Fund and all institutional multi-cap core funds. The Board noted that the Fund’s performance returns (net of fees) for the one-year period and since inception were above the medians of its Performance Universe, but for the three- and five-years periods were below the medians of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
First American Multi-Manager International Equity Fund - The Performance Universe for the Fund consisted of the Fund and all institutional international multi-cap core funds. The Board noted that the Fund’s performance return (net of fees) for the one-, three- and five-year periods and since inception

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BOARD APPROVAL OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (unaudited)(continued)
were below the medians of its Performance Universe. The Board discussed with management the Fund’s performance and the actions taken/being taken by management in an effort to improve the performance of the Fund. The Board also noted that the Fund’s performance returns (net of fees) for the one- and three-year periods were above the returns of its benchmark performance index. The Board concluded that the Fund’s Agreements should be continued for a one-year period, while management’s efforts continue to be closely monitored.
First American Multi-Manager Fixed-Income Fund - The Performance Universe for the Fund consisted of the Fund and all institutional core plus bond funds. The Board noted that the Fund’s performance returns (net of fees) for the three- and five-year periods and since inception were above the medians of its Performance Universe, but for the one-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s performance returns (net of fees) for the one-, three- and five-year periods and since inception were above the returns of its benchmark performance index. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund (Expense Group) selected by Broadridge. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The actual total expense ratio, for comparative consistency, was shown for (i) Institutional Class for the First American Multi-Manager Domestic Equity Fund and Class A, Class I, Class S, Class Y and Institutional Class for each other fund in the Fund’s Expense Group; (ii) Institutional Class for the First American Multi-Manager International Equity Fund and Class S, Class Y, Class Y-3 and Institutional Class for each other fund in the Fund’s Expense Group; and (iii) Institutional Class for the First American Multi-Manager Fixed-Income Fund and Class I, Class P, Class S, Class Y, Class Y-3 and Institutional Class for each other fund in the Fund’s Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Board received confirmation that the sub-advisory fees are paid by the Adviser to each Sub-Adviser and are not additional fees borne by a respective Fund. The Board also noted that the sub-advisory fees paid by the Adviser to each Sub-Adviser are the product of arm’s-length negotiations between the Adviser and each Sub-Adviser. In addition, the Board considered the allocation of the investment management fee charged to the respective Fund between the Adviser and each Sub-Adviser in light of the nature, extent and quality of the investment management services provided by the Adviser and each Sub-Adviser.
First American Multi-Manager Domestic Equity Fund and First American Multi-Manager International Equity Fund - The Expense Group for the First American Multi-Manager Domestic Equity Fund included the Fund and seven other multi-cap core funds. The Expense Group for the First American Multi-Manager International Equity Fund included the Fund and six other international multi-cap core funds. The Board noted that the Management Rate and actual total expense ratio for each of the First American Multi-Manager Domestic Equity Fund and First American Multi-Manager International Equity Fund were below the medians of each Fund’s respective Expense Group. The Board further noted that each applicable Sub-Adviser was paid by the Adviser out of the management fee the Adviser received from a respective Fund. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fees paid to each Sub-Adviser are reasonable.

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BOARD APPROVAL OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (unaudited)(concluded)
First American Multi-Manager Fixed-Income Fund - The Expense Group for the Fund included the Fund, three other core plus bond funds and six core bond funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were approximately three basis points and five basis points, respectively, above the medians of its Expense Group. The Board further noted that each applicable Sub-Adviser was paid by the Adviser out of the management fee the Adviser received from the Fund, and that the Sub-Advisory Agreements with PGIM, Inc. and Teachers Advisors, LLC were amended to reflect a reduction in the investment sub-advisory fees payable to each Subadviser. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fees paid to each Sub-Adviser are reasonable.
Profitability and Fall-Out Benefits
The Board reviewed and considered information regarding the profits realized by the Adviser and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Adviser that addresses the profitability of the Adviser and its affiliates in providing investment management and other services to each Fund during the 12-month period ended June 30, 2025.
The Board noted management’s report on the methodologies and estimates used in calculating Fund profitability, including a description of the methodology used to allocate certain expenses. The Board further noted management’s belief that based on the growth and evolution of the Funds, the Adviser experienced overall net profit for each Fund, a modest net profit for the First American Multi-Manager International Equity Fund, and increasing levels of profit for the First American Multi-Manager Domestic Equity Fund and the First American Multi-Manager Fixed-Income Fund. In addition, the Board noted that management remains committed to growing its mutual fund business and continues to invest in personnel and technology to support and enhance the business and, in particular, the service to the Funds. The Board further noted management’s efforts to continue to grow assets of the Funds through different distribution channels.
The Board also considered the extent to which the Adviser, each Sub-Adviser, and their affiliates might derive ancillary benefits from Fund operations, including revenues generated from services provided by affiliated service providers, and growth to the Adviser’s overall outsourced chief investment officer business, among others. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Adviser and its affiliates from providing services to each of the Funds was not excessive in view of the nature, extent and quality of services provided to these Funds. The Board did not consider profitability with respect to each Sub-Adviser, as the sub-advisory fees paid to each Sub-Adviser were negotiated by the Adviser on an arm’s-length basis.
Economies of Scale
The Board reviewed and considered the extent to which the Adviser and each Sub-Adviser may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board noted that each Fund began to invest in accordance with its investment strategies on May 16, 2018 and that management represented that fiscal year 2024 marked the first year of overall profitability for the Funds in the aggregate and individually, and that those profitability results continued in fiscal year 2025. The Board recognized that there would not likely be any further economies of scale until each Fund’s assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Agreement for an additional one-year period.

82

BOARD APPROVAL OF
INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)
PFM MULTI-MANAGER SERIES TRUST
First American Multi-Manager International Equity Fund
(the Fund)
At a meeting held on November 20, 2025 (Meeting), the Board of Trustees (Board) of PFM Multi-Manager Series Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved a new investment sub-advisory agreement between U.S. Bancorp Asset Management, Inc. (Adviser) and Pzena Investment Management, LLC (Sub-Adviser) on behalf of the Fund (Sub-advisory Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the new Sub-advisory Agreement.
In considering the Sub-advisory Agreement, the Board reviewed and considered information provided by the Sub-Adviser at the Meeting specifically related to the Sub-advisory Agreement, as well as information about the management of the Fund by the Adviser and other sub-advisers provided throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Sub-Adviser provided in response to a detailed set of requests for information submitted to the Sub-Adviser by Independent Trustee counsel on behalf of the Independent Trustees in connection with the approval of the Sub-advisory Agreement. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; (ii) the costs of the services to be provided to the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; and (iv) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the Sub-advisory Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Sub-advisory Agreement are fair and reasonable and that the approval of such Sub-advisory Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment sub-advisory services expected to be provided by the Sub-Adviser to the Fund and its shareholders. The Board noted that the Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Adviser and the Trust from the U.S. Securities and Exchange Commission (SEC), whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval, as applicable); and subject to oversight of the Board for allocating the Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of a portion of the Fund’s assets. The Board further noted the responsibilities that the Sub-Adviser will have with respect to the portion of the Fund’s assets that will be allocated to the Sub-Adviser by the Adviser (Sub-Advised Portion), including, among others, security selection for the Sub-Advised Portion consistent with agreed upon investment guidelines. The information the Board reviewed and considered included, among other things, the Sub-Adviser’s proposed investment strategy, and ability to implement such investment strategy, including, but not limited to, the Sub-Adviser’s trading practices and investment decision processes. The Board also reviewed and considered, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of the Sub-Adviser; the Sub-Adviser’s professional staff, including the experience and responsibilities of the investment team and potential conflicts of interests; information on how portfolio transactions would be effected; the Sub-Adviser’s risk management controls, including how the Sub-Adviser would comply with the Fund’s investment guidelines; and the Sub-Adviser’s compliance program. The Board also considered the Adviser’s rationale for recommending the approval of the Sub-Adviser.
The Board further considered the Trust’s Chief Compliance Officer’s review of the Sub-Adviser’s compliance program and capabilities as such program and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer.

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BOARD APPROVAL OF
INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)(concluded)
The Board also considered the selection and due diligence process employed by the Adviser in selecting and deciding to recommend retaining the Sub-Adviser as a sub-adviser to the Fund, including the due diligence undertaken with respect to the Sub-Adviser’s compliance and risk management capabilities.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its shareholders.
Fund Performance
Because the Sub-Adviser has not yet managed any assets of the Fund, the Board concluded that the Fund’s current performance was not a relevant factor in its consideration of the Sub-advisory Agreement. Notwithstanding, the Board considered the historic performance of a composite for the Sub-Adviser that employs the same emerging markets focused value strategy that is expected to be employed for the sleeve of the Fund that the Sub-Adviser is proposed to manage.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the sub-advisory fee to be paid to the Sub-Adviser (Sub-Advisory Fee). The Board received confirmation that the Sub-Advisory Fee will be paid by the Adviser to the Sub-Adviser and is not an additional fee to be borne by the Fund. The Board noted that the Sub-Advisory Fee to be paid by the Adviser to the Sub-Adviser was the product of arm’s-length negotiations between the Adviser and the Sub-Adviser. The Board concluded that the Sub-Advisory Fee is reasonable based on the information provided.
Profitability and Economies of Scale
The Board reviewed and considered information it received at the Meeting regarding the expected impact of retaining the Sub-Adviser on the profitability of the Adviser consistent with the conditions of the Order. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the September 2025 annual contract renewal of the existing investment management agreement with the Adviser had not changed as a result of the proposal to approve the Sub-advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-advisory Agreement for an initial two-year period.

84

Investment Adviser
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402
Distributor
U.S. Bancorp Investments, Inc.
60 Livingston Avenue
EP-MN-WN3C
Saint Paul, MN 55107
Custodian
U.S. Bank, National Association
425 Walnut Street
Cincinnati, Ohio 45202
Administrator & Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.800.527.5412

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1)	The Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2, is attached hereto.

(a)	(2)	Not applicable.

(a)	(3)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, are attached hereto.

(a)	(4)	Not applicable.

(a)	(5)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Multi-Manager Series Trust

By (Signature and Title)*	/s/ Valentine James Link, Jr.
Valentine James Link, Jr.
President (Principal Executive Officer)

Date	12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Valentine James Link, Jr.
Valentine James Link, Jr.
President (Principal Executive Officer)

Date	12/5/2025

By (Signature and Title)*	/s/ Patrick Carmody
Patrick Carmody
Treasurer (Principal Financial Officer)

Date	12/5/2025